UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3010

Fidelity Advisor Series VII

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Real Estate Fund Class A, Class M, Class C and Class I Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Simon Property Group, Inc.	6.9
AvalonBay Communities, Inc.	5.7
Boston Properties, Inc.	5.2
Ventas, Inc.	4.5
Essex Property Trust, Inc.	4.1
Public Storage	4.0
Extra Space Storage, Inc.	3.7
Prologis, Inc.	3.4
DCT Industrial Trust, Inc.	3.4
SL Green Realty Corp.	3.2
44.1

Top Five REIT Sectors as of January 31, 2018

% of fund's net assets
REITs - Apartments	18.6
REITs - Office Property	17.0
REITs - Regional Malls	11.2
REITs - Health Care	9.1
REITs - Diversified	9.1

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 0.4%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 98.5%
REITs - Apartments - 18.6%
American Homes 4 Rent Class A	774,100	$16,093,539
AvalonBay Communities, Inc.	246,140	41,942,256
Education Realty Trust, Inc.	301,900	9,971,757
Equity Residential (SBI)	253,209	15,600,206
Essex Property Trust, Inc.	130,547	30,414,840
Mid-America Apartment Communities, Inc.	240,049	22,893,473
		136,916,071
REITs - Diversified - 9.1%
Corrections Corp. of America	114,700	2,662,187
Digital Realty Trust, Inc.	85,000	9,515,750
Duke Realty Corp.	734,200	19,390,222
Equinix, Inc.	42,000	19,117,980
Washington REIT (SBI)	557,400	15,975,084
		66,661,223
REITs - Health Care - 9.1%
Healthcare Realty Trust, Inc.	478,100	14,280,847
Sabra Health Care REIT, Inc.	113,561	2,055,454
Ventas, Inc.	583,905	32,681,163
Welltower, Inc.	299,319	17,950,160
		66,967,624
REITs - Hotels - 7.8%
DiamondRock Hospitality Co.	1,448,350	17,032,596
Host Hotels & Resorts, Inc.	1,074,334	22,303,174
Sunstone Hotel Investors, Inc.	1,068,800	18,009,280
		57,345,050
REITs - Management/Investment - 1.3%
American Assets Trust, Inc.	172,800	6,092,928
American Tower Corp.	25,300	3,736,810
		9,829,738
REITs - Manufactured Homes - 2.8%
Equity Lifestyle Properties, Inc.	236,503	20,414,939
REITs - Office Property - 17.0%
Boston Properties, Inc.	305,447	37,786,848
Corporate Office Properties Trust (SBI)	354,700	9,683,310
Douglas Emmett, Inc.	459,700	17,776,599
Highwoods Properties, Inc. (SBI)	387,700	18,563,076
Hudson Pacific Properties, Inc.	551,400	17,628,258
SL Green Realty Corp.	235,900	23,712,668
		125,150,759
REITs - Regional Malls - 11.2%
General Growth Properties, Inc.	528,800	12,178,264
Simon Property Group, Inc.	310,850	50,783,565
Taubman Centers, Inc.	126,300	7,786,395
The Macerich Co.	175,000	11,299,750
		82,047,974
REITs - Shopping Centers - 5.6%
Acadia Realty Trust (SBI)	356,944	8,766,545
Cedar Realty Trust, Inc.	1,022,770	5,226,355
DDR Corp.	923,900	7,502,068
Urban Edge Properties	828,841	19,378,303
		40,873,271
REITs - Storage - 7.7%
Extra Space Storage, Inc.	332,300	27,740,404
Public Storage	149,450	29,256,332
		56,996,736
REITs - Warehouse/Industrial - 8.2%
Americold Realty Trust (a)	220,800	4,036,224
DCT Industrial Trust, Inc.	420,566	24,893,302
Prologis, Inc.	382,477	24,903,077
Rexford Industrial Realty, Inc.	164,200	4,875,098
Terreno Realty Corp.	51,180	1,822,008
		60,529,709
Specialized REITs - 0.1%
Safety Income and Growth, Inc.	38,800	683,268

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		724,416,362

Hotels, Restaurants & Leisure - 0.1%
Hotels, Resorts & Cruise Lines - 0.1%
Marriott International, Inc. Class A	8,000	1,178,720
Real Estate Management & Development - 0.7%
Real Estate Development - 0.3%
Howard Hughes Corp. (a)	18,600	2,342,856
Real Estate Operating Companies - 0.4%
Vonovia SE	52,500	2,588,352

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		4,931,208

TOTAL COMMON STOCKS
(Cost $604,561,420)		730,526,290

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.39% (b)
(Cost $6,403,822)	6,402,542	6,403,822
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $610,965,242)		736,930,112
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,631,601)
NET ASSETS - 100%		$735,298,511

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,435
Fidelity Securities Lending Cash Central Fund	1,116
Total	$49,551

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $604,561,420)	$730,526,290
Fidelity Central Funds (cost $6,403,822)	6,403,822
Total Investment in Securities (cost $610,965,242)		$736,930,112
Receivable for investments sold		1,868,063
Receivable for fund shares sold		483,640
Dividends receivable		117,741
Distributions receivable from Fidelity Central Funds		4,730
Prepaid expenses		3,450
Other receivables		78,027
Total assets		739,485,763
Liabilities
Payable for investments purchased	$1,337,289
Payable for fund shares redeemed	2,080,034
Accrued management fee	336,516
Distribution and service plan fees payable	138,783
Other affiliated payables	164,212
Other payables and accrued expenses	130,418
Total liabilities		4,187,252
Net Assets		$735,298,511
Net Assets consist of:
Paid in capital		$604,514,495
Distributions in excess of net investment income		(1,127,274)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,946,466
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		125,964,824
Net Assets		$735,298,511
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($191,957,861 ÷ 9,146,578 shares)		$20.99
Maximum offering price per share (100/94.25 of $20.99)		$22.27
Class M:
Net Asset Value and redemption price per share ($129,767,937 ÷ 6,187,746 shares)		$20.97
Maximum offering price per share (100/96.50 of $20.97)		$21.73
Class C:
Net Asset Value and offering price per share ($49,181,127 ÷ 2,397,295 shares)(a)		$20.52
Class I:
Net Asset Value, offering price and redemption price per share ($364,391,586 ÷ 17,204,018 shares)		$21.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$10,532,103
Income from Fidelity Central Funds		49,551
Total income		10,581,654
Expenses
Management fee	$2,201,180
Transfer agent fees	901,438
Distribution and service plan fees	923,087
Accounting and security lending fees	140,230
Custodian fees and expenses	14,179
Independent trustees' fees and expenses	9,122
Registration fees	28,177
Audit	25,756
Legal	7,456
Miscellaneous	42,042
Total expenses before reductions	4,292,667
Expense reductions	(26,218)	4,266,449
Net investment income (loss)		6,315,205
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,110,678
Fidelity Central Funds	295
Foreign currency transactions	3,746
Total net realized gain (loss)		23,114,719
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(50,455,355)
Assets and liabilities in foreign currencies	(46)
Total change in net unrealized appreciation (depreciation)		(50,455,401)
Net gain (loss)		(27,340,682)
Net increase (decrease) in net assets resulting from operations		$(21,025,477)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,315,205	$12,983,654
Net realized gain (loss)	23,114,719	50,441,686
Change in net unrealized appreciation (depreciation)	(50,455,401)	(127,656,753)
Net increase (decrease) in net assets resulting from operations	(21,025,477)	(64,231,413)
Distributions to shareholders from net investment income	(10,557,829)	(12,016,018)
Distributions to shareholders from net realized gain	(37,943,123)	(47,681,990)
Total distributions	(48,500,952)	(59,698,008)
Share transactions - net increase (decrease)	(60,031,080)	(90,656,092)
Total increase (decrease) in net assets	(129,557,509)	(214,585,513)
Net Assets
Beginning of period	864,856,020	1,079,441,533
End of period	$735,298,511	$864,856,020
Other Information
Undistributed net investment income end of period	$–	$3,115,350
Distributions in excess of net investment income end of period	$(1,127,274)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.96	$25.93	$22.90	$22.57	$20.92	$19.83
Income from Investment Operations
Net investment income (loss)A	.17	.33	.37	.30	.31	.22
Net realized and unrealized gain (loss)	(.74)	(1.82)	3.61	1.82	2.13	1.27
Total from investment operations	(.57)	(1.49)	3.98	2.12	2.44	1.49
Distributions from net investment income	(.29)	(.30)	(.36)	(.30)	(.27)	(.23)
Distributions from net realized gain	(1.11)	(1.18)	(.59)	(1.49)	(.52)	(.17)
Total distributions	(1.40)	(1.48)	(.95)	(1.79)	(.79)	(.40)
Net asset value, end of period	$20.99	$22.96	$25.93	$22.90	$22.57	$20.92
Total ReturnB,C,D	(2.75)%	(5.63)%	18.33%	9.70%	12.34%	7.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.09%G	1.09%	1.09%	1.10%	1.16%	1.17%
Expenses net of fee waivers, if any	1.09%G	1.09%	1.09%	1.10%	1.16%	1.17%
Expenses net of all reductions	1.09%G	1.08%	1.08%	1.09%	1.15%	1.16%
Net investment income (loss)	1.52%G	1.42%	1.62%	1.32%	1.47%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$191,958	$249,442	$370,408	$327,489	$274,136	$246,323
Portfolio turnover rateH	39%G	69%	62%	57%	83%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.94	$25.90	$22.88	$22.55	$20.91	$19.82
Income from Investment Operations
Net investment income (loss)A	.14	.27	.32	.25	.26	.17
Net realized and unrealized gain (loss)	(.74)	(1.81)	3.60	1.82	2.13	1.28
Total from investment operations	(.60)	(1.54)	3.92	2.07	2.39	1.45
Distributions from net investment income	(.26)	(.24)	(.30)	(.25)	(.23)	(.19)
Distributions from net realized gain	(1.11)	(1.18)	(.59)	(1.49)	(.52)	(.17)
Total distributions	(1.37)	(1.42)	(.90)B	(1.74)	(.75)	(.36)
Net asset value, end of period	$20.97	$22.94	$25.90	$22.88	$22.55	$20.91
Total ReturnC,D,E	(2.88)%	(5.83)%	18.02%	9.46%	12.07%	7.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.32%H	1.33%	1.33%	1.34%	1.37%	1.38%
Expenses net of fee waivers, if any	1.32%H	1.33%	1.33%	1.34%	1.37%	1.38%
Expenses net of all reductions	1.32%H	1.32%	1.32%	1.33%	1.36%	1.38%
Net investment income (loss)	1.29%H	1.18%	1.38%	1.09%	1.26%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$129,768	$153,285	$199,431	$168,375	$138,783	$114,717
Portfolio turnover rateI	39%H	69%	62%	57%	83%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.90 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.594 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.46	$25.43	$22.49	$22.23	$20.61	$19.55
Income from Investment Operations
Net investment income (loss)A	.08	.15	.19	.13	.15	.07
Net realized and unrealized gain (loss)	(.72)	(1.78)	3.54	1.78	2.10	1.26
Total from investment operations	(.64)	(1.63)	3.73	1.91	2.25	1.33
Distributions from net investment income	(.19)	(.16)	(.20)	(.16)	(.11)	(.10)
Distributions from net realized gain	(1.11)	(1.18)	(.59)	(1.49)	(.52)	(.17)
Total distributions	(1.30)	(1.34)	(.79)	(1.65)	(.63)	(.27)
Net asset value, end of period	$20.52	$22.46	$25.43	$22.49	$22.23	$20.61
Total ReturnB,C,D	(3.12)%	(6.34)%	17.40%	8.85%	11.52%	6.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.87%G	1.86%	1.86%	1.87%	1.90%	1.90%
Expenses net of fee waivers, if any	1.87%G	1.86%	1.86%	1.87%	1.90%	1.90%
Expenses net of all reductions	1.86%G	1.86%	1.85%	1.86%	1.89%	1.89%
Net investment income (loss)	.74%G	.65%	.85%	.56%	.73%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$49,181	$62,551	$86,755	$79,291	$64,822	$75,461
Portfolio turnover rateH	39%G	69%	62%	57%	83%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$23.17	$26.15	$23.09	$22.74	$21.07	$19.97
Income from Investment Operations
Net investment income (loss)A	.20	.39	.43	.36	.36	.28
Net realized and unrealized gain (loss)	(.74)	(1.83)	3.64	1.83	2.15	1.27
Total from investment operations	(.54)	(1.44)	4.07	2.19	2.51	1.55
Distributions from net investment income	(.34)	(.36)	(.41)	(.35)	(.32)	(.28)
Distributions from net realized gain	(1.11)	(1.18)	(.59)	(1.49)	(.52)	(.17)
Total distributions	(1.45)	(1.54)	(1.01)B	(1.84)	(.84)	(.45)
Net asset value, end of period	$21.18	$23.17	$26.15	$23.09	$22.74	$21.07
Total ReturnC,D	(2.64)%	(5.36)%	18.61%	9.99%	12.64%	7.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G	.82%	.84%	.85%	.89%	.90%
Expenses net of fee waivers, if any	.81%G	.82%	.83%	.85%	.89%	.90%
Expenses net of all reductions	.81%G	.81%	.83%	.84%	.88%	.89%
Net investment income (loss)	1.80%G	1.69%	1.87%	1.57%	1.74%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$364,392	$399,578	$422,848	$349,301	$298,932	$305,619
Portfolio turnover rateH	39%G	69%	62%	57%	83%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.01 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $.594 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$145,019,590
Gross unrealized depreciation	(21,108,957)
Net unrealized appreciation (depreciation)	$123,910,633
Tax cost	$613,019,479

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $155,270,976 and $244,657,241, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$282,689	$3,056
Class M	.25%	.25%	355,199	–
Class C	.75%	.25%	285,199	15,492
			$923,087	$18,548

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$14,072
Class M	2,835
Class C(a)	1,313
$18,220

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$269,197.24
Class M	155,510.22
Class C	74,251.26
Class I	402,480.21
	$901,438

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,349 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,217 and is reflected in Miscellaneous expenses on the Statement of Operations.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,116.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,580 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $91.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,547.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Class A	$2,841,694	$4,093,430
Class M	1,622,517	1,850,037
Class C	483,478	523,780
Class I	5,610,140	5,548,771
Total	$10,557,829	$12,016,018
From net realized gain
Class A	$10,241,720	$16,499,323
Class M	6,686,045	8,976,938
Class C	2,729,897	3,942,806
Class I	18,285,461	18,262,923
Total	$37,943,123	$47,681,990

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Class A
Shares sold	708,021	2,873,672	$15,844,327	$66,336,642
Reinvestment of distributions	566,431	875,188	12,529,573	19,973,289
Shares redeemed	(2,992,436)	(7,171,585)	(67,294,480)	(163,182,157)
Net increase (decrease)	(1,717,984)	(3,422,725)	$(38,920,580)	$(76,872,226)
Class M
Shares sold	288,935	1,097,966	$6,456,756	$25,270,280
Reinvestment of distributions	369,879	466,802	8,174,100	10,646,212
Shares redeemed	(1,153,042)	(2,581,646)	(25,867,887)	(58,846,191)
Net increase (decrease)	(494,228)	(1,016,878)	$(11,237,031)	$(22,929,699)
Class C
Shares sold	66,136	434,716	$1,448,494	$9,891,189
Reinvestment of distributions	143,007	186,230	3,091,145	4,173,962
Shares redeemed	(597,131)	(1,247,114)	(12,973,526)	(27,771,413)
Net increase (decrease)	(387,988)	(626,168)	$(8,433,887)	$(13,706,262)
Class I
Shares sold	2,107,644	9,790,992	$47,301,288	$223,594,423
Reinvestment of distributions	1,039,163	869,513	23,187,018	20,031,574
Shares redeemed	(3,189,765)	(9,584,158)	(71,927,888)	(220,773,902)
Net increase (decrease)	(42,958)	1,076,347	$(1,439,582)	$22,852,095

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Class A	1.09%
Actual		$1,000.00	$972.50	$5.42
Hypothetical-C		$1,000.00	$1,019.71	$5.55
Class M	1.32%
Actual		$1,000.00	$971.20	$6.56
Hypothetical-C		$1,000.00	$1,018.55	$6.72
Class C	1.87%
Actual		$1,000.00	$968.80	$9.28
Hypothetical-C		$1,000.00	$1,015.78	$9.50
Class I	.81%
Actual		$1,000.00	$973.60	$4.03
Hypothetical-C		$1,000.00	$1,021.12	$4.13

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. SelectCo and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also ratified an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, which was effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates to the extent that assets under management that are included in group fee calculations increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing of the Investment Advisers as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of SelectCo about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. The fund underperformed its benchmark for the one-, three-, and five-year periods ended June 30, 2017, and as a result, the Board will continue to discuss with SelectCo the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors, including the following: general market conditions; issuer-specific information; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2017.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Real Estate Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) comparisons to institutional products; (v) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (vi) the impact of proposed changes to contractual expense cap arrangements in place for certain funds; (vii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (viii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (ix) the presentation of certain fund performance information; (x) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, including the increased use of omnibus accounts and lower pricing in the retirement channel; (xi) fluctuations in trading expenses; (xii) explanations regarding the relative total expense ratios of certain funds and classes; and (xiii) Fidelity's expectations regarding the future asset levels of certain funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on February 9, 2018. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
James C. Curvey
Affirmative	6,025,729,824.47	96.273
Withheld	233,275,796.83	3.727
TOTAL	6,259,005,621.30	100.000
Dennis J. Dirks
Affirmative	6,037,341,288.16	96.459
Withheld	221,664,333.14	3.541
TOTAL	6,259,005,621.30	100.000
Donald F. Donahue
Affirmative	6,037,036,802.91	96.454
Withheld	221,968,818.39	3.546
TOTAL	6,259,005,621.30	100.000
Alan J. Lacy
Affirmative	6,035,009,671.49	96.422
Withheld	223,995,949.81	3.578
TOTAL	6,259,005,621.30	100.00
Ned C. Lautenbach
Affirmative	6,030,484,320.39	96.349
Withheld	228,521,300.91	3.651
TOTAL	6,259,005,621.30	100.000
Joseph Mauriello
Affirmative	6,033,180,718.55	96.393
Withheld	225,824,902.75	3.607
TOTAL	6,259,005,621.30	100.000
Charles S. Morrison
Affirmative	6,036,762,658.89	96.450
Withheld	222,242,962.41	3.550
TOTAL	6,259,005,621.30	100.000
Cornelia M. Small
Affirmative	6,038,934,439.57	96.484
Withheld	220,071,181.73	3.516
TOTAL	6,259,005,621.30	100.000
Garnett A. Smith
Affirmative	6,035,382,805.96	96.428
Withheld	223,622,815.34	3.572
TOTAL	6,259,005,621.30	100.000
David M. Thomas
Affirmative	6,035,686,101.98	96.433
Withheld	223,319,519.32	3.567
TOTAL	6,259,005,621.30	100.000
Michael E. Wiley
Affirmative	6,035,431,517.12	96.428
Withheld	223,574,104.18	3.572
TOTAL	6,259,005,621.30	100.000
Proposal 1 reflects trust wide proposal and voting results.

ARE-SANN-0318
1.783109.116

Fidelity Advisor Focus Funds®
Class A, Class M, Class C and Class I

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor® Communications Equipment Fund

Fidelity Advisor® Consumer Discretionary Fund

Fidelity Advisor® Energy Fund

Fidelity Advisor® Financial Services Fund

Fidelity Advisor® Health Care Fund

Fidelity Advisor® Industrials Fund

Fidelity Advisor® Semiconductors Fund

Fidelity Advisor® Technology Fund

Fidelity Advisor® Utilities Fund

Semi-Annual Report

January 31, 2018

Contents

Fidelity Advisor® Biotechnology Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Communications Equipment Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Consumer Discretionary Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Energy Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Financial Services Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Health Care Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Industrials Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Semiconductors Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Technology Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Utilities Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor® Biotechnology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Amgen, Inc.	7.0
Biogen, Inc.	6.1
Celgene Corp.	5.2
AbbVie, Inc.	4.9
Vertex Pharmaceuticals, Inc.	3.8
Regeneron Pharmaceuticals, Inc.	3.1
Alexion Pharmaceuticals, Inc.	2.7
BioMarin Pharmaceutical, Inc.	2.1
Neurocrine Biosciences, Inc.	1.7
Sage Therapeutics, Inc.	1.7
38.3

Top Industries (% of fund's net assets)

As of January 31, 2018
Biotechnology	88.8%
Pharmaceuticals	8.4%
Health Care Equipment & Supplies	0.4%
Health Care Providers & Services	0.2%
Health Care Technology	0.1%
All Others*	2.1%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Biotechnology Fund

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Biotechnology - 87.4%
Biotechnology - 87.4%
AbbVie, Inc.	1,226,906	$137,683,391
Abeona Therapeutics, Inc. (a)(b)	125,374	1,911,954
AC Immune SA (a)(b)	237,988	3,179,520
ACADIA Pharmaceuticals, Inc. (a)(b)	468,186	14,003,443
Acceleron Pharma, Inc. (a)	446,366	18,528,653
Achaogen, Inc. (a)(b)	431,602	4,734,674
Achillion Pharmaceuticals, Inc. (a)	278,861	738,982
Acorda Therapeutics, Inc. (a)	311,253	8,077,015
Adamas Pharmaceuticals, Inc. (a)(b)	464,448	17,574,712
Adaptimmune Therapeutics PLC sponsored ADR (a)	667,242	5,758,298
ADMA Biologics, Inc. (a)	38,100	141,732
Aduro Biotech, Inc. (a)	461,280	2,906,064
Advaxis, Inc. (a)(b)	127,928	378,667
Adverum Biotechnologies, Inc. (a)	99,429	725,832
Agenus, Inc. (a)(b)	232,560	839,542
Agios Pharmaceuticals, Inc. (a)	68,771	5,416,404
Aimmune Therapeutics, Inc. (a)	342,902	12,073,579
Akebia Therapeutics, Inc. (a)	139,277	2,058,514
Alder Biopharmaceuticals, Inc. (a)	371,813	5,261,154
Aldeyra Therapeutics, Inc. (a)(b)	534,859	3,998,071
Alexion Pharmaceuticals, Inc. (a)	630,826	75,270,158
Alkermes PLC (a)	311,403	17,802,910
Allena Pharmaceuticals, Inc.	360,694	2,857,779
Allena Pharmaceuticals, Inc. (a)(b)	162,880	1,358,419
Alnylam Pharmaceuticals, Inc. (a)	294,024	38,217,240
AMAG Pharmaceuticals, Inc. (a)	185,577	2,663,030
Amarin Corp. PLC ADR (a)	312,794	1,172,978
Amgen, Inc.	1,070,774	199,217,503
Amicus Therapeutics, Inc. (a)	892,770	14,480,729
AnaptysBio, Inc.	122,793	12,941,154
Applied Genetic Technologies Corp. (a)	74,436	368,458
Aptevo Therapeutics, Inc. (a)	38,827	131,624
AquaBounty Technologies, Inc. (a)	1,394	3,834
Ardelyx, Inc. (a)	493,514	3,577,977
Arena Pharmaceuticals, Inc. (a)	713,386	26,694,904
Argenx SE ADR	239,800	18,603,684
Array BioPharma, Inc. (a)	2,563,063	37,984,594
Arsanis, Inc. (a)(b)	201,400	2,539,654
Ascendis Pharma A/S sponsored ADR (a)	38,300	1,952,151
Asterias Biotherapeutics, Inc. (a)(b)	115,938	243,470
Atara Biotherapeutics, Inc. (a)(b)	510,185	19,284,993
aTyr Pharma, Inc. (a)	89,320	317,086
aTyr Pharma, Inc. (a)(c)	55,238	196,095
Audentes Therapeutics, Inc. (a)	212,300	7,451,730
Axovant Sciences Ltd. (a)	79,538	161,462
Bellicum Pharmaceuticals, Inc. (a)(b)	644,725	3,919,928
BioCryst Pharmaceuticals, Inc. (a)	896,223	4,033,004
Biogen, Inc. (a)	499,562	173,752,659
Biohaven Pharmaceutical Holding Co. Ltd.	283,800	9,808,128
BioMarin Pharmaceutical, Inc. (a)	645,415	58,235,795
BioTime, Inc. warrants 10/1/18 (a)	2	0
Bioverativ, Inc.	44,444	4,580,399
bluebird bio, Inc. (a)	70,695	14,485,406
Blueprint Medicines Corp. (a)	531,661	41,815,138
Calithera Biosciences, Inc. (a)	152,188	1,217,504
Cara Therapeutics, Inc. (a)(b)	171,037	2,509,113
Celgene Corp. (a)	1,464,555	148,154,384
Celldex Therapeutics, Inc. (a)	942,136	2,600,295
Chiasma, Inc. (a)	337,192	556,367
Chiasma, Inc. warrants (a)	81,298	19,733
Chimerix, Inc. (a)	387,202	1,854,698
Cidara Therapeutics, Inc. (a)	34,800	248,820
Cidara Therapeutics, Inc. (a)(c)	223,967	1,601,364
Clovis Oncology, Inc. (a)	263,758	15,957,359
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	499,250	3,744,375
Corvus Pharmaceuticals, Inc. (a)	274,564	2,311,829
Cytokinetics, Inc. (a)	352,477	3,242,788
CytomX Therapeutics, Inc. (a)(c)	64,961	1,737,707
DBV Technologies SA sponsored ADR (a)	134,100	3,105,756
Denali Therapeutics, Inc. (a)(b)	126,405	2,940,180
Dicerna Pharmaceuticals, Inc. (a)	259,906	2,492,499
Dynavax Technologies Corp. (a)(b)	505,819	8,143,686
Eagle Pharmaceuticals, Inc. (a)(b)	67,784	4,051,450
Edge Therapeutics, Inc. (a)(b)	9,681	123,336
Editas Medicine, Inc. (a)(b)	162,657	5,938,607
Emergent BioSolutions, Inc. (a)	38,055	1,856,703
Enanta Pharmaceuticals, Inc. (a)	49,752	4,226,432
Epizyme, Inc. (a)(b)	1,258,250	20,320,738
Esperion Therapeutics, Inc. (a)	261,716	18,977,027
Exact Sciences Corp. (a)	418,982	20,827,595
Exelixis, Inc. (a)	1,058,049	32,069,465
Fate Therapeutics, Inc. (a)	544,304	4,974,939
FibroGen, Inc. (a)	600,945	35,185,330
Five Prime Therapeutics, Inc. (a)	160,000	3,200,000
Foundation Medicine, Inc. (a)(b)	21,269	1,476,069
Galapagos Genomics NV sponsored ADR (a)	177,429	20,975,656
Genmab A/S (a)	42,828	7,844,715
Genomic Health, Inc. (a)	20,511	681,170
GenSight Biologics SA (a)(c)	105,964	855,137
Geron Corp. (a)(b)	4,573,774	11,205,746
Gilead Sciences, Inc.	367,039	30,757,868
Global Blood Therapeutics, Inc. (a)	520,809	30,154,841
GlycoMimetics, Inc. (a)	23,800	535,262
GTx, Inc. (a)	209,706	3,191,725
Halozyme Therapeutics, Inc. (a)	715,231	13,360,515
Heron Therapeutics, Inc. (a)(b)	475,742	10,299,814
Histogenics Corp. (a)	597,234	1,654,338
Idera Pharmaceuticals, Inc. (a)(b)	901,100	1,649,013
Immune Design Corp. (a)	242,835	825,639
ImmunoGen, Inc. (a)(b)	2,029,138	18,627,487
Immunomedics, Inc. (a)(b)	1,584,999	26,421,933
Incyte Corp. (a)	453,579	40,953,648
Infinity Pharmaceuticals, Inc. (a)(b)	794,775	1,629,289
Insmed, Inc. (a)	24,900	633,456
Insys Therapeutics, Inc. (a)(b)	50,579	478,477
Intellia Therapeutics, Inc. (a)(b)	139,192	3,577,234
Intercept Pharmaceuticals, Inc. (a)(b)	152,560	9,473,976
Intrexon Corp. (a)(b)	82,708	1,075,204
Ionis Pharmaceuticals, Inc. (a)	403,938	21,214,824
Iovance Biotherapeutics, Inc. (a)	257,646	4,006,395
Ironwood Pharmaceuticals, Inc. Class A (a)	935,921	13,860,990
Jounce Therapeutics, Inc. (b)	225,776	5,459,264
Karyopharm Therapeutics, Inc. (a)	1,093,531	12,925,536
Keryx Biopharmaceuticals, Inc. (a)(b)	323,839	1,499,375
Krystal Biotech, Inc.	264,600	2,606,310
Kura Oncology, Inc. (a)	985,602	19,317,799
La Jolla Pharmaceutical Co. (a)(b)	348,100	11,925,906
Lexicon Pharmaceuticals, Inc. (a)(b)	519,066	5,699,345
Ligand Pharmaceuticals, Inc. Class B (a)	80,012	12,611,491
Loxo Oncology, Inc. (a)	352,081	35,725,659
Macrogenics, Inc. (a)	566,002	12,774,665
Madrigal Pharmaceuticals, Inc. (a)(b)	142,156	21,098,794
MannKind Corp. (a)(b)	398,539	1,084,026
MediciNova, Inc. (a)(b)	388,780	3,436,815
Merrimack Pharmaceuticals, Inc. (b)	68,240	716,520
MiMedx Group, Inc. (a)(b)	12,313	206,243
Minerva Neurosciences, Inc. (a)	1,417,780	9,073,792
Miragen Therapeutics, Inc. (a)	658,541	4,939,058
Molecular Templates, Inc. (a)	2,436	26,260
Momenta Pharmaceuticals, Inc. (a)	165,625	2,815,625
NantKwest, Inc. (a)(b)	64,653	285,766
Neurocrine Biosciences, Inc. (a)	569,728	48,694,652
NewLink Genetics Corp. (a)(b)	114,392	943,734
Novavax, Inc. (a)(b)	1,083,716	2,189,106
Novelion Therapeutics, Inc. (a)(b)	216,270	1,126,767
Opko Health, Inc. (a)(b)	75,912	338,568
Oragenics, Inc. (a)	10,860	23,676
OvaScience, Inc. (a)	98,745	102,695
Ovid Therapeutics, Inc.	239,026	2,031,721
Portola Pharmaceuticals, Inc. (a)	367,524	18,857,656
Progenics Pharmaceuticals, Inc. (a)(b)	405,208	2,370,467
ProQR Therapeutics BV (a)	237,916	761,331
Protagonist Therapeutics, Inc. (a)	171,123	3,911,872
Proteostasis Therapeutics, Inc. (a)	183,300	848,679
Prothena Corp. PLC (a)(b)	140,434	5,870,141
PTC Therapeutics, Inc. (a)	260,709	6,854,040
Puma Biotechnology, Inc. (a)	237,587	15,882,691
Radius Health, Inc. (a)(b)	443,729	16,710,834
Regeneron Pharmaceuticals, Inc. (a)	239,663	87,872,439
REGENXBIO, Inc. (a)	307,686	8,245,985
Regulus Therapeutics, Inc. (a)(b)	960,221	1,142,663
Repligen Corp. (a)	187,827	6,643,441
Retrophin, Inc. (a)	316,072	7,557,282
Rigel Pharmaceuticals, Inc. (a)	193,300	773,200
Sage Therapeutics, Inc. (a)	253,168	48,051,286
Sangamo Therapeutics, Inc. (a)	1,197,906	24,976,340
Sarepta Therapeutics, Inc. (a)(b)	257,911	16,903,487
Seattle Genetics, Inc. (a)	427,020	22,333,146
Selecta Biosciences, Inc. (a)(b)	88,000	804,320
Seres Therapeutics, Inc. (a)(b)	237,191	2,395,629
Seres Therapeutics, Inc. (a)(c)	352,270	3,557,927
Sienna Biopharmaceuticals, Inc. (b)	61,493	1,082,277
Spark Therapeutics, Inc. (a)	314,145	17,607,827
Spectrum Pharmaceuticals, Inc. (a)	1,329,110	28,629,029
Stemline Therapeutics, Inc. (a)	514,693	8,209,353
Syndax Pharmaceuticals, Inc. (a)	180,699	1,969,619
Synlogic, Inc. (a)	27	269
Syros Pharmaceuticals, Inc. (a)(c)	62,568	599,401
Syros Pharmaceuticals, Inc. (a)	170,750	1,635,785
TESARO, Inc. (a)(b)	207,437	13,993,700
TG Therapeutics, Inc. (a)(b)	1,180,602	13,576,923
Tocagen, Inc. (b)	175,800	2,287,158
Trevena, Inc. (a)	296,455	483,222
Ultragenyx Pharmaceutical, Inc. (a)	462,127	24,654,475
uniQure B.V. (a)	33,577	621,175
United Therapeutics Corp. (a)	45,823	5,911,167
Vanda Pharmaceuticals, Inc. (a)	298,379	4,729,307
Vertex Pharmaceuticals, Inc. (a)	651,928	108,787,225
Vital Therapies, Inc. (a)(b)	412,287	2,453,108
Voyager Therapeutics, Inc. (a)	1,011,377	20,874,821
Xencor, Inc. (a)	367,626	8,367,168
Zafgen, Inc. (a)	1,356,174	9,316,915
Zealand Pharma A/S (a)(b)	112,234	1,902,239
		2,474,420,961
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
RPI International Holdings LP (a)(d)(e)	12,210	1,685,163
Health Care Equipment & Supplies - 0.4%
Health Care Equipment - 0.4%
Bellerophon Therapeutics, Inc. (a)(b)	173,900	386,058
Novocure Ltd. (a)(b)	243,941	5,476,475
Novocure Ltd. (a)(c)	155,553	3,492,165
Vermillion, Inc. (a)	949,803	1,424,705
		10,779,403
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
G1 Therapeutics, Inc.	207,400	4,958,934
OptiNose, Inc. (b)	51,100	968,345
		5,927,279
Health Care Technology - 0.0%
Health Care Technology - 0.0%
NantHealth, Inc. (a)(b)	49,200	169,248
Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
Morphosys AG (a)	30,400	2,996,804
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	6,666	9,532
Pharmaceuticals - 8.4%
Pharmaceuticals - 8.4%
Aclaris Therapeutics, Inc. (a)	166,983	3,693,664
Adimab LLC (d)(e)(f)	398,401	15,278,678
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(e)	1,915,787	1,992,418
Akcea Therapeutics, Inc.	171,000	3,702,150
Aradigm Corp. (a)	8,241	11,373
Aradigm Corp. (a)	545	752
Avexis, Inc. (a)	176,162	21,796,524
Axsome Therapeutics, Inc. (a)(b)	557,160	1,560,048
Clementia Pharmaceuticals, Inc.	109,500	1,753,095
Corcept Therapeutics, Inc. (a)(b)	168,373	3,875,105
Dermira, Inc. (a)	264,445	7,541,971
Dova Pharmaceuticals, Inc. (b)	312,882	9,968,421
Egalet Corp. (a)(b)	367,108	347,945
GW Pharmaceuticals PLC ADR (a)(b)	103,133	14,245,761
Horizon Pharma PLC (a)	228,856	3,329,855
InflaRx NV (a)	700	16,765
Intra-Cellular Therapies, Inc. (a)	184,048	3,132,497
Jazz Pharmaceuticals PLC (a)	31,467	4,586,001
Kala Pharmaceuticals, Inc. (b)	131,500	2,001,430
Kolltan Pharmaceuticals, Inc. rights (a)(e)	1,610,391	241,559
Melinta Therapeutics, Inc. (a)	208,535	2,909,063
MyoKardia, Inc. (a)	169,679	8,755,436
MyoKardia, Inc. (a)(c)	484,646	25,007,734
Nektar Therapeutics (a)	277,280	23,183,381
NeurogesX, Inc. (a)(e)	150,000	2
Ocular Therapeutix, Inc. (a)	663,049	3,626,878
Odonate Therapeutics, Inc. (a)	194,300	4,037,554
Pacira Pharmaceuticals, Inc. (a)	100,684	3,664,898
Paratek Pharmaceuticals, Inc. (a)	337,460	5,146,265
Reata Pharmaceuticals, Inc. (a)	169,094	4,819,179
Repros Therapeutics, Inc. (a)	493,954	330,949
Rhythm Pharmaceuticals, Inc. (b)	80,655	2,546,278
scPharmaceuticals, Inc. (a)	45,500	580,125
Spero Therapeutics, Inc. (a)	178,000	2,153,800
Stemcentrx, Inc. rights 12/31/21 (a)(e)	208,907	637,166
Tetraphase Pharmaceuticals, Inc. (a)	285,231	1,665,749
The Medicines Company (a)(b)	322,422	10,681,841
TherapeuticsMD, Inc. (a)	1,012,300	5,952,324
Theravance Biopharma, Inc. (a)(b)	197,203	5,214,047
UroGen Pharma Ltd.	206,400	10,138,368
WAVE Life Sciences (a)(b)	256,388	10,255,520
Zogenix, Inc. (a)	243,649	8,856,641
		239,239,210
Software - 0.0%
Application Software - 0.0%
Precipio, Inc. (d)	450	513
Textiles, Apparel & Luxury Goods - 0.1%
Textiles - 0.1%
Deciphera Pharmaceuticals, Inc. (a)	27,600	717,600
resTORbio, Inc. (a)(b)	123,300	1,999,926
		2,717,526
TOTAL COMMON STOCKS
(Cost $1,936,685,807)		2,737,945,639

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 1.4%
Biotechnology - 1.3%
Biotechnology - 1.3%
23andMe, Inc. Series E (a)(d)(e)	341,730	4,744,648
Axcella Health, Inc. Series C (a)(d)(e)	341,857	4,416,792
Immunocore Ltd. Series A (a)(d)(e)	17,149	6,384,797
Moderna Therapeutics, Inc.:
Series D (a)(d)(e)	269,180	2,707,951
Series E (a)(d)(e)	544,100	5,473,646
Scholar Rock LLC Series B (d)(e)	1,083,994	3,902,378
Translate Bio:
Series B (a)(d)(e)	1,310,353	2,594,499
Series C (a)(d)(e)	1,010,101	2,000,000
Twist Bioscience Corp.:
Series C (a)(d)(e)	1,866,791	2,501,500
Series D (a)(d)(e)	453,587	607,807
		35,334,018
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A (a)(d)(e)	213,402	808,281
Series B (a)(d)(e)	693,558	2,626,920
		3,435,201
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(e)	1,915,787	19

TOTAL CONVERTIBLE PREFERRED STOCKS		38,769,238

Nonconvertible Preferred Stocks - 0.1%
Biotechnology - 0.1%
Biotechnology - 0.1%
Yumanity Holdings LLC Class A (a)(d)(e)	151,084	2,084,959
TOTAL PREFERRED STOCKS
(Cost $28,058,265)		40,854,197

Money Market Funds - 8.0%
Fidelity Cash Central Fund, 1.39% (g)	55,012,880	55,023,882
Fidelity Securities Lending Cash Central Fund 1.40% (g)(h)	171,049,209	171,066,314
TOTAL MONEY MARKET FUNDS
(Cost $226,077,731)		226,090,196
TOTAL INVESTMENT IN SECURITIES - 106.2%
(Cost $2,190,821,803)		3,004,890,032
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(174,342,078)
NET ASSETS - 100%		$2,830,547,954

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,047,530 or 1.3% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57,818,551 or 2.0% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$3,700,003
Adimab LLC	9/17/14 - 6/5/15	$6,416,091
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$862,104
Axcella Health, Inc. Series C	1/30/15	$3,445,919
Codiak Biosciences, Inc. Series A	11/12/15	$213,402
Codiak Biosciences, Inc. Series B	11/12/15	$2,080,674
Immunocore Ltd. Series A	7/27/15	$3,227,085
Moderna Therapeutics, Inc. Series D	11/6/13	$1,300,630
Moderna Therapeutics, Inc. Series E	12/18/14	$2,628,996
Precipio, Inc.	2/3/12 - 7/31/17	$161,441
RPI International Holdings LP	5/21/15	$1,439,559
Scholar Rock LLC Series B	12/17/15	$3,251,982
Translate Bio Series B	7/17/15	$1,415,181
Translate Bio Series C	12/22/16	$2,000,000
Twist Bioscience Corp. Series C	5/29/15	$2,800,000
Twist Bioscience Corp. Series D	1/8/16	$973,262
Yumanity Holdings LLC Class A	2/8/16	$1,021,131

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$107,112
Fidelity Securities Lending Cash Central Fund	1,642,331
Total	$1,749,443

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,737,945,639	$2,715,233,141	$2,877,512	$19,834,986
Preferred Stocks	40,854,197	--	--	40,854,197
Money Market Funds	226,090,196	226,090,196	--	--
Total Investments in Securities:	$3,004,890,032	$2,941,323,337	$2,877,512	$60,689,183

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$43,160,615
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	2,545,362
Cost of Purchases	3,251,982
Proceeds of Sales	(8,103,762)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$40,854,197
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$2,620,641
Other Investments in Securities
Beginning Balance	$18,025,736
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	1,798,930
Cost of Purchases	10,320
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$19,834,986
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$1,798,930

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $162,024,740) — See accompanying schedule: Unaffiliated issuers (cost $1,964,744,072)	$2,778,799,836
Fidelity Central Funds (cost $226,077,731)	226,090,196
Total Investment in Securities (cost $2,190,821,803)		$3,004,890,032
Restricted cash		220
Receivable for investments sold		836,826
Receivable for fund shares sold		4,197,045
Dividends receivable		871,102
Distributions receivable from Fidelity Central Funds		301,874
Prepaid expenses		10,713
Other receivables		19,780
Total assets		3,011,127,592
Liabilities
Payable for investments purchased	$2,364,901
Payable for fund shares redeemed	4,467,510
Accrued management fee	1,241,874
Distribution and service plan fees payable	706,206
Other affiliated payables	477,491
Other payables and accrued expenses	285,431
Collateral on securities loaned	171,036,225
Total liabilities		180,579,638
Net Assets		$2,830,547,954
Net Assets consist of:
Paid in capital		$2,210,073,699
Accumulated net investment loss		(18,731,960)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(174,862,014)
Net unrealized appreciation (depreciation) on investments		814,068,229
Net Assets		$2,830,547,954
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($809,212,185 ÷ 29,464,927 shares)		$27.46
Maximum offering price per share (100/94.25 of $27.46)		$29.14
Class M:
Net Asset Value and redemption price per share ($135,604,420 ÷ 5,206,591 shares)		$26.04
Maximum offering price per share (100/96.50 of $26.04)		$26.98
Class C:
Net Asset Value and offering price per share ($597,576,929 ÷ 25,153,558 shares)(a)		$23.76
Class I:
Net Asset Value, offering price and redemption price per share ($1,288,154,420 ÷ 44,379,404 shares)		$29.03

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$4,439,453
Income from Fidelity Central Funds (including $1,642,331 from security lending)		1,749,443
Total income		6,188,896
Expenses
Management fee	$7,259,607
Transfer agent fees	2,577,877
Distribution and service plan fees	4,189,660
Accounting and security lending fees	423,610
Custodian fees and expenses	34,600
Independent trustees' fees and expenses	29,141
Registration fees	81,294
Audit	30,887
Legal	21,069
Miscellaneous	256,750
Total expenses before reductions	14,904,495
Expense reductions	(11,764)	14,892,731
Net investment income (loss)		(8,703,835)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,240,819
Fidelity Central Funds	8,337
Foreign currency transactions	166
Total net realized gain (loss)		42,249,322
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	277,963,792
Fidelity Central Funds	(4,328)
Assets and liabilities in foreign currencies	(372)
Total change in net unrealized appreciation (depreciation)		277,959,092
Net gain (loss)		320,208,414
Net increase (decrease) in net assets resulting from operations		$311,504,579

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(8,703,835)	$(20,027,138)
Net realized gain (loss)	42,249,322	518,045
Change in net unrealized appreciation (depreciation)	277,959,092	341,266,027
Net increase (decrease) in net assets resulting from operations	311,504,579	321,756,934
Share transactions - net increase (decrease)	(146,340,168)	(442,352,948)
Redemption fees	–	48,144
Total increase (decrease) in net assets	165,164,411	(120,547,870)
Net Assets
Beginning of period	2,665,383,543	2,785,931,413
End of period	$2,830,547,954	$2,665,383,543
Other Information
Accumulated net investment loss end of period	$(18,731,960)	$(10,028,125)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Biotechnology Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.45	$21.39	$31.43	$20.19	$17.25	$11.79
Income from Investment Operations
Net investment income (loss)A	(.07)	(.15)B	(.16)	(.20)	(.13)	(.09)
Net realized and unrealized gain (loss)	3.08	3.21	(8.48)	12.04	3.12	6.24
Total from investment operations	3.01	3.06	(8.64)	11.84	2.99	6.15
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	–	–	(1.40)	(.60)	(.05)	(.69)
Total distributions	–	–	(1.40)	(.60)	(.05)	(.69)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$27.46	$24.45	$21.39	$31.43	$20.19	$17.25
Total ReturnD,E,F	12.31%	14.31%	(28.55)%	59.66%	17.38%	54.94%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.06%I	1.05%	1.05%	1.04%	1.08%	1.15%
Expenses net of fee waivers, if any	1.06%I	1.05%	1.05%	1.04%	1.08%	1.15%
Expenses net of all reductions	1.06%I	1.04%	1.04%	1.04%	1.08%	1.14%
Net investment income (loss)	(.59)%I	(.69)%B	(.69)%	(.75)%	(.68)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$809,212	$787,802	$1,080,733	$1,560,528	$602,625	$286,695
Portfolio turnover rateJ	29%I	30%	29%	26%	50%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.71) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$23.22	$20.39	$30.06	$19.39	$16.63	$11.42
Income from Investment Operations
Net investment income (loss)A	(.11)	(.21)B	(.22)	(.27)	(.19)	(.12)
Net realized and unrealized gain (loss)	2.93	3.04	(8.10)	11.54	3.00	6.02
Total from investment operations	2.82	2.83	(8.32)	11.27	2.81	5.90
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	–	–	(1.35)	(.60)	(.05)	(.69)
Total distributions	–	–	(1.35)	(.60)	(.05)	(.69)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$26.04	$23.22	$20.39	$30.06	$19.39	$16.63
Total ReturnD,E,F	12.14%	13.88%	(28.75)%	59.17%	16.95%	54.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.38%I	1.38%	1.37%	1.35%	1.41%	1.46%
Expenses net of fee waivers, if any	1.38%I	1.38%	1.37%	1.35%	1.41%	1.46%
Expenses net of all reductions	1.38%I	1.38%	1.37%	1.34%	1.40%	1.46%
Net investment income (loss)	(.91)%I	(1.02)%B	(1.01)%	(1.05)%	(1.01)%	(.94)%
Supplemental Data
Net assets, end of period (000 omitted)	$135,604	$127,734	$131,928	$196,393	$95,945	$67,887
Portfolio turnover rateJ	29%I	30%	29%	26%	50%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.05) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.23	$18.71	$27.78	$18.04	$15.53	$10.76
Income from Investment Operations
Net investment income (loss)A	(.15)	(.27)B	(.29)	(.35)	(.25)	(.17)
Net realized and unrealized gain (loss)	2.68	2.79	(7.46)	10.69	2.81	5.63
Total from investment operations	2.53	2.52	(7.75)	10.34	2.56	5.46
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	–	–	(1.32)	(.60)	(.05)	(.69)
Total distributions	–	–	(1.32)	(.60)	(.05)	(.69)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$23.76	$21.23	$18.71	$27.78	$18.04	$15.53
Total ReturnD,E,F	11.92%	13.47%	(29.06)%	58.43%	16.54%	53.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.80%I	1.79%	1.80%	1.79%	1.83%	1.88%
Expenses net of fee waivers, if any	1.80%I	1.79%	1.80%	1.79%	1.83%	1.88%
Expenses net of all reductions	1.80%I	1.79%	1.79%	1.79%	1.83%	1.87%
Net investment income (loss)	(1.34)%I	(1.43)%B	(1.44)%	(1.49)%	(1.43)%	(1.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$597,577	$593,489	$665,036	$956,495	$359,967	$146,684
Portfolio turnover rateJ	29%I	30%	29%	26%	50%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.46) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.80	$22.52	$32.95	$21.10	$17.97	$12.22
Income from Investment Operations
Net investment income (loss)A	(.04)	(.10)B	(.10)	(.14)	(.08)	(.05)
Net realized and unrealized gain (loss)	3.27	3.38	(8.89)	12.60	3.26	6.49
Total from investment operations	3.23	3.28	(8.99)	12.46	3.18	6.44
Distributions from net investment income	–	–	–	–C	–	–
Distributions from net realized gain	–	–	(1.44)	(.60)	(.05)	(.69)
Total distributions	–	–	(1.44)	(.61)D	(.05)	(.69)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$29.03	$25.80	$22.52	$32.95	$21.10	$17.97
Total ReturnE,F	12.52%	14.56%	(28.32)%	60.00%	17.74%	55.39%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.78%	.78%	.78%	.81%	.85%
Expenses net of fee waivers, if any	.79%I	.78%	.78%	.78%	.81%	.85%
Expenses net of all reductions	.79%I	.77%	.78%	.77%	.80%	.84%
Net investment income (loss)	(.33)%I	(.42)%B	(.42)%	(.48)%	(.41)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,288,154	$1,156,358	$908,234	$1,403,666	$465,889	$177,926
Portfolio turnover rateJ	29%I	30%	29%	26%	50%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.44) %.

 C Amount represents less than $.005 per share.

 D Total distributions of $.61 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.604 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Communications Equipment Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Cisco Systems, Inc.	24.9
CommScope Holding Co., Inc.	6.8
Nokia Corp. sponsored ADR	6.7
F5 Networks, Inc.	6.2
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.7
Juniper Networks, Inc.	4.7
Palo Alto Networks, Inc.	3.4
Arista Networks, Inc.	2.5
Motorola Solutions, Inc.	2.1
Finisar Corp.	2.0
64.0

Top Industries (% of fund's net assets)

As of January 31, 2018
Communications Equipment	84.2%
Semiconductors & Semiconductor Equipment	4.4%
Electronic Equipment & Components	2.7%
Internet Software & Services	2.4%
Software	2.0%
All Others*	4.3%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Communications Equipment Fund

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Aerospace & Defense - 0.8%
Aerospace & Defense - 0.8%
Harris Corp.	760	$121,129
Communications Equipment - 84.2%
Communications Equipment - 84.2%
ADTRAN, Inc.	12,170	194,720
ADVA Optical Networking SE (a)	1,506	12,705
Arista Networks, Inc. (a)	1,360	375,115
Arris International PLC (a)	9,929	251,204
Calix Networks, Inc. (a)	9,040	57,856
Ciena Corp. (a)	2,150	45,752
Cisco Systems, Inc.	88,594	3,680,194
CommScope Holding Co., Inc. (a)	26,070	1,007,084
Comtech Telecommunications Corp.	1,930	41,746
EchoStar Holding Corp. Class A (a)	2,490	152,039
F5 Networks, Inc. (a)	6,305	911,325
Finisar Corp. (a)	16,550	297,238
Infinera Corp. (a)	19,637	127,051
InterDigital, Inc.	3,270	255,224
Juniper Networks, Inc.	26,448	691,615
Lumentum Holdings, Inc. (a)(b)	5,700	263,910
Mitel Networks Corp. (a)	26,820	241,380
Motorola Solutions, Inc.	3,179	316,183
NETGEAR, Inc. (a)	2,600	181,220
NetScout Systems, Inc. (a)	5,760	164,160
Nokia Corp. sponsored ADR	205,180	986,916
Oclaro, Inc. (a)(b)	13,430	79,774
Palo Alto Networks, Inc. (a)	3,220	508,341
Plantronics, Inc.	2,500	147,475
Quantenna Communications, Inc. (a)	14,550	200,208
Radware Ltd. (a)	2,790	56,107
Sierra Wireless, Inc. (a)	1,000	19,325
Sonus Networks, Inc. (a)	21,560	150,489
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	108,470	698,547
ViaSat, Inc. (a)(b)	720	54,446
Viavi Solutions, Inc. (a)	34,130	292,835
		12,462,184
Electronic Equipment & Components - 2.7%
Electronic Manufacturing Services - 1.4%
Fabrinet	2,980	73,934
Jabil, Inc.	3,350	85,191
TE Connectivity Ltd.	400	41,012
		200,137
Technology Distributors - 1.3%
CDW Corp.	1,290	96,479
Dell Technologies, Inc. (a)	1,394	99,950
		196,429

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		396,566

Internet Software & Services - 2.4%
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)	230	15,408
Alphabet, Inc.:
Class A (a)	134	158,417
Class C (a)	98	114,654
LogMeIn, Inc.	490	61,642
		350,121
IT Services - 1.5%
Data Processing & Outsourced Services - 0.4%
WNS Holdings Ltd. sponsored ADR (a)	1,250	55,575
IT Consulting & Other Services - 1.1%
Amdocs Ltd.	750	51,300
Cognizant Technology Solutions Corp. Class A	770	60,045
Presidio, Inc.	2,910	53,282
		164,627

TOTAL IT SERVICES		220,202

Semiconductors & Semiconductor Equipment - 4.4%
Semiconductors - 4.4%
Acacia Communications, Inc. (a)(b)	5,670	209,280
Analog Devices, Inc.	380	34,914
Broadcom Ltd.	305	75,649
Maxim Integrated Products, Inc.	640	39,040
ON Semiconductor Corp. (a)	2,170	53,686
Qualcomm, Inc.	3,431	234,166
		646,735
Software - 2.0%
Application Software - 0.6%
Citrix Systems, Inc. (a)	730	67,715
Micro Focus International PLC	700	21,369
SailPoint Technologies Holding, Inc. (a)	500	8,365
		97,449
Systems Software - 1.4%
Check Point Software Technologies Ltd. (a)	1,040	107,546
Oracle Corp.	1,900	98,021
		205,567

TOTAL SOFTWARE		303,016

Technology Hardware, Storage & Peripherals - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
HP, Inc.	3,130	72,992
Samsung Electronics Co. Ltd.	26	60,638
		133,630
TOTAL COMMON STOCKS
(Cost $10,757,063)		14,633,583

Money Market Funds - 7.7%
Fidelity Cash Central Fund, 1.39% (c)	68,132	68,145
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	1,062,811	1,062,918
TOTAL MONEY MARKET FUNDS
(Cost $1,131,063)		1,131,063
TOTAL INVESTMENT IN SECURITIES - 106.6%
(Cost $11,888,126)		15,764,646
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(972,292)
NET ASSETS - 100%		$14,792,354

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$597
Fidelity Securities Lending Cash Central Fund	12,294
Total	$12,891

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.5%
Finland	6.7%
Sweden	4.7%
United Kingdom	1.8%
Canada	1.7%
Israel	1.1%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $999,398) — See accompanying schedule: Unaffiliated issuers (cost $10,757,063)	$14,633,583
Fidelity Central Funds (cost $1,131,063)	1,131,063
Total Investment in Securities (cost $11,888,126)		$15,764,646
Cash		19,118
Receivable for investments sold		163,095
Receivable for fund shares sold		2,082
Dividends receivable		2,017
Distributions receivable from Fidelity Central Funds		2,826
Prepaid expenses		76
Receivable from investment adviser for expense reductions		3,351
Other receivables		272
Total assets		15,957,483
Liabilities
Payable for investments purchased	$31,403
Payable for fund shares redeemed	10,010
Accrued management fee	6,769
Distribution and service plan fees payable	5,623
Other affiliated payables	3,842
Other payables and accrued expenses	44,582
Collateral on securities loaned	1,062,900
Total liabilities		1,165,129
Net Assets		$14,792,354
Net Assets consist of:
Paid in capital		$10,138,122
Accumulated net investment loss		(26,206)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		803,917
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,876,521
Net Assets		$14,792,354
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,863,803 ÷ 410,222 shares)		$14.29
Maximum offering price per share (100/94.25 of $14.29)		$15.16
Class M:
Net Asset Value and redemption price per share ($4,495,935 ÷ 326,805 shares)		$13.76
Maximum offering price per share (100/96.50 of $13.76)		$14.26
Class C:
Net Asset Value and offering price per share ($2,942,990 ÷ 233,376 shares)(a)		$12.61
Class I:
Net Asset Value, offering price and redemption price per share ($1,489,626 ÷ 100,326 shares)		$14.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$82,676
Income from Fidelity Central Funds (including $12,294 from security lending)		12,891
Total income		95,567
Expenses
Management fee	$42,137
Transfer agent fees	22,836
Distribution and service plan fees	32,434
Accounting and security lending fees	3,116
Custodian fees and expenses	4,531
Independent trustees' fees and expenses	180
Registration fees	46,077
Audit	23,713
Legal	1,010
Miscellaneous	16,948
Total expenses before reductions	192,982
Expense reductions	(71,285)	121,697
Net investment income (loss)		(26,130)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,212,982
Fidelity Central Funds	17
Foreign currency transactions	(690)
Total net realized gain (loss)		1,212,309
Change in net unrealized appreciation (depreciation) on investment securities		89,757
Net gain (loss)		1,302,066
Net increase (decrease) in net assets resulting from operations		$1,275,936

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(26,130)	$81,778
Net realized gain (loss)	1,212,309	316,784
Change in net unrealized appreciation (depreciation)	89,757	2,113,533
Net increase (decrease) in net assets resulting from operations	1,275,936	2,512,095
Distributions to shareholders from net investment income	(71,166)	(70,636)
Distributions to shareholders from net realized gain	(551,059)	(269,855)
Total distributions	(622,225)	(340,491)
Share transactions - net increase (decrease)	(4,144,494)	4,211,380
Redemption fees	961	684
Total increase (decrease) in net assets	(3,489,822)	6,383,668
Net Assets
Beginning of period	18,282,176	11,898,508
End of period	$14,792,354	$18,282,176
Other Information
Undistributed net investment income end of period	$–	$71,090
Accumulated net investment loss end of period	$(26,206)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Communications Equipment Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$12.09	$12.57	$11.94	$10.22	$7.71
Income from Investment Operations
Net investment income (loss)A	(.01)	.07	.09	.02	.04B	.02
Net realized and unrealized gain (loss)	1.23	1.76	(.20)	.64	1.68	2.50
Total from investment operations	1.22	1.83	(.11)	.66	1.72	2.52
Distributions from net investment income	(.09)	(.05)	–	(.03)	–	(.01)
Distributions from net realized gain	(.53)	(.18)	(.37)	–	–	–
Total distributions	(.62)	(.23)	(.37)	(.03)	–	(.01)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.29	$13.69	$12.09	$12.57	$11.94	$10.22
Total ReturnD,E,F	9.14%	15.24%	(.53)%	5.54%	16.83%	32.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.34%I	1.78%	2.10%	1.90%	1.96%	2.22%
Expenses net of fee waivers, if any	1.40%I	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%I	1.39%	1.40%	1.39%	1.39%	1.37%
Net investment income (loss)	(.17)%I	.56%	.81%	.16%	.40%B	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$5,864	$6,247	$4,536	$4,806	$4,725	$3,962
Portfolio turnover rateJ	47%I	71%	29%	60%	160%	33%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Communications Equipment Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.18	$11.65	$12.15	$11.55	$9.91	$7.49
Income from Investment Operations
Net investment income (loss)A	(.03)	.04	.06	(.01)	.02B	(.01)
Net realized and unrealized gain (loss)	1.20	1.69	(.20)	.62	1.62	2.43
Total from investment operations	1.17	1.73	(.14)	.61	1.64	2.42
Distributions from net investment income	(.06)	(.02)	–	(.01)	–	–
Distributions from net realized gain	(.53)	(.18)	(.36)	–	–	–
Total distributions	(.59)	(.20)	(.36)	(.01)	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$13.76	$13.18	$11.65	$12.15	$11.55	$9.91
Total ReturnD,E,F	9.11%	14.94%	(.83)%	5.24%	16.55%	32.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.65%I	2.11%	2.41%	2.19%	2.25%	2.52%
Expenses net of fee waivers, if any	1.65%I	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.65%I	1.64%	1.65%	1.64%	1.64%	1.62%
Net investment income (loss)	(.42)%I	.31%	.56%	(.09)%	.14%B	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,496	$4,236	$3,674	$4,029	$3,995	$3,342
Portfolio turnover rateJ	47%I	71%	29%	60%	160%	33%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Communications Equipment Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.10	$10.74	$11.27	$10.76	$9.28	$7.05
Income from Investment Operations
Net investment income (loss)A	(.06)	(.02)	.01	(.07)	(.04)B	(.05)
Net realized and unrealized gain (loss)	1.10	1.56	(.19)	.58	1.52	2.28
Total from investment operations	1.04	1.54	(.18)	.51	1.48	2.23
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.53)	(.18)	(.35)	–	–	–
Total distributions	(.53)	(.18)	(.35)	–	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$12.61	$12.10	$10.74	$11.27	$10.76	$9.28
Total ReturnD,E,F	8.77%	14.39%	(1.29)%	4.74%	15.95%	31.63%
Ratios to Average Net AssetsG,H
Expenses before reductions	3.10%I	2.55%	2.86%	2.65%	2.73%	2.98%
Expenses net of fee waivers, if any	2.15%I	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.15%I	2.14%	2.15%	2.14%	2.14%	2.12%
Net investment income (loss)	(.92)%I	(.19)%	.06%	(.59)%	(.35)%B	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,943	$3,066	$2,479	$2,966	$2,744	$2,334
Portfolio turnover rateJ	47%I	71%	29%	60%	160%	33%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Communications Equipment Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.22	$12.54	$13.01	$12.35	$10.55	$7.95
Income from Investment Operations
Net investment income (loss)A	.01	.11	.12	.05	.08B	.04
Net realized and unrealized gain (loss)	1.28	1.83	(.20)	.67	1.72	2.58
Total from investment operations	1.29	1.94	(.08)	.72	1.80	2.62
Distributions from net investment income	(.13)	(.08)	–	(.06)	–	(.02)
Distributions from net realized gain	(.53)	(.18)	(.39)	–	–	–
Total distributions	(.66)	(.26)	(.39)	(.06)	–	(.02)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.85	$14.22	$12.54	$13.01	$12.35	$10.55
Total ReturnD,E	9.29%	15.55%	(.33)%	5.83%	17.06%	32.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.80%H	1.46%	1.69%	1.57%	1.45%	1.93%
Expenses net of fee waivers, if any	1.15%H	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.14%H	1.14%	1.14%	1.14%	1.14%	1.12%
Net investment income (loss)	.08%H	.81%	1.06%	.41%	.65%B	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$1,490	$4,733	$1,209	$1,024	$2,592	$855
Portfolio turnover rateI	47%H	71%	29%	60%	160%	33%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Consumer Discretionary Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Amazon.com, Inc.	16.7
Home Depot, Inc.	7.9
Comcast Corp. Class A	4.0
The Walt Disney Co.	4.0
Charter Communications, Inc. Class A	3.9
McDonald's Corp.	3.7
Dollar Tree, Inc.	3.4
Netflix, Inc.	3.1
Lowe's Companies, Inc.	2.9
Priceline Group, Inc.	2.6
52.2

Top Industries (% of fund's net assets)

As of January 31, 2018
Hotels, Restaurants & Leisure	24.1%
Internet & Direct Marketing Retail	23.0%
Specialty Retail	18.2%
Media	13.7%
Textiles, Apparel & Luxury Goods	4.7%
All Others*	16.3%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Consumer Discretionary Fund

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	3,100	$292,764
Auto Components - 0.2%
Auto Parts & Equipment - 0.2%
Aptiv PLC	6,800	645,184
Tenneco, Inc.	400	23,204
		668,388
Automobiles - 2.2%
Automobile Manufacturers - 2.2%
Ferrari NV	4,400	525,800
General Motors Co.	7,700	326,557
Tesla, Inc. (a)	15,800	5,598,098
Thor Industries, Inc.	5,200	710,632
		7,161,087
Beverages - 0.8%
Distillers & Vintners - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	9,500	2,084,965
Soft Drinks - 0.2%
Monster Beverage Corp. (a)	6,616	451,410

TOTAL BEVERAGES		2,536,375

Building Products - 0.1%
Building Products - 0.1%
Masco Corp.	10,200	455,532
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	11,500	506,805
Distributors - 0.7%
Distributors - 0.7%
LKQ Corp. (a)	40,900	1,719,027
Pool Corp.	4,100	554,484
		2,273,511
Diversified Consumer Services - 0.6%
Education Services - 0.4%
Adtalem Global Education, Inc. (a)	6,100	280,600
Grand Canyon Education, Inc. (a)	8,800	818,312
New Oriental Education & Technology Group, Inc. sponsored ADR	3,400	313,106
		1,412,018
Specialized Consumer Services - 0.2%
Service Corp. International	4,200	167,874
ServiceMaster Global Holdings, Inc. (a)	8,000	421,760
		589,634

TOTAL DIVERSIFIED CONSUMER SERVICES		2,001,652

Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
ADT, Inc. (a)	28,000	349,440
Food & Staples Retailing - 1.2%
Food Distributors - 0.8%
Performance Food Group Co. (a)	80,300	2,758,305
Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp.	2,400	467,688
Walmart, Inc.	6,800	724,880
		1,192,568

TOTAL FOOD & STAPLES RETAILING		3,950,873

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
National Vision Holdings, Inc.	1,900	74,328
Hotels, Restaurants & Leisure - 24.1%
Casinos & Gaming - 4.1%
Boyd Gaming Corp.	12,600	497,322
Caesars Entertainment Corp. (a)	44,500	620,775
Churchill Downs, Inc.	1,900	492,100
Eldorado Resorts, Inc. (a)	39,300	1,357,815
Las Vegas Sands Corp.	68,480	5,308,570
Melco Crown Entertainment Ltd. sponsored ADR	13,400	399,052
MGM Mirage, Inc.	82,500	3,007,125
Penn National Gaming, Inc. (a)	25,196	804,004
PlayAGS, Inc. (a)	10,300	201,571
Wynn Resorts Ltd.	5,491	909,255
		13,597,589
Hotels, Resorts & Cruise Lines - 8.6%
Bluegreen Vacations Corp.	39,400	748,206
Carnival Corp.	37,600	2,692,536
Hilton Grand Vacations, Inc. (a)	24,700	1,110,759
Hilton Worldwide Holdings, Inc.	68,000	5,824,200
Hyatt Hotels Corp. Class A (a)	4,000	325,200
ILG, Inc.	11,600	364,356
Marriott International, Inc. Class A	37,975	5,595,237
Marriott Vacations Worldwide Corp.	12,100	1,843,193
Royal Caribbean Cruises Ltd.	44,000	5,876,200
Wyndham Worldwide Corp.	32,220	3,999,469
		28,379,356
Leisure Facilities - 1.0%
Cedar Fair LP (depositary unit)	3,400	230,520
Drive Shack, Inc.	8,000	41,440
Vail Resorts, Inc.	14,040	3,068,582
		3,340,542
Restaurants - 10.4%
ARAMARK Holdings Corp.	25,100	1,149,831
Compass Group PLC	10,100	212,598
Darden Restaurants, Inc.	18,225	1,746,866
Del Frisco's Restaurant Group, Inc. (a)	15,200	266,000
Del Taco Restaurants, Inc. (a)	7,325	92,808
Domino's Pizza, Inc.	7,700	1,669,745
Dunkin' Brands Group, Inc.	24,000	1,551,600
Jack in the Box, Inc.	6,100	555,039
McDonald's Corp.	71,400	12,219,396
Restaurant Brands International, Inc.	23,300	1,407,472
Ruth's Hospitality Group, Inc.	13,754	325,970
Shake Shack, Inc. Class A (a)	8,200	358,422
Starbucks Corp.	145,276	8,253,130
Texas Roadhouse, Inc. Class A	14,800	869,056
U.S. Foods Holding Corp. (a)	64,800	2,082,024
Wingstop, Inc.	21,000	1,015,560
Yum! Brands, Inc.	10,300	871,277
		34,646,794

TOTAL HOTELS, RESTAURANTS & LEISURE		79,964,281

Household Durables - 2.4%
Home Furnishings - 0.3%
Mohawk Industries, Inc. (a)	3,000	843,180
Homebuilding - 2.0%
Cavco Industries, Inc. (a)	2,600	398,190
D.R. Horton, Inc.	48,400	2,374,020
Lennar Corp.:
Class A	27,100	1,698,086
Class B	446	22,585
LGI Homes, Inc. (a)(b)	3,000	203,040
New Home Co. LLC (a)	8,800	104,280
NVR, Inc. (a)	300	953,451
Taylor Morrison Home Corp. (a)	9,200	233,956
TopBuild Corp. (a)	1,100	84,194
TRI Pointe Homes, Inc. (a)	37,100	605,101
		6,676,903
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	70,500	469,540

TOTAL HOUSEHOLD DURABLES		7,989,623

Internet & Direct Marketing Retail - 23.0%
Internet & Direct Marketing Retail - 23.0%
Amazon.com, Inc. (a)	37,980	55,104,801
Boohoo.Com PLC (a)	124,200	326,856
Liberty Interactive Corp. QVC Group Series A (a)	58,569	1,645,203
Netflix, Inc. (a)	37,683	10,185,715
Priceline Group, Inc. (a)	4,500	8,604,225
Wayfair LLC Class A (a)	839	77,196
Zalando SE (a)	1,600	93,722
		76,037,718
Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
2U, Inc. (a)	13,202	980,513
Alphabet, Inc. Class A (a)	1,400	1,655,108
CarGurus, Inc. Class A	400	13,400
Facebook, Inc. Class A (a)	4,300	803,627
		3,452,648
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
Global Payments, Inc.	4,000	447,120
PayPal Holdings, Inc. (a)	10,100	861,732
		1,308,852
Leisure Products - 0.5%
Leisure Products - 0.5%
Mattel, Inc. (b)	115,600	1,831,104
Media - 13.7%
Advertising - 0.0%
Interpublic Group of Companies, Inc.	4,500	98,505
Broadcasting - 0.2%
CBS Corp. Class B	8,100	466,641
Cable & Satellite - 8.3%
Charter Communications, Inc. Class A (a)	34,494	13,012,862
Comcast Corp. Class A	313,600	13,337,408
DISH Network Corp. Class A (a)	7,600	356,440
Naspers Ltd. Class N	2,900	828,042
		27,534,752
Movies & Entertainment - 5.2%
Cinemark Holdings, Inc.	34,900	1,284,320
Liberty Media Corp. Liberty Formula One Group Series C (a)	7,400	278,906
Lions Gate Entertainment Corp. Class B (a)	1,800	57,600
Live Nation Entertainment, Inc. (a)	9,300	419,058
The Walt Disney Co.	121,506	13,204,057
Time Warner, Inc.	17,400	1,659,090
Twenty-First Century Fox, Inc. Class A	8,600	317,340
		17,220,371

TOTAL MEDIA		45,320,269

Multiline Retail - 4.5%
Department Stores - 0.2%
Kohl's Corp.	5,400	349,758
Macy's, Inc.	16,800	435,960
		785,718
General Merchandise Stores - 4.3%
B&M European Value Retail S.A.	94,205	556,295
Dollar General Corp.	12,400	1,278,688
Dollar Tree, Inc. (a)	97,800	11,247,000
Ollie's Bargain Outlet Holdings, Inc. (a)	4,600	255,530
Target Corp.	9,700	729,634
		14,067,147

TOTAL MULTILINE RETAIL		14,852,865

Personal Products - 0.0%
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	1,100	148,456
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Redfin Corp. (b)	12,800	259,840
Software - 0.2%
Application Software - 0.1%
Adobe Systems, Inc. (a)	1,200	239,712
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	4,500	333,585

TOTAL SOFTWARE		573,297

Specialty Retail - 18.2%
Apparel Retail - 4.6%
Burlington Stores, Inc. (a)	27,000	3,286,170
Inditex SA	9,016	322,623
Ross Stores, Inc.	70,869	5,838,897
The Children's Place Retail Stores, Inc.	4,200	629,160
TJX Companies, Inc.	66,111	5,310,036
		15,386,886
Automotive Retail - 2.2%
AutoZone, Inc. (a)	4,100	3,138,304
O'Reilly Automotive, Inc. (a)	15,662	4,145,575
		7,283,879
Home Improvement Retail - 10.9%
Floor & Decor Holdings, Inc. Class A	6,800	318,920
Home Depot, Inc.	130,620	26,241,558
Lowe's Companies, Inc.	91,800	9,614,214
		36,174,692
Specialty Stores - 0.5%
Tiffany & Co., Inc.	2,300	245,295
Ulta Beauty, Inc.	5,900	1,310,390
		1,555,685

TOTAL SPECIALTY RETAIL		60,401,142

Technology Hardware, Storage & Peripherals - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	7,000	1,172,010
Textiles, Apparel & Luxury Goods - 4.7%
Apparel, Accessories & Luxury Goods - 2.3%
adidas AG	3,197	743,438
Canada Goose Holdings, Inc.	10,200	367,034
Carter's, Inc.	8,600	1,034,580
G-III Apparel Group Ltd. (a)	14,400	537,840
Kering SA	600	303,782
LVMH Moet Hennessy - Louis Vuitton SA	2,740	858,308
PVH Corp.	20,300	3,148,124
Tapestry, Inc.	11,700	550,368
		7,543,474
Footwear - 2.4%
NIKE, Inc. Class B	117,334	8,004,525

TOTAL TEXTILES, APPAREL & LUXURY GOODS		15,547,999

TOTAL COMMON STOCKS
(Cost $222,166,646)		329,130,859

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.39% (c)	2,354,987	2,355,458
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	1,985,612	1,985,810
TOTAL MONEY MARKET FUNDS
(Cost $4,341,268)		4,341,268
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $226,507,914)		333,472,127
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,279,131)
NET ASSETS - 100%		$331,192,996

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,131
Fidelity Securities Lending Cash Central Fund	18,183
Total	$27,314

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$329,130,859	$327,949,928	$1,180,931	$--
Money Market Funds	4,341,268	4,341,268	--	--
Total Investments in Securities:	$333,472,127	$332,291,196	$1,180,931	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,908,186) — See accompanying schedule: Unaffiliated issuers (cost $222,166,646)	$329,130,859
Fidelity Central Funds (cost $4,341,268)	4,341,268
Total Investment in Securities (cost $226,507,914)		$333,472,127
Cash		58,050
Receivable for fund shares sold		5,315,572
Dividends receivable		70,894
Distributions receivable from Fidelity Central Funds		12,784
Prepaid expenses		1,128
Other receivables		9,992
Total assets		338,940,547
Liabilities
Payable for investments purchased	$716,939
Payable for fund shares redeemed	4,684,837
Accrued management fee	143,153
Distribution and service plan fees payable	93,184
Other affiliated payables	57,560
Other payables and accrued expenses	67,678
Collateral on securities loaned	1,984,200
Total liabilities		7,747,551
Net Assets		$331,192,996
Net Assets consist of:
Paid in capital		$222,457,577
Distributions in excess of net investment income		(294,522)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,065,773
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		106,964,168
Net Assets		$331,192,996
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($118,893,093 ÷ 4,298,800 shares)		$27.66
Maximum offering price per share (100/94.25 of $27.66)		$29.35
Class M:
Net Asset Value and redemption price per share ($39,006,884 ÷ 1,507,531 shares)		$25.87
Maximum offering price per share (100/96.50 of $25.87)		$26.81
Class C:
Net Asset Value and offering price per share ($66,522,607 ÷ 2,952,720 shares)(a)		$22.53
Class I:
Net Asset Value, offering price and redemption price per share ($106,770,412 ÷ 3,586,547 shares)		$29.77

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$1,374,347
Interest		869
Income from Fidelity Central Funds (including $18,183 from security lending)		27,314
Total income		1,402,530
Expenses
Management fee	$753,071
Transfer agent fees	278,141
Distribution and service plan fees	496,700
Accounting and security lending fees	54,343
Custodian fees and expenses	10,703
Independent trustees' fees and expenses	2,976
Registration fees	44,771
Audit	23,239
Legal	2,449
Miscellaneous	40,735
Total expenses before reductions	1,707,128
Expense reductions	(10,077)	1,697,051
Net investment income (loss)		(294,521)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,219,250
Fidelity Central Funds	364
Foreign currency transactions	(12,192)
Total net realized gain (loss)		3,207,422
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	51,333,735
Fidelity Central Funds	(201)
Assets and liabilities in foreign currencies	(119)
Total change in net unrealized appreciation (depreciation)		51,333,415
Net gain (loss)		54,540,837
Net increase (decrease) in net assets resulting from operations		$54,246,316

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(294,521)	$423,702
Net realized gain (loss)	3,207,422	13,394,770
Change in net unrealized appreciation (depreciation)	51,333,415	11,650,274
Net increase (decrease) in net assets resulting from operations	54,246,316	25,468,746
Distributions to shareholders from net investment income	–	(1,067,067)
Share transactions - net increase (decrease)	(907,464)	(62,438,702)
Redemption fees	–	5,343
Total increase (decrease) in net assets	53,338,852	(38,031,680)
Net Assets
Beginning of period	277,854,144	315,885,824
End of period	$331,192,996	$277,854,144
Other Information
Distributions in excess of net investment income end of period	$(294,522)	$(1)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Consumer Discretionary Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.92	$20.94	$21.51	$19.75	$19.59	$16.22
Income from Investment Operations
Net investment income (loss)A	(.01)	.06	.10B	.05	(.04)	(.02)
Net realized and unrealized gain (loss)	4.75	2.01	(.21)	3.99	1.75	5.04
Total from investment operations	4.74	2.07	(.11)	4.04	1.71	5.02
Distributions from net investment income	–	(.09)	(.02)	–	–	–
Distributions from net realized gain	–	–	(.44)	(2.28)	(1.55)	(1.65)
Total distributions	–	(.09)	(.46)	(2.28)	(1.55)	(1.65)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$27.66	$22.92	$20.94	$21.51	$19.75	$19.59
Total ReturnD,E,F	20.68%	9.93%	(.38)%	22.26%	9.28%	33.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.13%I	1.10%	1.10%	1.15%	1.20%	1.31%
Expenses net of fee waivers, if any	1.13%I	1.10%	1.10%	1.15%	1.20%	1.31%
Expenses net of all reductions	1.12%I	1.10%	1.09%	1.14%	1.19%	1.29%
Net investment income (loss)	(.11)%I	.26%	.49%B	.27%	(.21)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$118,893	$109,303	$144,578	$115,027	$59,089	$45,292
Portfolio turnover rateJ	115%I	47%	59%	71%	171%	146%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.47	$19.66	$20.26	$18.75	$18.68	$15.57
Income from Investment Operations
Net investment income (loss)A	(.04)	–B	.03C	(.01)	(.10)	(.06)
Net realized and unrealized gain (loss)	4.44	1.89	(.19)	3.77	1.67	4.81
Total from investment operations	4.40	1.89	(.16)	3.76	1.57	4.75
Distributions from net investment income	–	(.08)	–	–	–	–
Distributions from net realized gain	–	–	(.44)	(2.25)	(1.50)	(1.64)
Total distributions	–	(.08)	(.44)	(2.25)	(1.50)	(1.64)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$25.87	$21.47	$19.66	$20.26	$18.75	$18.68
Total ReturnD,E,F	20.49%	9.62%	(.68)%	21.92%	8.94%	33.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.39%I	1.39%	1.40%	1.46%	1.50%	1.60%
Expenses net of fee waivers, if any	1.39%I	1.39%	1.40%	1.45%	1.50%	1.60%
Expenses net of all reductions	1.39%I	1.39%	1.39%	1.45%	1.49%	1.58%
Net investment income (loss)	(.38)%I	(.02)%	.19%C	(.03)%	(.51)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$39,007	$26,398	$28,259	$25,948	$18,779	$15,613
Portfolio turnover rateJ	115%I	47%	59%	71%	171%	146%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.74	$17.18	$17.84	$16.79	$16.90	$14.27
Income from Investment Operations
Net investment income (loss)A	(.08)	(.09)	(.04)B	(.08)	(.16)	(.12)
Net realized and unrealized gain (loss)	3.87	1.65	(.18)	3.34	1.49	4.37
Total from investment operations	3.79	1.56	(.22)	3.26	1.33	4.25
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	–	–	(.44)	(2.21)	(1.44)	(1.62)
Total distributions	–	–	(.44)	(2.21)	(1.44)	(1.62)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$22.53	$18.74	$17.18	$17.84	$16.79	$16.90
Total ReturnD,E,F	20.22%	9.08%	(1.11)%	21.37%	8.44%	32.68%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.88%I	1.85%	1.86%	1.91%	1.97%	2.04%
Expenses net of fee waivers, if any	1.88%I	1.85%	1.86%	1.91%	1.97%	2.04%
Expenses net of all reductions	1.88%I	1.85%	1.85%	1.90%	1.96%	2.02%
Net investment income (loss)	(.87)%I	(.49)%	(.27)%B	(.49)%	(.97)%	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$66,523	$59,958	$67,306	$43,999	$20,726	$17,176
Portfolio turnover rateJ	115%I	47%	59%	71%	171%	146%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.42) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.64	$22.48	$23.06	$21.00	$20.72	$17.04
Income from Investment Operations
Net investment income (loss)A	.02	.12	.16B	.12	.02	.04
Net realized and unrealized gain (loss)	5.11	2.18	(.22)	4.26	1.85	5.32
Total from investment operations	5.13	2.30	(.06)	4.38	1.87	5.36
Distributions from net investment income	–	(.14)	(.08)	–	–	–
Distributions from net realized gain	–	–	(.44)	(2.32)	(1.59)	(1.68)
Total distributions	–	(.14)	(.52)	(2.32)	(1.59)	(1.68)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$29.77	$24.64	$22.48	$23.06	$21.00	$20.72
Total ReturnD,E	20.82%	10.27%	(.13)%	22.60%	9.61%	34.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.83%	.84%	.87%	.91%	.97%
Expenses net of fee waivers, if any	.85%H	.83%	.84%	.87%	.91%	.97%
Expenses net of all reductions	.84%H	.83%	.83%	.87%	.91%	.96%
Net investment income (loss)	.17%H	.54%	.75%B	.55%	.08%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$106,770	$82,195	$75,742	$48,329	$21,708	$13,044
Portfolio turnover rateI	115%H	47%	59%	71%	171%	146%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividends which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Energy Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
EOG Resources, Inc.	7.5
Chevron Corp.	6.8
Halliburton Co.	6.2
Diamondback Energy, Inc.	5.9
Pioneer Natural Resources Co.	4.6
Exxon Mobil Corp.	4.6
Phillips 66 Co.	3.6
RSP Permian, Inc.	3.0
Encana Corp.	2.8
The Williams Companies, Inc.	2.7
47.7

Top Industries (% of fund's net assets)

As of January 31, 2018
Oil, Gas & Consumable Fuels	80.9%
Energy Equipment & Services	15.3%
Chemicals	2.0%
Machinery	0.5%
Gas Utilities	0.4%
All Others*	0.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Energy Fund

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Chemicals - 2.0%
Commodity Chemicals - 2.0%
LG Chemical Ltd.	6,465	$2,610,668
LyondellBasell Industries NV Class A	135,900	16,286,256
		18,896,924
Energy Equipment & Services - 15.3%
Oil & Gas Drilling - 2.3%
Nabors Industries Ltd.	1,020,752	8,002,696
Odfjell Drilling Ltd. (a)	564,256	2,664,312
Shelf Drilling Ltd. (b)	865,700	7,299,420
Trinidad Drilling Ltd. (a)	971,300	1,389,828
Xtreme Drilling & Coil Services Corp. (a)	1,035,902	1,878,099
		21,234,355
Oil & Gas Equipment & Services - 13.0%
Baker Hughes, a GE Co. Class A	468,000	15,046,200
C&J Energy Services, Inc.	51,000	1,561,620
Dril-Quip, Inc. (a)	146,891	7,586,920
Frank's International NV (c)	373,745	2,586,315
Halliburton Co.	1,084,300	58,226,910
Liberty Oilfield Services, Inc. Class A (a)	17,800	394,092
NCS Multistage Holdings, Inc. (c)	249,300	4,073,562
Newpark Resources, Inc. (a)	764,000	6,952,400
Oceaneering International, Inc.	216,273	4,472,526
RigNet, Inc. (a)	274,950	4,536,675
Schlumberger Ltd.	196,818	14,481,868
Smart Sand, Inc. (a)(c)	113,800	1,045,822
TETRA Technologies, Inc. (a)	443,800	1,704,192
Total Energy Services, Inc.	38,900	433,276
		123,102,378

TOTAL ENERGY EQUIPMENT & SERVICES		144,336,733

Gas Utilities - 0.4%
Gas Utilities - 0.4%
Indraprastha Gas Ltd. (a)	863,409	4,138,413
Machinery - 0.5%
Industrial Machinery - 0.5%
ProPetro Holding Corp. (c)	253,600	4,737,248
Oil, Gas & Consumable Fuels - 80.9%
Integrated Oil & Gas - 14.5%
Chevron Corp.	517,409	64,857,218
Exxon Mobil Corp.	499,461	43,602,945
Occidental Petroleum Corp.	248,300	18,615,051
Suncor Energy, Inc.	291,100	10,545,867
		137,621,081
Oil & Gas Exploration & Production - 51.0%
Anadarko Petroleum Corp.	340,383	20,439,999
Cabot Oil & Gas Corp.	679,500	17,904,825
Callon Petroleum Co. (a)	959,900	10,894,865
Centennial Resource Development, Inc.:
Class A (a)	45,200	922,532
Class A (a)(c)	385,500	7,868,055
Cimarex Energy Co.	164,847	18,495,833
Concho Resources, Inc. (a)	116,400	18,326,016
ConocoPhillips Co.	163,300	9,603,673
Continental Resources, Inc. (a)	413,800	22,978,314
Devon Energy Corp.	601,200	24,871,644
Diamondback Energy, Inc. (a)	446,100	55,985,550
Encana Corp.	2,152,700	26,619,973
EOG Resources, Inc.	616,886	70,941,890
Extraction Oil & Gas, Inc. (a)(c)	494,730	6,975,693
Hess Corp.	167,100	8,440,221
Jagged Peak Energy, Inc.	6,000	77,100
Lilis Energy, Inc. (a)(c)	278,256	1,196,501
Marathon Oil Corp.	334,100	6,077,279
Murphy Oil Corp.	71,500	2,295,150
Newfield Exploration Co. (a)	629,200	19,920,472
Parsley Energy, Inc. Class A (a)	821,900	19,396,840
PDC Energy, Inc. (a)	199,188	10,327,898
Pioneer Natural Resources Co.	239,016	43,718,417
PrairieSky Royalty Ltd.	79,800	1,976,185
Range Resources Corp. (c)	90,900	1,295,325
Ring Energy, Inc. (a)	250,632	3,458,722
RSP Permian, Inc. (a)	703,400	27,910,912
Viper Energy Partners LP	507,400	12,274,006
WPX Energy, Inc. (a)	775,500	11,423,115
		482,617,005
Oil & Gas Refining & Marketing - 8.0%
Andeavor	94,500	10,221,120
Delek U.S. Holdings, Inc.	711,700	24,831,213
Phillips 66 Co.	336,118	34,418,483
Reliance Industries Ltd.	233,406	3,530,101
Valero Energy Corp.	25,300	2,428,041
		75,428,958
Oil & Gas Storage & Transport - 7.4%
Cheniere Energy, Inc. (a)	155,800	8,812,048
Enterprise Products Partners LP	366,700	10,128,254
GasLog Partners LP	117,100	2,775,270
Gener8 Maritime, Inc. (a)	854,703	5,017,107
Golar LNG Ltd. (c)	196,500	5,362,485
Noble Midstream Partners LP	122,187	6,865,688
Noble Midstream Partners LP (d)	48,372	2,718,023
Plains GP Holdings LP Class A	92,100	1,959,888
Teekay LNG Partners LP	64,100	1,265,975
The Williams Companies, Inc.	813,700	25,542,043
		70,446,781

TOTAL OIL, GAS & CONSUMABLE FUELS		766,113,825

Semiconductors & Semiconductor Equipment - 0.2%
Semiconductor Equipment - 0.2%
SolarEdge Technologies, Inc. (a)	58,500	2,100,150
TOTAL COMMON STOCKS
(Cost $768,496,768)		940,323,293

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.39% (e)	1,445,892	1,446,181
Fidelity Securities Lending Cash Central Fund 1.40% (e)(f)	19,938,572	19,940,566
TOTAL MONEY MARKET FUNDS
(Cost $21,386,747)		21,386,747
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $789,883,515)		961,710,040
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(14,982,916)
NET ASSETS - 100%		$946,727,124

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,299,420 or 0.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,718,023 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,956,647

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,856
Fidelity Securities Lending Cash Central Fund	63,697
Total	$91,553

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.5%
Canada	4.5%
Netherlands	2.0%
Bermuda	1.7%
Curacao	1.5%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Energy Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,111,850) — See accompanying schedule: Unaffiliated issuers (cost $768,496,768)	$940,323,293
Fidelity Central Funds (cost $21,386,747)	21,386,747
Total Investment in Securities (cost $789,883,515)		$961,710,040
Foreign currency held at value (cost $3,912,798)		3,946,698
Receivable for investments sold		642,905
Receivable for fund shares sold		6,131,473
Dividends receivable		260,626
Distributions receivable from Fidelity Central Funds		11,161
Prepaid expenses		3,552
Other receivables		73,265
Total assets		972,779,720
Liabilities
Payable for fund shares redeemed	$4,603,759
Accrued management fee	439,050
Distribution and service plan fees payable	302,003
Other affiliated payables	187,420
Other payables and accrued expenses	585,343
Collateral on securities loaned	19,935,021
Total liabilities		26,052,596
Net Assets		$946,727,124
Net Assets consist of:
Paid in capital		$960,371,599
Distributions in excess of net investment income		(2,022,357)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(183,152,570)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,530,452
Net Assets		$946,727,124
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($293,544,339 ÷ 8,403,623 shares)		$34.93
Maximum offering price per share (100/94.25 of $34.93)		$37.06
Class M:
Net Asset Value and redemption price per share ($134,802,422 ÷ 3,769,454 shares)		$35.76
Maximum offering price per share (100/96.50 of $35.76)		$37.06
Class C:
Net Asset Value and offering price per share ($204,294,111 ÷ 6,357,009 shares)(a)		$32.14
Class I:
Net Asset Value, offering price and redemption price per share ($314,086,252 ÷ 8,537,685 shares)		$36.79

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$5,960,032
Income from Fidelity Central Funds (including $63,697 from security lending)		91,553
Total income		6,051,585
Expenses
Management fee	$2,402,082
Transfer agent fees	975,194
Distribution and service plan fees	1,675,299
Accounting and security lending fees	154,142
Custodian fees and expenses	16,013
Independent trustees' fees and expenses	9,761
Registration fees	60,246
Audit	27,452
Legal	7,634
Interest	1,179
Miscellaneous	170,772
Total expenses before reductions	5,499,774
Expense reductions	(5,495)	5,494,279
Net investment income (loss)		557,306
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $50,638)	(11,398,240)
Fidelity Central Funds	3,165
Foreign currency transactions	5,025
Total net realized gain (loss)		(11,390,050)
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $27,492)	137,283,657
Fidelity Central Funds	(1,394)
Assets and liabilities in foreign currencies	34,157
Total change in net unrealized appreciation (depreciation)		137,316,420
Net gain (loss)		125,926,370
Net increase (decrease) in net assets resulting from operations		$126,483,676

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$557,306	$10,286,493
Net realized gain (loss)	(11,390,050)	14,559,379
Change in net unrealized appreciation (depreciation)	137,316,420	(43,915,461)
Net increase (decrease) in net assets resulting from operations	126,483,676	(19,069,589)
Distributions to shareholders from net investment income	(11,701,838)	(574,320)
Distributions to shareholders from net realized gain	(106,752)	(1,566,619)
Total distributions	(11,808,590)	(2,140,939)
Share transactions - net increase (decrease)	(60,766,779)	(24,365,448)
Redemption fees	–	21,760
Total increase (decrease) in net assets	53,908,307	(45,554,216)
Net Assets
Beginning of period	892,818,817	938,373,033
End of period	$946,727,124	$892,818,817
Other Information
Undistributed net investment income end of period	$–	$9,122,175
Distributions in excess of net investment income end of period	$(2,022,357)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Energy Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$30.70	$31.12	$30.96	$45.71	$40.59	$33.71
Income from Investment Operations
Net investment income (loss)A	.04	.38B	.16	.28	.15	.23
Net realized and unrealized gain (loss)	4.67	(.72)	.20	(12.89)	7.06	6.81
Total from investment operations	4.71	(.34)	.36	(12.61)	7.21	7.04
Distributions from net investment income	(.48)	–	(.20)	(.18)C	(.17)	(.16)
Distributions from net realized gain	–D	(.08)	–	(1.96)C	(1.93)	–
Total distributions	(.48)	(.08)	(.20)	(2.14)	(2.09)E	(.16)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$34.93	$30.70	$31.12	$30.96	$45.71	$40.59
Total ReturnF,G,H	15.51%	(1.14)%	1.25%	(28.92)%	18.46%	20.94%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.13%K	1.09%	1.12%	1.12%	1.12%	1.16%
Expenses net of fee waivers, if any	1.13%K	1.09%	1.12%	1.12%	1.12%	1.16%
Expenses net of all reductions	1.13%K	1.08%	1.11%	1.11%	1.12%	1.15%
Net investment income (loss)	.24%K	1.15%B	.54%	.76%	.36%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$293,544	$277,378	$347,885	$292,288	$369,400	$279,798
Portfolio turnover rateL	35%K	90%	85%	61%	112%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total distributions of $2.09 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.929 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$31.37	$31.82	$31.63	$46.64	$41.38	$34.40
Income from Investment Operations
Net investment income (loss)A	(.01)	.30B	.08	.20	.06	.15
Net realized and unrealized gain (loss)	4.79	(.75)	.22	(13.18)	7.21	6.95
Total from investment operations	4.78	(.45)	.30	(12.98)	7.27	7.10
Distributions from net investment income	(.39)	–	(.11)	(.08)C	(.08)	(.12)
Distributions from net realized gain	–D	–	–	(1.95)C	(1.93)	–
Total distributions	(.39)	–	(.11)	(2.03)	(2.01)	(.12)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$35.76	$31.37	$31.82	$31.63	$46.64	$41.38
Total ReturnE,F,G	15.36%	(1.41)%	.98%	(29.09)%	18.19%	20.70%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.40%J	1.36%	1.38%	1.36%	1.34%	1.36%
Expenses net of fee waivers, if any	1.40%J	1.36%	1.38%	1.35%	1.34%	1.36%
Expenses net of all reductions	1.40%J	1.35%	1.37%	1.35%	1.34%	1.35%
Net investment income (loss)	(.03)%J	.88%B	.28%	.52%	.14%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$134,802	$125,951	$155,856	$164,848	$245,828	$223,248
Portfolio turnover rateK	35%J	90%	85%	61%	112%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.16	$28.69	$28.58	$42.40	$37.92	$31.63
Income from Investment Operations
Net investment income (loss)A	(.07)	.13B	(.05)	.01	(.15)	(.04)
Net realized and unrealized gain (loss)	4.30	(.66)	.19	(11.93)	6.57	6.38
Total from investment operations	4.23	(.53)	.14	(11.92)	6.42	6.34
Distributions from net investment income	(.24)	–	(.03)	(.03)C	(.01)	(.05)
Distributions from net realized gain	–D	–	–	(1.88)C	(1.93)	–
Total distributions	(.25)E	–	(.03)	(1.90)F	(1.94)	(.05)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$32.14	$28.16	$28.69	$28.58	$42.40	$37.92
Total ReturnG,H,I	15.10%	(1.85)%	.52%	(29.44)%	17.57%	20.08%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.85%L	1.82%	1.84%	1.85%	1.86%	1.90%
Expenses net of fee waivers, if any	1.85%L	1.81%	1.84%	1.85%	1.86%	1.90%
Expenses net of all reductions	1.85%L	1.80%	1.83%	1.85%	1.86%	1.88%
Net investment income (loss)	(.48)%L	.42%B	(.18)%	.02%	(.38)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$204,294	$212,105	$240,949	$162,322	$130,881	$99,833
Portfolio turnover rateM	35%L	90%	85%	61%	112%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.32 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.004 per share.

 F Total distributions of $1.90 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $1.877 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$32.36	$32.78	$32.62	$48.05	$42.55	$35.28
Income from Investment Operations
Net investment income (loss)A	.09	.50B	.25	.39	.28	.35
Net realized and unrealized gain (loss)	4.93	(.75)	.20	(13.56)	7.42	7.12
Total from investment operations	5.02	(.25)	.45	(13.17)	7.70	7.47
Distributions from net investment income	(.58)	(.08)	(.29)	(.30)C	(.27)	(.20)
Distributions from net realized gain	–D	(.09)	–	(1.96)C	(1.93)	–
Total distributions	(.59)E	(.17)	(.29)	(2.26)	(2.20)	(.20)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$36.79	$32.36	$32.78	$32.62	$48.05	$42.55
Total ReturnF,G	15.69%	(.86)%	1.50%	(28.73)%	18.80%	21.26%
Ratios to Average Net AssetsH,I
Expenses before reductions	.84%J	.81%	.85%	.85%	.85%	.88%
Expenses net of fee waivers, if any	.84%J	.81%	.85%	.85%	.85%	.88%
Expenses net of all reductions	.84%J	.80%	.83%	.85%	.85%	.86%
Net investment income (loss)	.53%J	1.43%B	.82%	1.02%	.63%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$314,086	$277,385	$193,683	$130,308	$110,795	$65,034
Portfolio turnover rateK	35%J	90%	85%	61%	112%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.36 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total distributions of $.59 per share is comprised of distributions from net investment income of $.584 and distributions from net realized gain of $.004 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Financial Services Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Bank of America Corp.	5.0
Capital One Financial Corp.	5.0
Citigroup, Inc.	5.0
Huntington Bancshares, Inc.	4.9
Berkshire Hathaway, Inc. Class B	4.7
TD Ameritrade Holding Corp.	4.4
Wells Fargo & Co.	4.3
The Travelers Companies, Inc.	4.0
Goldman Sachs Group, Inc.	3.8
E*TRADE Financial Corp.	3.7
44.8

Top Industries (% of fund's net assets)

As of January 31, 2018
Banks	34.0%
Capital Markets	25.2%
Insurance	20.5%
Consumer Finance	10.6%
Diversified Financial Services	4.7%
All Others*	5.0%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Financial Services Fund

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Banks - 34.0%
Diversified Banks - 17.8%
Bank of America Corp.	836,756	$26,776,191
Citigroup, Inc.	338,005	26,526,632
HDFC Bank Ltd. sponsored ADR	9,700	1,053,323
JPMorgan Chase & Co.	149,531	17,296,251
Wells Fargo & Co.	348,978	22,955,773
		94,608,170
Regional Banks - 16.2%
Bank of the Ozarks, Inc.	118,200	5,904,090
CoBiz, Inc.	165,991	3,329,779
East West Bancorp, Inc.	78,700	5,187,117
First Republic Bank	39,100	3,501,405
Huntington Bancshares, Inc.	1,598,220	25,859,200
PNC Financial Services Group, Inc.	123,231	19,472,963
Popular, Inc.	77,717	3,158,419
Preferred Bank, Los Angeles	19,400	1,249,748
Signature Bank (a)	41,400	6,375,600
SunTrust Banks, Inc.	168,800	11,934,160
		85,972,481

TOTAL BANKS		180,580,651

Capital Markets - 25.2%
Asset Management & Custody Banks - 7.5%
Affiliated Managers Group, Inc.	37,254	7,437,016
BlackRock, Inc. Class A	20,400	11,460,720
Invesco Ltd.	235,300	8,501,389
Northern Trust Corp.	119,500	12,594,105
		39,993,230
Financial Exchanges & Data - 4.3%
CBOE Holdings, Inc.	87,373	11,742,057
IntercontinentalExchange, Inc.	148,820	10,988,869
		22,730,926
Investment Banking & Brokerage - 13.4%
E*TRADE Financial Corp. (a)	372,580	19,634,966
Goldman Sachs Group, Inc.	75,740	20,289,989
Greenhill & Co., Inc. (b)	19,200	356,160
Hamilton Lane, Inc. Class A	31,900	1,189,232
Investment Technology Group, Inc.	137,775	2,942,874
Lazard Ltd. Class A	38,700	2,266,659
PJT Partners, Inc.	22,500	1,065,375
TD Ameritrade Holding Corp.	418,800	23,364,852
		71,110,107

TOTAL CAPITAL MARKETS		133,834,263

Consumer Finance - 10.6%
Consumer Finance - 10.6%
Capital One Financial Corp.	257,138	26,732,066
Discover Financial Services	78,900	6,296,220
OneMain Holdings, Inc. (a)	73,800	2,413,998
SLM Corp. (a)	590,500	6,755,320
Synchrony Financial	359,000	14,245,120
		56,442,724
Diversified Financial Services - 4.7%
Multi-Sector Holdings - 4.7%
Berkshire Hathaway, Inc. Class B (a)	115,719	24,807,839
Insurance - 20.5%
Life & Health Insurance - 4.7%
MetLife, Inc.	299,100	14,377,737
Torchmark Corp.	113,580	10,318,743
		24,696,480
Multi-Line Insurance - 4.8%
American International Group, Inc.	138,900	8,878,488
Hartford Financial Services Group, Inc.	284,900	16,740,724
		25,619,212
Property & Casualty Insurance - 9.2%
Allstate Corp.	42,990	4,246,122
Chubb Ltd.	109,927	17,165,101
FNF Group	162,950	6,351,791
The Travelers Companies, Inc.	142,000	21,288,640
		49,051,654
Reinsurance - 1.8%
Reinsurance Group of America, Inc.	59,800	9,367,670

TOTAL INSURANCE		108,735,016

IT Services - 2.4%
Data Processing & Outsourced Services - 2.4%
Visa, Inc. Class A	42,520	5,282,260
WEX, Inc. (a)	49,000	7,585,690
		12,867,950
Software - 0.4%
Application Software - 0.4%
Black Knight, Inc. (a)	47,483	2,350,409
Thrifts & Mortgage Finance - 0.9%
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)	196,800	2,916,576
Radian Group, Inc.	75,800	1,672,906
		4,589,482
TOTAL COMMON STOCKS
(Cost $422,019,978)		524,208,334

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.39% (c)	6,908,953	6,910,335
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	372,400	372,437
TOTAL MONEY MARKET FUNDS
(Cost $7,282,784)		7,282,772
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $429,302,762)		531,491,106
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(588,180)
NET ASSETS - 100%		$530,902,926

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,675
Fidelity Securities Lending Cash Central Fund	131
Total	$39,806

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $354,305) — See accompanying schedule: Unaffiliated issuers (cost $422,019,978)	$524,208,334
Fidelity Central Funds (cost $7,282,784)	7,282,772
Total Investment in Securities (cost $429,302,762)		$531,491,106
Receivable for investments sold		5,927,886
Receivable for fund shares sold		1,721,632
Dividends receivable		119,882
Distributions receivable from Fidelity Central Funds		10,034
Prepaid expenses		1,497
Other receivables		4,433
Total assets		539,276,470
Liabilities
Payable for investments purchased	$6,921,094
Payable for fund shares redeemed	500,699
Accrued management fee	227,327
Distribution and service plan fees payable	159,104
Other affiliated payables	91,613
Other payables and accrued expenses	101,257
Collateral on securities loaned	372,450
Total liabilities		8,373,544
Net Assets		$530,902,926
Net Assets consist of:
Paid in capital		$436,608,898
Distributions in excess of net investment income		(297,169)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,597,029)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		102,188,226
Net Assets		$530,902,926
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($188,698,188 ÷ 8,131,563 shares)		$23.21
Maximum offering price per share (100/94.25 of $23.21)		$24.63
Class M:
Net Asset Value and redemption price per share ($56,379,722 ÷ 2,453,631 shares)		$22.98
Maximum offering price per share (100/96.50 of $22.98)		$23.81
Class C:
Net Asset Value and offering price per share ($126,228,679 ÷ 5,799,663 shares)(a)		$21.76
Class I:
Net Asset Value, offering price and redemption price per share ($159,596,337 ÷ 6,692,971 shares)		$23.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$3,189,388
Income from Fidelity Central Funds (including $131 from security lending)		39,806
Total income		3,229,194
Expenses
Management fee	$1,137,450
Transfer agent fees	431,610
Distribution and service plan fees	810,213
Accounting and security lending fees	81,616
Custodian fees and expenses	3,451
Independent trustees' fees and expenses	4,312
Registration fees	57,622
Audit	24,606
Legal	4,973
Miscellaneous	73,179
Total expenses before reductions	2,629,032
Expense reductions	(7,301)	2,621,731
Net investment income (loss)		607,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,259,744
Fidelity Central Funds	(255)
Foreign currency transactions	1,701
Total net realized gain (loss)		16,261,190
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	58,714,874
Fidelity Central Funds	(12)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		58,714,865
Net gain (loss)		74,976,055
Net increase (decrease) in net assets resulting from operations		$75,583,518

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$607,463	$974,795
Net realized gain (loss)	16,261,190	22,817,692
Change in net unrealized appreciation (depreciation)	58,714,865	38,934,675
Net increase (decrease) in net assets resulting from operations	75,583,518	62,727,162
Distributions to shareholders from net investment income	(1,262,427)	(502,160)
Distributions to shareholders from net realized gain	(200,477)	–
Total distributions	(1,462,904)	(502,160)
Share transactions - net increase (decrease)	77,336,410	122,064,772
Redemption fees	–	8,334
Total increase (decrease) in net assets	151,457,024	184,298,108
Net Assets
Beginning of period	379,445,902	195,147,794
End of period	$530,902,926	$379,445,902
Other Information
Undistributed net investment income end of period	$–	$357,795
Distributions in excess of net investment income end of period	$(297,169)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Financial Services Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.55	$15.43	$16.53	$14.97	$13.41	$10.18
Income from Investment Operations
Net investment income (loss)A	.04	.08	.11	.10	.10	.15
Net realized and unrealized gain (loss)	3.70	4.08	(1.13)	1.59B	1.55	3.18
Total from investment operations	3.74	4.16	(1.02)	1.69	1.65	3.33
Distributions from net investment income	(.07)	(.04)	(.07)	(.13)	(.08)	(.10)
Distributions from net realized gain	(.01)	–	(.01)	–	(.01)	–
Total distributions	(.08)	(.04)	(.08)	(.13)	(.09)	(.10)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$23.21	$19.55	$15.43	$16.53	$14.97	$13.41
Total ReturnD,E,F	19.16%	26.97%	(6.15)%	11.29%B	12.39%	32.99%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.12%I	1.12%	1.15%	1.17%	1.22%	1.29%
Expenses net of fee waivers, if any	1.12%I	1.12%	1.15%	1.17%	1.22%	1.29%
Expenses net of all reductions	1.12%I	1.12%	1.15%	1.17%	1.22%	1.21%
Net investment income (loss)	.42%I	.48%	.77%	.61%	.68%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$188,698	$144,144	$97,011	$102,983	$77,674	$64,428
Portfolio turnover rateJ	37%I	81%	63%	44%	49%	288%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.97%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.34	$15.29	$16.41	$14.86	$13.31	$10.11
Income from Investment Operations
Net investment income (loss)A	.02	.04	.07	.05	.06	.12
Net realized and unrealized gain (loss)	3.65	4.03	(1.13)	1.58B	1.55	3.16
Total from investment operations	3.67	4.07	(1.06)	1.63	1.61	3.28
Distributions from net investment income	(.02)	(.02)	(.05)	(.08)	(.05)	(.08)
Distributions from net realized gain	(.01)	–	(.01)	–	(.01)	–
Total distributions	(.03)	(.02)	(.06)	(.08)	(.06)	(.08)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$22.98	$19.34	$15.29	$16.41	$14.86	$13.31
Total ReturnD,E,F	18.99%	26.63%	(6.43)%	10.98%B	12.10%	32.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.39%I	1.40%	1.45%	1.45%	1.48%	1.55%
Expenses net of fee waivers, if any	1.39%I	1.40%	1.45%	1.45%	1.48%	1.55%
Expenses net of all reductions	1.39%I	1.40%	1.44%	1.45%	1.48%	1.47%
Net investment income (loss)	.15%I	.20%	.47%	.33%	.42%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$56,380	$45,920	$30,044	$34,314	$31,596	$30,576
Portfolio turnover rateJ	37%I	81%	63%	44%	49%	288%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.66%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.34	$14.55	$15.67	$14.22	$12.75	$9.70
Income from Investment Operations
Net investment income (loss)A	(.03)	(.05)	–B	(.02)	–B	.06
Net realized and unrealized gain (loss)	3.45	3.84	(1.08)	1.51C	1.48	3.03
Total from investment operations	3.42	3.79	(1.08)	1.49	1.48	3.09
Distributions from net investment income	–	–B	(.03)	(.04)	(.01)	(.04)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	–	–B	(.04)	(.04)	(.01)	(.04)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$21.76	$18.34	$14.55	$15.67	$14.22	$12.75
Total ReturnD,E,F	18.65%	26.06%	(6.88)%	10.45%C	11.65%	31.98%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.88%I	1.87%	1.90%	1.90%	1.94%	2.03%
Expenses net of fee waivers, if any	1.87%I	1.87%	1.90%	1.90%	1.94%	2.03%
Expenses net of all reductions	1.87%I	1.87%	1.89%	1.90%	1.93%	1.96%
Net investment income (loss)	(.33)%I	(.27)%	.02%	(.12)%	(.03)%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$126,229	$92,593	$47,505	$50,206	$36,740	$29,897
Portfolio turnover rateJ	37%I	81%	63%	44%	49%	288%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.13%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.11	$15.84	$16.94	$15.34	$13.73	$10.42
Income from Investment Operations
Net investment income (loss)A	.07	.14	.17	.15	.15	.20
Net realized and unrealized gain (loss)	3.81	4.19	(1.17)	1.62B	1.60	3.25
Total from investment operations	3.88	4.33	(1.00)	1.77	1.75	3.45
Distributions from net investment income	(.13)	(.06)	(.09)	(.17)	(.13)	(.14)
Distributions from net realized gain	(.01)	–	(.01)	–	(.01)	–
Total distributions	(.14)	(.06)	(.10)	(.17)	(.14)	(.14)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$23.85	$20.11	$15.84	$16.94	$15.34	$13.73
Total ReturnD,E	19.33%	27.36%	(5.89)%	11.61%B	12.85%	33.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.84%	.85%	.84%	.87%	.96%
Expenses net of fee waivers, if any	.85%H	.84%	.85%	.84%	.87%	.96%
Expenses net of all reductions	.84%H	.83%	.84%	.84%	.86%	.88%
Net investment income (loss)	.70%H	.76%	1.07%	.94%	1.04%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$159,596	$96,789	$20,588	$42,443	$16,164	$9,275
Portfolio turnover rateI	37%H	81%	63%	44%	49%	288%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 11.29%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Health Care Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
UnitedHealth Group, Inc.	8.6
Becton, Dickinson & Co.	6.7
Amgen, Inc.	6.5
Boston Scientific Corp.	4.6
Humana, Inc.	4.5
Cigna Corp.	4.0
Biogen, Inc.	3.0
Intuitive Surgical, Inc.	2.6
Roche Holding AG (participation certificate)	2.4
Vertex Pharmaceuticals, Inc.	2.3
45.2

Top Industries (% of fund's net assets)

As of January 31, 2018
Biotechnology	32.1%
Health Care Equipment & Supplies	23.0%
Health Care Providers & Services	20.8%
Pharmaceuticals	14.7%
Health Care Technology	4.2%
All Others*	5.2%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Health Care Fund

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Biotechnology - 31.9%
Biotechnology - 31.9%
Abeona Therapeutics, Inc. (a)(b)	529,300	$8,071,825
Ablynx NV (a)(b)	800,000	43,543,641
AC Immune SA (a)	400,000	5,344,000
Acceleron Pharma, Inc. (a)	227,200	9,431,072
Acorda Therapeutics, Inc. (a)	363,600	9,435,420
Alexion Pharmaceuticals, Inc. (a)	485,000	57,870,200
Alnylam Pharmaceuticals, Inc. (a)	260,000	33,794,800
Amgen, Inc.	1,010,000	187,910,500
Amicus Therapeutics, Inc. (a)	140,000	2,270,800
AnaptysBio, Inc.	190,000	20,024,100
Argenx SE ADR	160,000	12,412,800
Ascendis Pharma A/S sponsored ADR (a)	400,000	20,388,000
Atara Biotherapeutics, Inc. (a)	365,000	13,797,000
Audentes Therapeutics, Inc. (a)	280,000	9,828,000
BeiGene Ltd. ADR (a)	200,000	27,150,000
Biogen, Inc. (a)	250,000	86,952,500
BioMarin Pharmaceutical, Inc. (a)	200,000	18,046,000
bluebird bio, Inc. (a)	89,320	18,301,668
Blueprint Medicines Corp. (a)	360,300	28,337,595
Cellectis SA sponsored ADR (a)	229,000	7,204,340
Clovis Oncology, Inc. (a)	130,000	7,865,000
Coherus BioSciences, Inc. (a)	550,000	5,555,000
Curis, Inc. (a)	298,179	184,006
CytomX Therapeutics, Inc. (a)	158,600	4,242,550
Five Prime Therapeutics, Inc. (a)	188,369	3,767,380
Global Blood Therapeutics, Inc. (a)	121,281	7,022,170
GlycoMimetics, Inc. (a)(b)	311,699	7,010,111
Heron Therapeutics, Inc. (a)	286,700	6,207,055
Incyte Corp. (a)	60,000	5,417,400
Insmed, Inc. (a)	1,026,600	26,116,704
Intercept Pharmaceuticals, Inc. (a)(b)	101,744	6,318,302
La Jolla Pharmaceutical Co. (a)	174,681	5,984,571
Loxo Oncology, Inc. (a)	140,000	14,205,800
Neurocrine Biosciences, Inc. (a)	430,000	36,752,100
Prothena Corp. PLC (a)(b)	19,100	798,380
Sarepta Therapeutics, Inc. (a)(b)	560,000	36,702,400
Spark Therapeutics, Inc. (a)(b)	300,000	16,815,000
TESARO, Inc. (a)(b)	360,000	24,285,600
uniQure B.V. (a)	188,182	3,481,367
Vertex Pharmaceuticals, Inc. (a)	400,000	66,748,000
Xencor, Inc. (a)	440,000	10,014,400
Zai Lab Ltd. ADR (b)	260,408	7,020,600
		922,628,157
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	188,135	5,010,035
Diversified Financial Services - 0.3%
Other Diversified Financial Services - 0.3%
RPI International Holdings LP (a)(c)(d)	61,683	8,513,179
Food & Staples Retailing - 1.6%
Drug Retail - 1.6%
CVS Health Corp.	570,000	44,853,300
Health Care Equipment & Supplies - 22.2%
Health Care Equipment - 21.7%
Atricure, Inc. (a)	650,000	10,601,500
Baxter International, Inc.	200,000	14,406,000
Becton, Dickinson & Co.	800,000	194,352,000
Boston Scientific Corp. (a)	4,770,000	133,369,200
Danaher Corp.	300,000	30,384,000
DexCom, Inc. (a)(b)	410,400	23,885,280
Fisher & Paykel Healthcare Corp.	900,000	8,854,454
Insulet Corp. (a)	470,000	35,969,100
Integra LifeSciences Holdings Corp. (a)	583,900	30,748,174
Intuitive Surgical, Inc. (a)	177,000	76,405,590
Medtronic PLC	70,000	6,012,300
Penumbra, Inc. (a)	288,000	28,684,800
Stryker Corp.	40,000	6,575,200
Wright Medical Group NV (a)	1,200,000	27,300,000
		627,547,598
Health Care Supplies - 0.5%
Dentsply Sirona, Inc.	220,000	13,378,200

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		640,925,798

Health Care Providers & Services - 20.7%
Health Care Distributors & Services - 0.9%
Amplifon SpA	460,000	8,172,627
EBOS Group Ltd.	1,274,589	17,273,881
		25,446,508
Health Care Facilities - 1.4%
HCA Holdings, Inc.	400,000	40,464,000
Health Care Services - 1.2%
G1 Therapeutics, Inc.	314,000	7,507,740
Premier, Inc. (a)	440,000	14,278,000
United Drug PLC (United Kingdom)	1,100,000	12,814,856
		34,600,596
Managed Health Care - 17.2%
Aetna, Inc.	14,300	2,671,526
Cigna Corp.	560,000	116,676,000
Humana, Inc.	464,000	130,769,120
UnitedHealth Group, Inc.	1,050,000	248,619,001
		498,735,647

TOTAL HEALTH CARE PROVIDERS & SERVICES		599,246,751

Health Care Technology - 4.2%
Health Care Technology - 4.2%
athenahealth, Inc. (a)	116,000	14,535,960
Castlight Health, Inc. (a)	336,800	1,246,160
Castlight Health, Inc. Class B (a)	447,600	1,656,120
Cerner Corp. (a)	800,000	55,304,000
Medidata Solutions, Inc. (a)	170,000	11,578,700
Teladoc, Inc. (a)(b)	1,000,000	37,400,000
		121,720,940
Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
Benefitfocus, Inc. (a)(b)	700,000	17,640,000
Life Sciences Tools & Services - 1.2%
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	300,000	22,029,000
Lonza Group AG	44,000	12,239,162
		34,268,162
Pharmaceuticals - 14.7%
Pharmaceuticals - 14.7%
Allergan PLC	228,389	41,169,401
AstraZeneca PLC (United Kingdom)	770,000	53,448,216
Avexis, Inc. (a)	50,000	6,186,500
Bristol-Myers Squibb Co.	970,000	60,722,000
CymaBay Therapeutics, Inc. (a)	715,900	8,533,528
Dechra Pharmaceuticals PLC	830,100	28,286,820
Eisai Co. Ltd.	130,000	7,398,422
Impax Laboratories, Inc. (a)	91,000	1,769,950
Indivior PLC (a)	2,600,000	14,866,113
Jazz Pharmaceuticals PLC (a)	67,653	9,859,748
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,770,000	21,303,158
Mallinckrodt PLC (a)	81,600	1,473,696
Mylan NV (a)	330,200	14,149,070
MyoKardia, Inc. (a)	77,100	3,978,360
Nektar Therapeutics (a)	460,000	38,460,600
Roche Holding AG (participation certificate)	280,000	69,180,804
The Medicines Company (a)	418,893	13,877,925
TherapeuticsMD, Inc. (a)(b)	1,280,000	7,526,400
Theravance Biopharma, Inc. (a)(b)	526,013	13,907,784
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	2,399,894	8,704,615
		424,803,110
TOTAL COMMON STOCKS
(Cost $2,013,908,603)		2,819,609,432

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 0.5%
Biotechnology - 0.2%
Biotechnology - 0.2%
BioNTech AG Series A (c)(d)	27,793	6,298,453
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)(d)	322,145	2,042,399
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc. Series C (c)(d)	1,003,280	2,277,446
Textiles, Apparel & Luxury Goods - 0.1%
Textiles - 0.1%
Harmony Biosciences II, Inc. Series A (c)(d)	4,262,580	4,262,580

TOTAL CONVERTIBLE PREFERRED STOCKS		14,880,878

Nonconvertible Preferred Stocks - 0.8%
Health Care Equipment & Supplies - 0.8%
Health Care Equipment - 0.8%
Sartorius AG (non-vtg.)	190,000	22,704,846
TOTAL PREFERRED STOCKS
(Cost $29,455,763)		37,585,724

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 1.39% (e)	70,889,447	70,903,625
Fidelity Securities Lending Cash Central Fund 1.40% (e)(f)	112,266,599	112,277,825
TOTAL MONEY MARKET FUNDS
(Cost $183,178,743)		183,181,450
TOTAL INVESTMENT IN SECURITIES - 105.2%
(Cost $2,226,543,109)		3,040,376,606
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(151,185,085)
NET ASSETS - 100%		$2,889,191,521

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,394,057 or 0.8% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,121,583
BioNTech AG Series A	12/29/17	$6,086,907
Harmony Biosciences II, Inc. Series A	9/22/17	$4,262,580
Outset Medical, Inc. Series C	4/19/17	$2,600,000
RPI International Holdings LP	5/21/15 - 3/23/16	$8,207,868

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$314,530
Fidelity Securities Lending Cash Central Fund	424,738
Total	$739,268

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,819,609,432	$2,681,068,811	$130,027,442	$8,513,179
Preferred Stocks	37,585,724	22,704,846	--	14,880,878
Money Market Funds	183,181,450	183,181,450	--	--
Total Investments in Securities:	$3,040,376,606	$2,886,955,107	$130,027,442	$23,394,057

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.2%
United Kingdom	3.3%
Switzerland	3.0%
Ireland	2.4%
Cayman Islands	1.6%
Netherlands	1.5%
Belgium	1.5%
China	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Health Care Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $108,270,818) — See accompanying schedule: Unaffiliated issuers (cost $2,043,364,366)	$2,857,195,156
Fidelity Central Funds (cost $183,178,743)	183,181,450
Total Investment in Securities (cost $2,226,543,109)		$3,040,376,606
Foreign currency held at value (cost $6,298,458)		6,298,458
Receivable for investments sold		23,899,866
Receivable for fund shares sold		4,350,807
Dividends receivable		1,094,805
Distributions receivable from Fidelity Central Funds		163,131
Prepaid expenses		10,746
Other receivables		58,045
Total assets		3,076,252,464
Liabilities
Payable for investments purchased	$65,874,644
Payable for fund shares redeemed	6,039,313
Accrued management fee	1,278,361
Distribution and service plan fees payable	828,954
Other affiliated payables	495,507
Other payables and accrued expenses	270,197
Collateral on securities loaned	112,273,967
Total liabilities		187,060,943
Net Assets		$2,889,191,521
Net Assets consist of:
Paid in capital		$2,104,111,509
Accumulated net investment loss		(3,999,224)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,766,832)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		813,846,068
Net Assets		$2,889,191,521
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($920,241,977 ÷ 19,858,189 shares)		$46.34
Maximum offering price per share (100/94.25 of $46.34)		$49.17
Class M:
Net Asset Value and redemption price per share ($280,594,033 ÷ 6,465,200 shares)		$43.40
Maximum offering price per share (100/96.50 of $43.40)		$44.97
Class C:
Net Asset Value and offering price per share ($644,157,262 ÷ 17,267,380 shares)(a)		$37.30
Class I:
Net Asset Value, offering price and redemption price per share ($1,044,198,249 ÷ 20,781,430 shares)		$50.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$10,824,582
Income from Fidelity Central Funds (including $424,738 from security lending)		739,268
Total income		11,563,850
Expenses
Management fee	$7,374,024
Transfer agent fees	2,613,139
Distribution and service plan fees	4,837,010
Accounting and security lending fees	409,774
Custodian fees and expenses	34,702
Independent trustees' fees and expenses	29,425
Registration fees	76,615
Audit	26,676
Legal	21,056
Miscellaneous	245,146
Total expenses before reductions	15,667,567
Expense reductions	(104,510)	15,563,057
Net investment income (loss)		(3,999,207)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,124,489
Fidelity Central Funds	(86)
Foreign currency transactions	(34,327)
Total net realized gain (loss)		40,090,076
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	243,831,707
Fidelity Central Funds	(1,191)
Assets and liabilities in foreign currencies	11,605
Total change in net unrealized appreciation (depreciation)		243,842,121
Net gain (loss)		283,932,197
Net increase (decrease) in net assets resulting from operations		$279,932,990

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,999,207)	$(5,993,802)
Net realized gain (loss)	40,090,076	38,032,674
Change in net unrealized appreciation (depreciation)	243,842,121	178,567,888
Net increase (decrease) in net assets resulting from operations	279,932,990	210,606,760
Distributions to shareholders from net realized gain	(585,048)	–
Share transactions - net increase (decrease)	(65,660,627)	(342,516,356)
Redemption fees	–	20,759
Total increase (decrease) in net assets	213,687,315	(131,888,837)
Net Assets
Beginning of period	2,675,504,206	2,807,393,043
End of period	$2,889,191,521	$2,675,504,206
Other Information
Accumulated net investment loss end of period	$(3,999,224)	$(17)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Health Care Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.85	$38.23	$45.17	$37.72	$31.29	$24.35
Income from Investment Operations
Net investment income (loss)A	(.04)	(.04)	(.09)	(.19)	(.18)	–B
Net realized and unrealized gain (loss)	4.53	3.66	(4.30)	12.03	10.13	9.53
Total from investment operations	4.49	3.62	(4.39)	11.84	9.95	9.53
Distributions from net realized gain	–	–	(2.55)	(4.39)	(3.52)	(2.59)
Total distributions	–	–	(2.55)	(4.39)	(3.52)	(2.59)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$46.34	$41.85	$38.23	$45.17	$37.72	$31.29
Total ReturnC,D,E	10.73%	9.47%	(9.82)%	34.07%	34.79%	42.77%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%H	1.04%	1.04%	1.04%	1.08%	1.14%
Expenses net of fee waivers, if any	1.05%H	1.04%	1.04%	1.04%	1.08%	1.14%
Expenses net of all reductions	1.04%H	1.04%	1.04%	1.04%	1.07%	1.13%
Net investment income (loss)	(.19)%H	(.10)%	(.25)%	(.45)%	(.54)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$920,242	$875,176	$1,159,614	$1,374,654	$613,995	$365,416
Portfolio turnover rateI	84%H	64%	67%	80%	111%	92%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$39.25	$35.95	$42.68	$35.87	$29.91	$23.42
Income from Investment Operations
Net investment income (loss)A	(.09)	(.13)	(.18)	(.28)	(.26)	(.07)
Net realized and unrealized gain (loss)	4.24	3.43	(4.06)	11.39	9.67	9.13
Total from investment operations	4.15	3.30	(4.24)	11.11	9.41	9.06
Distributions from net realized gain	–	–	(2.49)	(4.30)	(3.45)	(2.57)
Total distributions	–	–	(2.49)	(4.30)	(3.45)	(2.57)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$43.40	$39.25	$35.95	$42.68	$35.87	$29.91
Total ReturnC,D,E	10.57%	9.18%	(10.05)%	33.69%	34.49%	42.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.32%H	1.31%	1.31%	1.31%	1.34%	1.39%
Expenses net of fee waivers, if any	1.32%H	1.31%	1.31%	1.31%	1.34%	1.39%
Expenses net of all reductions	1.31%H	1.31%	1.31%	1.30%	1.34%	1.38%
Net investment income (loss)	(.46)%H	(.37)%	(.52)%	(.72)%	(.80)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$280,594	$269,332	$293,556	$348,886	$216,973	$158,611
Portfolio turnover rateI	84%H	64%	67%	80%	111%	92%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$33.82	$31.12	$37.45	$32.03	$27.11	$21.51
Income from Investment Operations
Net investment income (loss)A	(.16)	(.26)	(.30)	(.41)	(.38)	(.17)
Net realized and unrealized gain (loss)	3.64	2.96	(3.57)	10.05	8.68	8.31
Total from investment operations	3.48	2.70	(3.87)	9.64	8.30	8.14
Distributions from net realized gain	–	–	(2.46)	(4.22)	(3.38)	(2.54)
Total distributions	–	–	(2.46)	(4.22)	(3.38)	(2.54)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$37.30	$33.82	$31.12	$37.45	$32.03	$27.11
Total ReturnC,D,E	10.29%	8.68%	(10.50)%	33.04%	33.83%	41.74%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.80%H	1.79%	1.79%	1.79%	1.83%	1.87%
Expenses net of fee waivers, if any	1.80%H	1.79%	1.79%	1.79%	1.83%	1.87%
Expenses net of all reductions	1.79%H	1.79%	1.79%	1.79%	1.82%	1.85%
Net investment income (loss)	(.94)%H	(.85)%	(1.00)%	(1.20)%	(1.29)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$644,157	$619,991	$695,374	$761,070	$257,859	$125,965
Portfolio turnover rateI	84%H	64%	67%	80%	111%	92%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$45.35	$41.31	$48.53	$40.22	$33.12	$25.60
Income from Investment Operations
Net investment income (loss)A	.02	.07	–B	(.09)	(.10)	.07
Net realized and unrealized gain (loss)	4.91	3.97	(4.62)	12.88	10.80	10.07
Total from investment operations	4.93	4.04	(4.62)	12.79	10.70	10.14
Distributions from net realized gain	(.03)	–	(2.60)	(4.48)	(3.60)	(2.62)
Total distributions	(.03)	–	(2.60)	(4.48)	(3.60)	(2.62)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$50.25	$45.35	$41.31	$48.53	$40.22	$33.12
Total ReturnC,D	10.87%	9.78%	(9.60)%	34.40%	35.21%	43.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G	.78%	.78%	.79%	.81%	.87%
Expenses net of fee waivers, if any	.79%G	.78%	.78%	.79%	.81%	.87%
Expenses net of all reductions	.78%G	.78%	.78%	.78%	.81%	.85%
Net investment income (loss)	.07%G	.16%	.01%	(.20)%	(.27)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$1,044,198	$911,005	$658,848	$832,415	$292,654	$74,417
Portfolio turnover rateH	84%G	64%	67%	80%	111%	92%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Industrials Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
United Technologies Corp.	6.5
Honeywell International, Inc.	5.0
Northrop Grumman Corp.	4.8
General Dynamics Corp.	3.8
Caterpillar, Inc.	3.3
The Boeing Co.	3.0
Raytheon Co.	2.9
Union Pacific Corp.	2.8
Fortive Corp.	2.6
Ingersoll-Rand PLC	2.6
37.3

Top Industries (% of fund's net assets)

As of January 31, 2018
Aerospace & Defense	27.7%
Machinery	21.2%
Road & Rail	8.4%
Industrial Conglomerates	8.1%
Electrical Equipment	5.5%
All Others*	29.1%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Industrials Fund

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Aerospace & Defense - 27.7%
Aerospace & Defense - 27.7%
Astronics Corp. (a)	94,066	$4,195,344
Axon Enterprise, Inc. (a)	178,500	4,723,110
Bombardier, Inc. Class B (sub. vtg.) (a)	1,786,200	5,053,639
Elbit Systems Ltd.	27,000	4,044,330
General Dynamics Corp.	160,362	35,677,338
Huntington Ingalls Industries, Inc.	32,100	7,625,034
Moog, Inc. Class A (a)	16,900	1,522,014
Northrop Grumman Corp.	131,700	44,847,801
Raytheon Co.	129,000	26,953,260
Spirit AeroSystems Holdings, Inc. Class A	93,400	9,560,424
Teledyne Technologies, Inc. (a)	80,965	15,457,838
The Boeing Co.	78,300	27,747,171
TransDigm Group, Inc.	30,700	9,729,137
United Technologies Corp.	435,851	60,151,795
		257,288,235
Air Freight & Logistics - 4.2%
Air Freight & Logistics - 4.2%
Air Transport Services Group, Inc. (a)	115,500	2,871,330
FedEx Corp.	91,100	23,911,928
XPO Logistics, Inc. (a)	133,500	12,607,740
		39,390,998
Airlines - 5.0%
Airlines - 5.0%
Allegiant Travel Co.	33,100	5,271,175
Delta Air Lines, Inc.	331,100	18,796,547
Southwest Airlines Co.	259,100	15,753,280
Spirit Airlines, Inc. (a)	160,000	6,739,200
		46,560,202
Building Products - 4.4%
Building Products - 4.4%
A.O. Smith Corp.	107,884	7,204,494
Fortune Brands Home & Security, Inc.	109,200	7,745,556
Johnson Controls International PLC	339,300	13,276,809
Masco Corp.	292,200	13,049,652
		41,276,511
Commercial Services & Supplies - 2.8%
Diversified Support Services - 1.7%
Cintas Corp.	57,300	9,652,185
KAR Auction Services, Inc.	120,300	6,561,162
		16,213,347
Environmental & Facility Services - 1.1%
Waste Connection, Inc. (United States)	140,600	10,097,892

TOTAL COMMERCIAL SERVICES & SUPPLIES		26,311,239

Construction & Engineering - 5.3%
Construction & Engineering - 5.3%
AECOM (a)	219,721	8,593,288
Dycom Industries, Inc. (a)	46,600	5,438,686
Fluor Corp.	193,000	11,715,100
Jacobs Engineering Group, Inc.	170,100	11,815,146
KBR, Inc.	502,800	10,226,952
MasTec, Inc. (a)	22,000	1,174,800
		48,963,972
Electrical Equipment - 5.5%
Electrical Components & Equipment - 5.3%
Acuity Brands, Inc.	36,300	5,606,172
AMETEK, Inc.	250,326	19,099,874
Fortive Corp.	319,466	24,285,805
		48,991,851
Heavy Electrical Equipment - 0.2%
TPI Composites, Inc. (a)	98,000	1,967,840

TOTAL ELECTRICAL EQUIPMENT		50,959,691

Electronic Equipment & Components - 0.8%
Electronic Equipment & Instruments - 0.8%
ADT, Inc. (a)	558,800	6,973,824
Household Durables - 0.3%
Homebuilding - 0.3%
Lennar Corp. Class A	37,000	2,318,420
Industrial Conglomerates - 8.1%
Industrial Conglomerates - 8.1%
General Electric Co.	989,348	15,997,757
Honeywell International, Inc.	291,633	46,565,041
ITT, Inc.	230,000	12,880,000
		75,442,798
Machinery - 21.2%
Agricultural & Farm Machinery - 1.7%
Deere & Co.	92,300	15,360,566
Construction Machinery & Heavy Trucks - 7.7%
Allison Transmission Holdings, Inc.	457,400	20,235,376
Caterpillar, Inc.	187,000	30,439,860
WABCO Holdings, Inc. (a)	107,400	16,581,486
Wabtec Corp. (b)	54,300	4,400,472
		71,657,194
Industrial Machinery - 11.8%
Flowserve Corp.	196,600	8,909,912
Gardner Denver Holdings, Inc.	367,100	12,694,318
IDEX Corp.	54,429	7,809,473
Ingersoll-Rand PLC	253,100	23,950,853
Lincoln Electric Holdings, Inc.	62,400	6,088,368
Nordson Corp.	33,700	4,843,364
Parker Hannifin Corp.	93,600	18,852,912
Snap-On, Inc.	118,800	20,351,628
Xylem, Inc.	85,000	6,142,100
		109,642,928

TOTAL MACHINERY		196,660,688

Professional Services - 3.1%
Human Resource & Employment Services - 0.8%
Robert Half International, Inc.	124,400	7,200,272
Research & Consulting Services - 2.3%
IHS Markit Ltd. (a)	445,200	21,249,396

TOTAL PROFESSIONAL SERVICES		28,449,668

Road & Rail - 8.4%
Railroads - 6.8%
CSX Corp.	316,000	17,939,320
Genesee & Wyoming, Inc. Class A (a)	31,262	2,496,271
Norfolk Southern Corp.	111,600	16,838,208
Union Pacific Corp.	197,300	26,339,550
		63,613,349
Trucking - 1.6%
J.B. Hunt Transport Services, Inc.	61,484	7,429,112
Old Dominion Freight Lines, Inc.	50,900	7,454,305
		14,883,417

TOTAL ROAD & RAIL		78,496,766

Specialty Retail - 0.8%
Home Improvement Retail - 0.8%
Lowe's Companies, Inc.	70,400	7,372,992
Trading Companies & Distributors - 1.9%
Trading Companies & Distributors - 1.9%
Bunzl PLC	157,500	4,606,703
Univar, Inc. (a)	450,300	13,445,958
		18,052,661
Water Utilities - 0.3%
Water Utilities - 0.3%
AquaVenture Holdings Ltd. (a)	205,466	3,125,138
TOTAL COMMON STOCKS
(Cost $669,181,853)		927,643,803

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.39% (c)	10,866,984	10,869,158
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	4,566,935	4,567,392
TOTAL MONEY MARKET FUNDS
(Cost $15,436,550)		15,436,550
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $684,618,403)		943,080,353
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(13,436,659)
NET ASSETS - 100%		$929,643,694

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,812
Fidelity Securities Lending Cash Central Fund	11,943
Total	$54,755

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Industrials Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,395,123) — See accompanying schedule: Unaffiliated issuers (cost $669,181,853)	$927,643,803
Fidelity Central Funds (cost $15,436,550)	15,436,550
Total Investment in Securities (cost $684,618,403)		$943,080,353
Receivable for investments sold		5,463,897
Receivable for fund shares sold		960,198
Dividends receivable		559,593
Distributions receivable from Fidelity Central Funds		11,467
Prepaid expenses		3,293
Other receivables		9,163
Total assets		950,087,964
Liabilities
Payable for investments purchased	$12,582,365
Payable for fund shares redeemed	2,317,671
Accrued management fee	413,875
Distribution and service plan fees payable	234,331
Other affiliated payables	160,369
Other payables and accrued expenses	166,444
Collateral on securities loaned	4,569,215
Total liabilities		20,444,270
Net Assets		$929,643,694
Net Assets consist of:
Paid in capital		$634,338,965
Distributions in excess of net investment income		(531,137)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		37,373,916
Net unrealized appreciation (depreciation) on investments		258,461,950
Net Assets		$929,643,694
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($345,901,561 ÷ 7,878,478 shares)		$43.90
Maximum offering price per share (100/94.25 of $43.90)		$46.58
Class M:
Net Asset Value and redemption price per share ($87,649,979 ÷ 2,040,548 shares)		$42.95
Maximum offering price per share (100/96.50 of $42.95)		$44.51
Class C:
Net Asset Value and offering price per share ($152,842,083 ÷ 3,881,189 shares)(a)		$39.38
Class I:
Net Asset Value, offering price and redemption price per share ($343,250,071 ÷ 7,440,843 shares)		$46.13

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$5,436,541
Income from Fidelity Central Funds (including $11,943 from security lending)		54,755
Total income		5,491,296
Expenses
Management fee	$2,296,542
Transfer agent fees	801,745
Distribution and service plan fees	1,314,557
Accounting and security lending fees	146,047
Custodian fees and expenses	6,649
Independent trustees' fees and expenses	9,080
Registration fees	63,700
Audit	23,752
Legal	7,783
Miscellaneous	141,684
Total expenses before reductions	4,811,539
Expense reductions	(18,902)	4,792,637
Net investment income (loss)		698,659
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,471,281
Fidelity Central Funds	(1,785)
Foreign currency transactions	3,924
Total net realized gain (loss)		45,473,420
Change in net unrealized appreciation (depreciation) on investment securities		105,386,352
Net gain (loss)		150,859,772
Net increase (decrease) in net assets resulting from operations		$151,558,431

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$698,659	$3,272,070
Net realized gain (loss)	45,473,420	32,815,156
Change in net unrealized appreciation (depreciation)	105,386,352	43,945,008
Net increase (decrease) in net assets resulting from operations	151,558,431	80,032,234
Distributions to shareholders from net investment income	(2,288,171)	(2,760,974)
Distributions to shareholders from net realized gain	(23,731,438)	(36,711,218)
Total distributions	(26,019,609)	(39,472,192)
Share transactions - net increase (decrease)	(11,584,339)	171,262,093
Redemption fees	–	14,879
Total increase (decrease) in net assets	113,954,483	211,837,014
Net Assets
Beginning of period	815,689,211	603,852,197
End of period	$929,643,694	$815,689,211
Other Information
Undistributed net investment income end of period	$–	$1,058,375
Distributions in excess of net investment income end of period	$(531,137)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Industrials Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$37.89	$35.52	$37.06	$36.92	$34.50	$26.18
Income from Investment Operations
Net investment income (loss)A	.04	.19	.15	.17	.13	.23
Net realized and unrealized gain (loss)	7.24	4.24	1.34	2.76	4.01	8.33
Total from investment operations	7.28	4.43	1.49	2.93	4.14	8.56
Distributions from net investment income	(.10)	(.16)	(.14)	(.11)	(.15)	(.24)
Distributions from net realized gain	(1.17)	(1.90)	(2.89)	(2.68)	(1.58)	–
Total distributions	(1.27)	(2.06)	(3.03)	(2.79)	(1.72)B	(.24)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$43.90	$37.89	$35.52	$37.06	$36.92	$34.50
Total ReturnD,E,F	19.45%	12.62%	5.04%	8.17%	12.52%	32.92%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.08%I	1.06%	1.06%	1.06%	1.09%	1.11%
Expenses net of fee waivers, if any	1.08%I	1.06%	1.06%	1.06%	1.09%	1.11%
Expenses net of all reductions	1.07%I	1.06%	1.06%	1.06%	1.09%	1.11%
Net investment income (loss)	.22%I	.53%	.45%	.46%	.37%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$345,902	$309,204	$279,055	$333,405	$378,826	$271,512
Portfolio turnover rateJ	70%I	57%	53%	70%	57%	78%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.72 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $1.577 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$37.03	$34.77	$36.35	$36.29	$33.93	$25.75
Income from Investment Operations
Net investment income (loss)A	(.01)	.10	.06	.07	.04	.15
Net realized and unrealized gain (loss)	7.08	4.14	1.31	2.71	3.95	8.20
Total from investment operations	7.07	4.24	1.37	2.78	3.99	8.35
Distributions from net investment income	–	(.08)	(.06)	(.05)	(.06)	(.17)
Distributions from net realized gain	(1.15)	(1.90)	(2.89)	(2.67)	(1.58)	–
Total distributions	(1.15)	(1.98)	(2.95)	(2.72)	(1.63)B	(.17)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$42.95	$37.03	$34.77	$36.35	$36.29	$33.93
Total ReturnD,E,F	19.31%	12.33%	4.74%	7.88%	12.27%	32.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.34%I	1.32%	1.33%	1.33%	1.33%	1.37%
Expenses net of fee waivers, if any	1.34%I	1.32%	1.33%	1.32%	1.33%	1.37%
Expenses net of all reductions	1.33%I	1.32%	1.32%	1.32%	1.33%	1.36%
Net investment income (loss)	(.04)%I	.27%	.19%	.20%	.12%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$87,650	$87,253	$79,196	$88,116	$90,509	$79,172
Portfolio turnover rateJ	70%I	57%	53%	70%	57%	78%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.63 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $1.577 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$34.09	$32.24	$34.02	$34.13	$32.08	$24.38
Income from Investment Operations
Net investment income (loss)A	(.10)	(.08)	(.09)	(.10)	(.13)	.01
Net realized and unrealized gain (loss)	6.51	3.83	1.20	2.54	3.73	7.75
Total from investment operations	6.41	3.75	1.11	2.44	3.60	7.76
Distributions from net investment income	–	–	–	–	–	(.06)
Distributions from net realized gain	(1.12)	(1.90)	(2.89)	(2.55)	(1.55)	–
Total distributions	(1.12)	(1.90)	(2.89)	(2.55)	(1.55)	(.06)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$39.38	$34.09	$32.24	$34.02	$34.13	$32.08
Total ReturnC,D,E	19.02%	11.76%	4.25%	7.36%	11.71%	31.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.84%H	1.82%	1.82%	1.82%	1.83%	1.87%
Expenses net of fee waivers, if any	1.83%H	1.82%	1.82%	1.82%	1.83%	1.87%
Expenses net of all reductions	1.83%H	1.81%	1.81%	1.81%	1.83%	1.86%
Net investment income (loss)	(.53)%H	(.23)%	(.30)%	(.30)%	(.38)%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$152,842	$134,505	$112,425	$141,494	$147,749	$89,893
Portfolio turnover rateI	70%H	57%	53%	70%	57%	78%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$39.80	$37.21	$38.67	$38.42	$35.83	$27.18
Income from Investment Operations
Net investment income (loss)A	.10	.31	.25	.28	.25	.33
Net realized and unrealized gain (loss)	7.61	4.44	1.42	2.87	4.16	8.64
Total from investment operations	7.71	4.75	1.67	3.15	4.41	8.97
Distributions from net investment income	(.21)	(.25)	(.24)	(.22)	(.24)	(.32)
Distributions from net realized gain	(1.17)	(1.90)	(2.89)	(2.68)	(1.58)	–
Total distributions	(1.38)	(2.16)B	(3.13)	(2.90)	(1.82)	(.32)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$46.13	$39.80	$37.21	$38.67	$38.42	$35.83
Total ReturnD,E	19.62%	12.91%	5.33%	8.45%	12.82%	33.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.80%	.80%	.80%	.81%	.84%
Expenses net of fee waivers, if any	.81%H	.80%	.80%	.80%	.81%	.84%
Expenses net of all reductions	.81%H	.80%	.79%	.79%	.81%	.83%
Net investment income (loss)	.49%H	.79%	.72%	.72%	.64%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$343,250	$284,727	$133,176	$207,462	$242,772	$84,780
Portfolio turnover rateI	70%H	57%	53%	70%	57%	78%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.16 per share is comprised of distributions from net investment income of $0.254 and distributions from net realized gain of $1.901 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Semiconductors Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Intel Corp.	18.2
Broadcom Ltd.	10.2
Qualcomm, Inc.	8.4
Analog Devices, Inc.	6.8
Micron Technology, Inc.	6.0
NVIDIA Corp.	5.0
Marvell Technology Group Ltd.	4.9
Cavium, Inc.	3.0
ON Semiconductor Corp.	2.7
Microchip Technology, Inc.	2.5
67.7

Top Industries (% of fund's net assets)

As of January 31, 2018
Semiconductors & Semiconductor Equipment	84.7%
Technology Hardware, Storage & Peripherals	3.3%
Electronic Equipment & Components	3.2%
Communications Equipment	2.1%
Internet Software & Services	1.8%
All Others*	4.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Semiconductors Fund

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Communications Equipment - 2.1%
Communications Equipment - 2.1%
F5 Networks, Inc. (a)	7,400	$1,069,596
Finisar Corp. (a)	57,300	1,029,108
Infinera Corp. (a)	71,404	461,984
Quantenna Communications, Inc. (a)	265,544	3,653,885
		6,214,573
Diversified Telecommunication Services - 0.2%
Alternative Carriers - 0.2%
CenturyLink, Inc.	33,600	598,416
Electronic Equipment & Components - 3.2%
Electronic Equipment & Instruments - 0.1%
ADT, Inc. (a)	29,200	364,416
Electronic Manufacturing Services - 2.2%
Benchmark Electronics, Inc. (a)	15,000	434,250
Celestica, Inc. (a)	54,900	554,490
Flextronics International Ltd. (a)	24,500	441,245
Jabil, Inc.	121,576	3,091,678
Plexus Corp. (a)	2,700	161,325
TTM Technologies, Inc. (a)	118,100	1,947,469
		6,630,457
Technology Distributors - 0.9%
Avnet, Inc.	59,700	2,537,250

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		9,532,123

Internet Software & Services - 1.8%
Internet Software & Services - 1.8%
Alphabet, Inc. Class A (a)	4,610	5,450,034
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
EVERTEC, Inc.	66,500	1,040,725
Semiconductors & Semiconductor Equipment - 84.6%
Semiconductor Equipment - 2.4%
Amkor Technology, Inc. (a)	37,800	380,268
Applied Materials, Inc.	25,400	1,362,202
Experi Corp.	51,800	1,162,910
Lam Research Corp.	7,781	1,490,217
PDF Solutions, Inc. (a)	60,795	831,676
Xcerra Corp. (a)	196,600	1,962,068
		7,189,341
Semiconductors - 82.2%
Acacia Communications, Inc. (a)(b)	49,100	1,812,281
Advanced Micro Devices, Inc. (a)(b)	42,600	585,324
Alpha & Omega Semiconductor Ltd. (a)	52,400	879,796
Analog Devices, Inc.	217,470	19,981,144
Broadcom Ltd.	122,000	30,259,660
Cavium, Inc. (a)	98,791	8,770,665
Cirrus Logic, Inc. (a)	39,300	1,948,101
Cree, Inc. (a)	43,000	1,483,930
Cypress Semiconductor Corp.	129,200	2,233,868
Inphi Corp. (a)(b)	121,638	3,633,327
Integrated Device Technology, Inc. (a)	39,700	1,187,030
Intel Corp.	1,120,675	53,949,290
Lattice Semiconductor Corp. (a)	30,152	196,290
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	180,700	5,619,770
Marvell Technology Group Ltd.	627,800	14,646,574
Maxim Integrated Products, Inc.	77,622	4,734,942
MaxLinear, Inc. Class A (a)	164,764	4,249,264
Mellanox Technologies Ltd. (a)	2,100	136,395
Microchip Technology, Inc.	76,600	7,293,852
Micron Technology, Inc. (a)	406,412	17,768,333
NVIDIA Corp.	60,123	14,778,233
O2Micro International Ltd. sponsored ADR (a)	47,900	72,329
ON Semiconductor Corp. (a)	319,100	7,894,534
Qorvo, Inc. (a)	58,796	4,219,789
Qualcomm, Inc.	364,126	24,851,600
Sanken Electric Co. Ltd.	112,000	821,244
Semtech Corp. (a)	180,222	6,451,948
Sequans Communications SA ADR (a)(b)	57,100	100,496
Synaptics, Inc. (a)	27,900	1,209,186
United Microelectronics Corp. sponsored ADR (b)	156,000	380,640
Xilinx, Inc.	14,300	1,044,186
		243,194,021

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		250,383,362

Software - 0.4%
Application Software - 0.2%
Citrix Systems, Inc. (a)	6,100	565,836
Systems Software - 0.2%
Symantec Corp.	21,200	577,276

TOTAL SOFTWARE		1,143,112

Technology Hardware, Storage & Peripherals - 3.3%
Technology Hardware, Storage & Peripherals - 3.3%
Catcher Technology Co. Ltd.	13,000	148,803
Lenovo Group Ltd.	862,000	496,970
Samsung Electronics Co. Ltd.	2,615	6,098,762
Super Micro Computer, Inc. (a)	45,900	1,047,668
Western Digital Corp.	20,400	1,815,192
		9,607,395
TOTAL COMMON STOCKS
(Cost $216,111,261)		283,969,740
	Principal Amount	Value

Convertible Bonds - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
Synaptics, Inc. 0.5% 6/15/22 (Cost $318,967)(c)	350,000	329,929
	Shares	Value

Money Market Funds - 7.4%
Fidelity Cash Central Fund, 1.39% (d)	13,987,560	13,990,358
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	7,961,743	7,962,539
TOTAL MONEY MARKET FUNDS
(Cost $21,952,388)		21,952,897
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $238,382,616)		306,252,566
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(10,364,432)
NET ASSETS - 100%		$295,888,134

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $329,929 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,735
Fidelity Securities Lending Cash Central Fund	121,547
Total	$185,282

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$283,969,740	$283,148,496	$821,244	$--
Convertible Bonds	329,929	--	329,929	--
Money Market Funds	21,952,897	21,952,897	--	--
Total Investments in Securities:	$306,252,566	$305,101,393	$1,151,173	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.2%
Singapore	10.3%
Bermuda	5.2%
Korea (South)	2.1%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Semiconductors Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,748,316) — See accompanying schedule: Unaffiliated issuers (cost $216,430,228)	$284,299,669
Fidelity Central Funds (cost $21,952,388)	21,952,897
Total Investment in Securities (cost $238,382,616)		$306,252,566
Foreign currency held at value (cost $2)		2
Receivable for investments sold		2,783,711
Receivable for fund shares sold		507,020
Dividends receivable		18,561
Interest receivable		224
Distributions receivable from Fidelity Central Funds		32,505
Prepaid expenses		885
Other receivables		6,941
Total assets		309,602,415
Liabilities
Payable for investments purchased	$5,086,665
Payable for fund shares redeemed	333,056
Accrued management fee	130,663
Distribution and service plan fees payable	72,388
Other affiliated payables	55,847
Other payables and accrued expenses	73,787
Collateral on securities loaned	7,961,875
Total liabilities		13,714,281
Net Assets		$295,888,134
Net Assets consist of:
Paid in capital		$219,347,222
Accumulated net investment loss		(1,259,156)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,930,084
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		67,869,984
Net Assets		$295,888,134
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($89,345,577 ÷ 3,621,505 shares)		$24.67
Maximum offering price per share (100/94.25 of $24.67)		$26.18
Class M:
Net Asset Value and redemption price per share ($21,398,237 ÷ 902,545 shares)		$23.71
Maximum offering price per share (100/96.50 of $23.71)		$24.57
Class C:
Net Asset Value and offering price per share ($55,524,665 ÷ 2,567,659 shares)(a)		$21.62
Class I:
Net Asset Value, offering price and redemption price per share ($129,619,655 ÷ 5,008,409 shares)		$25.88

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$881,115
Interest		2,728
Income from Fidelity Central Funds (including $121,547 from security lending)		185,282
Total income		1,069,125
Expenses
Management fee	$689,215
Transfer agent fees	270,027
Distribution and service plan fees	387,099
Accounting and security lending fees	49,970
Custodian fees and expenses	17,376
Independent trustees' fees and expenses	2,632
Registration fees	65,528
Audit	24,387
Legal	2,425
Miscellaneous	39,186
Total expenses before reductions	1,547,845
Expense reductions	(12,070)	1,535,775
Net investment income (loss)		(466,650)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,843,612
Fidelity Central Funds	255
Foreign currency transactions	(2,052)
Total net realized gain (loss)		17,841,815
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	38,993,866
Assets and liabilities in foreign currencies	16
Total change in net unrealized appreciation (depreciation)		38,993,882
Net gain (loss)		56,835,697
Net increase (decrease) in net assets resulting from operations		$56,369,047

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(466,650)	$836,854
Net realized gain (loss)	17,841,815	23,781,922
Change in net unrealized appreciation (depreciation)	38,993,882	16,843,356
Net increase (decrease) in net assets resulting from operations	56,369,047	41,462,132
Distributions to shareholders from net investment income	(1,251,553)	(392,430)
Distributions to shareholders from net realized gain	(23,257,092)	(190,781)
Total distributions	(24,508,645)	(583,211)
Share transactions - net increase (decrease)	42,092,026	90,258,265
Redemption fees	32,649	17,812
Total increase (decrease) in net assets	73,985,077	131,154,998
Net Assets
Beginning of period	221,903,057	90,748,059
End of period	$295,888,134	$221,903,057
Other Information
Undistributed net investment income end of period	$–	$459,047
Accumulated net investment loss end of period	$(1,259,156)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Semiconductors Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.57	$16.50	$15.29	$13.86	$10.33	$8.45
Income from Investment Operations
Net investment income (loss)A	(.04)	.11	.09	.03	(.02)	(.01)
Net realized and unrealized gain (loss)	5.40	5.03	2.67	1.48	3.55	1.89
Total from investment operations	5.36	5.14	2.76	1.51	3.53	1.88
Distributions from net investment income	(.12)	(.05)	(.05)	(.01)	–	–
Distributions from net realized gain	(2.14)	(.02)	(1.49)	(.07)	–	–
Total distributions	(2.26)	(.07)	(1.55)B	(.08)	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$24.67	$21.57	$16.50	$15.29	$13.86	$10.33
Total ReturnD,E,F	25.37%	31.21%	20.46%	10.85%	34.17%	22.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.17%I	1.17%	1.31%	1.28%	1.84%	2.18%
Expenses net of fee waivers, if any	1.17%I	1.17%	1.31%	1.28%	1.40%	1.40%
Expenses net of all reductions	1.16%I	1.16%	1.28%	1.27%	1.39%	1.37%
Net investment income (loss)	(.32)%I	.55%	.61%	.20%	(.16)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$89,346	$72,040	$34,066	$38,237	$16,542	$5,833
Portfolio turnover rateJ	108%I	99%	185%	156%	156%	179%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.55 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $1.494 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.77	$15.91	$14.81	$13.45	$10.05	$8.24
Income from Investment Operations
Net investment income (loss)A	(.07)	.04	.04	(.02)	(.05)	(.03)
Net realized and unrealized gain (loss)	5.19	4.84	2.57	1.44	3.45	1.84
Total from investment operations	5.12	4.88	2.61	1.42	3.40	1.81
Distributions from net investment income	(.04)	–	(.04)	–	–	–
Distributions from net realized gain	(2.14)	(.02)	(1.47)	(.06)	–	–
Total distributions	(2.18)	(.02)	(1.51)	(.06)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.71	$20.77	$15.91	$14.81	$13.45	$10.05
Total ReturnC,D,E	25.21%	30.72%	20.01%	10.55%	33.83%	21.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.51%H	1.53%	1.65%	1.62%	2.19%	2.48%
Expenses net of fee waivers, if any	1.51%H	1.53%	1.65%	1.62%	1.65%	1.65%
Expenses net of all reductions	1.50%H	1.52%	1.62%	1.61%	1.64%	1.62%
Net investment income (loss)	(.66)%H	.20%	.27%	(.14)%	(.42)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$21,398	$16,127	$9,766	$10,826	$7,144	$3,756
Portfolio turnover rateI	108%H	99%	185%	156%	156%	179%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.10	$14.69	$13.80	$12.58	$9.44	$7.78
Income from Investment Operations
Net investment income (loss)A	(.11)	(.04)	(.02)	(.08)	(.10)	(.07)
Net realized and unrealized gain (loss)	4.76	4.47	2.37	1.34	3.24	1.73
Total from investment operations	4.65	4.43	2.35	1.26	3.14	1.66
Distributions from net investment income	–	–	(.02)	–	–	–
Distributions from net realized gain	(2.13)	(.02)	(1.44)	(.04)	–	–
Total distributions	(2.13)	(.02)	(1.46)	(.04)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.62	$19.10	$14.69	$13.80	$12.58	$9.44
Total ReturnC,D,E	24.88%	30.21%	19.48%	10.03%	33.26%	21.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.94%H	1.95%	2.08%	2.06%	2.60%	2.93%
Expenses net of fee waivers, if any	1.94%H	1.95%	2.08%	2.06%	2.15%	2.15%
Expenses net of all reductions	1.93%H	1.94%	2.05%	2.05%	2.14%	2.12%
Net investment income (loss)	(1.09)%H	(.23)%	(.16)%	(.58)%	(.91)%	(.82)%
Supplemental Data
Net assets, end of period (000 omitted)	$55,525	$42,684	$21,088	$20,864	$7,381	$3,157
Portfolio turnover rateI	108%H	99%	185%	156%	156%	179%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.56	$17.24	$15.89	$14.37	$10.68	$8.72
Income from Investment Operations
Net investment income (loss)A	–B	.17	.14	.08	.01	.02
Net realized and unrealized gain (loss)	5.64	5.26	2.79	1.53	3.68	1.94
Total from investment operations	5.64	5.43	2.93	1.61	3.69	1.96
Distributions from net investment income	(.18)	(.09)	(.09)	(.02)	–	–
Distributions from net realized gain	(2.14)	(.02)	(1.49)	(.07)	–	–
Total distributions	(2.32)	(.11)	(1.58)	(.09)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$25.88	$22.56	$17.24	$15.89	$14.37	$10.68
Total ReturnC,D	25.56%	31.62%	20.85%	11.17%	34.55%	22.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.89%G	.88%	.98%	.98%	1.34%	1.86%
Expenses net of fee waivers, if any	.88%G	.88%	.98%	.98%	1.15%	1.15%
Expenses net of all reductions	.88%G	.87%	.95%	.96%	1.14%	1.12%
Net investment income (loss)	(.03)%G	.84%	.94%	.51%	.10%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$129,620	$91,052	$25,827	$35,943	$25,050	$2,874
Portfolio turnover rateH	108%G	99%	185%	156%	156%	179%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Technology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Apple, Inc.	7.0
Microsoft Corp.	6.4
Tesla, Inc.	4.6
Alphabet, Inc. Class A	3.9
NVIDIA Corp.	3.6
Qualcomm, Inc.	3.1
Alphabet, Inc. Class C	3.0
Facebook, Inc. Class A	2.9
Alibaba Group Holding Ltd. sponsored ADR	2.8
Salesforce.com, Inc.	2.6
39.9

Top Industries (% of fund's net assets)

As of January 31, 2018
Software	27.8%
Semiconductors & Semiconductor Equipment	20.2%
Internet Software & Services	18.9%
Technology Hardware, Storage & Peripherals	7.3%
IT Services	6.8%
All Others*	19.0%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Technology Fund

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
Best, Inc. ADR (a)	312,800	$2,815,200
Automobiles - 4.6%
Automobile Manufacturers - 4.6%
Tesla, Inc. (a)(b)	258,909	91,734,048
Biotechnology - 0.3%
Biotechnology - 0.3%
BeiGene Ltd. ADR (b)	38,700	5,253,525
Zai Lab Ltd. ADR	13,300	358,568
		5,612,093
Chemicals - 0.3%
Specialty Chemicals - 0.3%
Duk San Neolux Co. Ltd.	87,777	1,628,698
Soulbrain Co. Ltd.	25,159	1,434,573
Tokyo Ohka Kogyo Co. Ltd.	68,500	3,144,805
		6,208,076
Communications Equipment - 0.6%
Communications Equipment - 0.6%
Applied Optoelectronics, Inc. (a)(b)	38,800	1,256,732
CommScope Holding Co., Inc. (b)	122,600	4,736,038
Hytera Communications Corp. Ltd. Class A	3,378,700	6,651,238
		12,644,008
Diversified Consumer Services - 1.2%
Education Services - 1.2%
China Online Education Group sponsored ADR (a)(b)	2,563	30,756
New Oriental Education & Technology Group, Inc. sponsored ADR	78,600	7,238,274
TAL Education Group ADR	494,042	16,090,948
		23,359,978
Diversified Financial Services - 0.5%
Other Diversified Financial Services - 0.5%
GDS Holdings Ltd. ADR (b)	180,530	5,152,326
Jianpu Technology, Inc. ADR (b)	559,600	4,314,516
		9,466,842
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
BizLink Holding, Inc.	148,010	1,407,590
Electronic Equipment & Components - 3.6%
Electronic Components - 0.3%
E Ink Holdings, Inc.	2,498,000	4,545,787
Ledlink Optics, Inc.	608,609	930,241
		5,476,028
Electronic Equipment & Instruments - 2.4%
Chroma ATE, Inc.	3,026,173	17,215,673
Topcon Corp.	375,600	9,562,539
Trimble, Inc. (b)	494,296	21,798,454
		48,576,666
Technology Distributors - 0.9%
Dell Technologies, Inc. (b)	239,660	17,183,622

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		71,236,316

Health Care Equipment & Supplies - 0.1%
Health Care Supplies - 0.1%
Hoya Corp.	45,100	2,316,472
Health Care Technology - 0.3%
Health Care Technology - 0.3%
athenahealth, Inc. (b)	48,994	6,139,438
Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Sea Ltd. ADR (a)	28,700	351,862
Hotels, Resorts & Cruise Lines - 0.0%
Tuniu Corp. Class A sponsored ADR (a)(b)	43,500	353,655

TOTAL HOTELS, RESTAURANTS & LEISURE		705,517

Internet & Direct Marketing Retail - 2.3%
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. (b)	9,000	13,058,010
Cogobuy Group (c)	150,000	90,698
Netflix, Inc. (b)	85,900	23,218,770
Vipshop Holdings Ltd. ADR (b)	591,920	9,784,438
		46,151,916
Internet Software & Services - 18.5%
Internet Software & Services - 18.5%
58.com, Inc. ADR (b)	23,781	1,899,626
Akamai Technologies, Inc. (b)	187,000	12,527,130
Alibaba Group Holding Ltd. sponsored ADR (b)	277,200	56,629,188
Alphabet, Inc.:
Class A (b)	65,187	77,065,375
Class C (b)	51,155	59,848,281
Benefitfocus, Inc. (b)	23,689	596,963
Endurance International Group Holdings, Inc. (b)	457,000	3,793,100
Envestnet, Inc. (b)	145	7,794
Facebook, Inc. Class A (b)	309,011	57,751,066
GoDaddy, Inc. (b)	90,200	4,981,746
LogMeIn, Inc.	142,333	17,905,491
NetEase, Inc. ADR	53,700	17,192,592
New Relic, Inc. (b)	89,000	5,315,970
Nutanix, Inc.:
Class A (b)	242,200	7,774,620
Class B (c)	39,963	1,282,812
Pandora Media, Inc. (a)(b)	93,000	444,540
Shopify, Inc. (b)	1,600	204,672
SMS Co., Ltd.	312,400	11,102,643
Sogou, Inc. ADR (a)(b)	1,640	16,859
Tencent Holdings Ltd.	181,000	10,694,828
Twilio, Inc. Class A (b)	4,000	104,960
Xunlei Ltd. sponsored ADR (a)(b)	647,544	9,926,850
Yandex NV Series A (b)	269,900	10,453,227
		367,520,333
IT Services - 6.8%
Data Processing & Outsourced Services - 4.1%
Fidelity National Information Services, Inc.	18,295	1,872,676
Fiserv, Inc. (b)	26,400	3,718,176
FleetCor Technologies, Inc. (b)	78,300	16,638,750
Global Payments, Inc.	68,300	7,634,574
PayPal Holdings, Inc. (b)	386,000	32,933,520
Square, Inc. (b)	146,200	6,858,242
Total System Services, Inc.	38,153	3,390,276
WEX, Inc. (b)	50,600	7,833,386
		80,879,600
IT Consulting & Other Services - 2.7%
Cognizant Technology Solutions Corp. Class A	556,009	43,357,582
CSRA, Inc.	38,400	1,277,952
DXC Technology Co.	86,400	8,601,120
		53,236,654

TOTAL IT SERVICES		134,116,254

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (b)	387,462	801,229
Machinery - 1.2%
Industrial Machinery - 1.2%
Minebea Mitsumi, Inc.	1,010,700	23,003,022
Media - 1.4%
Advertising - 0.0%
iCar Asia Ltd. (b)	1,356,145	273,195
iCar Asia Ltd. warrants 6/12/19 (b)	199,433	13,340
		286,535
Cable & Satellite - 1.3%
Naspers Ltd. Class N	89,300	25,497,982
Publishing - 0.1%
China Literature Ltd. (b)(c)	273,903	2,837,892

TOTAL MEDIA		28,622,409

Professional Services - 0.1%
Human Resource & Employment Services - 0.1%
WageWorks, Inc. (b)	28,744	1,740,449
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Relo Holdings Corp.	75,000	2,227,271
Semiconductors & Semiconductor Equipment - 20.2%
Semiconductor Equipment - 4.8%
ASM Pacific Technology Ltd.	1,882,100	25,695,676
ASML Holding NV	25,000	5,074,000
Ferrotec Holdings Corp.	247,100	6,483,242
GlobalWafers Co. Ltd.	1,255,400	19,188,417
KLA-Tencor Corp.	79,400	8,718,120
Screen Holdings Co. Ltd.	62,100	5,412,779
Sino-American Silicon Products, Inc.	6,644,000	23,110,951
SolarEdge Technologies, Inc. (b)	40,000	1,436,000
SunEdison, Inc. (b)(d)	500	0
		95,119,185
Semiconductors - 15.4%
Acacia Communications, Inc. (a)(b)	28,600	1,055,626
Advanced Micro Devices, Inc. (a)(b)	1,231,600	16,922,184
ams AG	288,874	26,654,310
ASPEED Tech, Inc.	116,282	3,052,554
Cavium, Inc. (b)	25,900	2,299,402
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (a)	107,627	1,952,354
Cree, Inc. (b)	412,400	14,231,924
Global Unichip Corp.	261,000	3,215,597
Himax Technologies, Inc. sponsored ADR (a)	1,914,604	16,331,572
Inphi Corp. (a)(b)	168,500	5,033,095
International Quantum Epitaxy PLC (a)(b)	3,354,700	5,087,066
M/A-COM Technology Solutions Holdings, Inc. (b)	443,200	13,783,520
Marvell Technology Group Ltd.	209,461	4,886,725
Monolithic Power Systems, Inc.	59,601	7,099,671
Nanya Technology Corp.	14,477,000	39,393,197
NVIDIA Corp.	293,450	72,130,010
Qualcomm, Inc.	905,150	61,776,488
Renesas Electronics Corp. (b)	106,800	1,258,555
Semtech Corp. (b)	110,998	3,973,728
Silergy Corp.	72,000	1,534,776
Silicon Laboratories, Inc. (b)	21,100	2,029,820
Silicon Motion Technology Corp. sponsored ADR	67,788	3,367,708
		307,069,882

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		402,189,067

Software - 27.8%
Application Software - 14.2%
Adobe Systems, Inc. (b)	161,816	32,324,364
Altair Engineering, Inc. Class A (b)	7,300	194,180
Aspen Technology, Inc. (b)	300	23,235
Autodesk, Inc. (b)	415,100	47,993,862
Callidus Software, Inc. (b)	177,059	6,365,271
Citrix Systems, Inc. (b)	388,600	36,046,536
Ellie Mae, Inc. (b)	90,900	8,499,150
HubSpot, Inc. (b)	6,900	669,645
Parametric Technology Corp. (b)	571,840	41,561,331
Paylocity Holding Corp. (b)	17,900	935,991
RealPage, Inc. (b)	5,800	288,550
SailPoint Technologies Holding, Inc. (b)	10,800	180,684
Salesforce.com, Inc. (b)	457,619	52,127,380
Snap, Inc. Class A (a)(b)	262,700	3,551,704
SS&C Technologies Holdings, Inc.	79,200	3,982,176
Ultimate Software Group, Inc. (b)	146,576	34,136,085
Workday, Inc. Class A (b)	54,400	6,522,016
Zendesk, Inc. (b)	201,400	7,757,928
		283,160,088
Home Entertainment Software - 5.7%
Activision Blizzard, Inc.	353,070	26,173,079
Electronic Arts, Inc. (b)	301,200	38,240,352
Nintendo Co. Ltd.	54,800	24,819,731
Nintendo Co. Ltd. ADR	185,900	10,611,172
Take-Two Interactive Software, Inc. (b)	98,400	12,464,328
		112,308,662
Systems Software - 7.9%
Microsoft Corp.	1,324,900	125,878,749
Oracle Corp.	165,600	8,543,304
Red Hat, Inc. (b)	60,600	7,961,628
Tableau Software, Inc. (b)	182,700	14,033,187
		156,416,868

TOTAL SOFTWARE		551,885,618

Technology Hardware, Storage & Peripherals - 7.3%
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	836,029	139,976,337
Primax Electronics Ltd.	1,728,000	4,891,544
		144,867,881
TOTAL COMMON STOCKS
(Cost $1,312,343,368)		1,936,771,027

Convertible Preferred Stocks - 1.4%
Internet & Direct Marketing Retail - 1.0%
Internet & Direct Marketing Retail - 1.0%
China Internet Plus Holdings Ltd.:
Series A-11 (b)(d)(e)	1,516,912	8,478,112
Series B (b)(d)(e)	2,042,487	11,415,582
		19,893,694
Internet Software & Services - 0.4%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (b)(d)(e)	232,064	8,145,446
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,280,181)		28,039,140

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 1.39% (f)	19,850,273	19,854,243
Fidelity Securities Lending Cash Central Fund 1.40% (f)(g)	145,333,752	145,348,285
TOTAL MONEY MARKET FUNDS
(Cost $165,202,529)		165,202,528
TOTAL INVESTMENT IN SECURITIES - 107.1%
(Cost $1,493,826,078)		2,130,012,695
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(142,064,219)
NET ASSETS - 100%		$1,987,948,476

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,211,402 or 0.2% of net assets.

 (d) Level 3 security

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,039,140 or 1.4% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$4,794,731
China Internet Plus Holdings Ltd. Series B	12/11/15	$7,885,430
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,600,020

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$175,425
Fidelity Securities Lending Cash Central Fund	934,798
Total	$1,110,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,936,771,027	$1,836,731,800	$100,039,227	$--
Convertible Preferred Stocks	28,039,140	--	--	28,039,140
Money Market Funds	165,202,528	165,202,528	--	--
Total Investments in Securities:	$2,130,012,695	$2,001,934,328	$100,039,227	$28,039,140

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$41,307,432
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$31,464,476
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(3,425,342)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	6
Transfers out of Level 3	--
Ending Balance	$28,039,140
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$(3,425,342)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.1%
Cayman Islands	10.4%
Taiwan	6.0%
Japan	5.2%
Austria	1.3%
South Africa	1.3%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Technology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $144,784,180) — See accompanying schedule: Unaffiliated issuers (cost $1,328,623,549)	$1,964,810,167
Fidelity Central Funds (cost $165,202,529)	165,202,528
Total Investment in Securities (cost $1,493,826,078)		$2,130,012,695
Foreign currency held at value (cost $490,630)		490,630
Receivable for investments sold		3,116,227
Receivable for fund shares sold		3,764,992
Dividends receivable		89,125
Distributions receivable from Fidelity Central Funds		293,888
Prepaid expenses		6,132
Other receivables		151,663
Total assets		2,137,925,352
Liabilities
Payable for investments purchased	$944,171
Payable for fund shares redeemed	1,675,858
Accrued management fee	863,635
Distribution and service plan fees payable	533,929
Other affiliated payables	331,642
Other payables and accrued expenses	289,392
Collateral on securities loaned	145,338,249
Total liabilities		149,976,876
Net Assets		$1,987,948,476
Net Assets consist of:
Paid in capital		$1,223,659,457
Accumulated net investment loss		(5,257,507)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		133,356,537
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		636,189,989
Net Assets		$1,987,948,476
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($779,980,286 ÷ 13,334,734 shares)		$58.49
Maximum offering price per share (100/94.25 of $58.49)		$62.06
Class M:
Net Asset Value and redemption price per share ($327,870,208 ÷ 5,905,025 shares)		$55.52
Maximum offering price per share (100/96.50 of $55.52)		$57.53
Class C:
Net Asset Value and offering price per share ($304,131,058 ÷ 6,110,182 shares)(a)		$49.77
Class I:
Net Asset Value, offering price and redemption price per share ($575,966,924 ÷ 9,176,927 shares)		$62.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$3,630,952
Income from Fidelity Central Funds (including $934,798 from security lending)		1,110,223
Total income		4,741,175
Expenses
Management fee	$4,711,260
Transfer agent fees	1,673,819
Distribution and service plan fees	2,927,263
Accounting and security lending fees	279,437
Custodian fees and expenses	56,988
Independent trustees' fees and expenses	18,152
Registration fees	87,620
Audit	32,366
Legal	12,616
Miscellaneous	156,376
Total expenses before reductions	9,955,897
Expense reductions	(21,303)	9,934,594
Net investment income (loss)		(5,193,419)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	203,246,033
Fidelity Central Funds	3,295
Foreign currency transactions	(60,295)
Total net realized gain (loss)		203,189,033
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	141,442,103
Fidelity Central Funds	(2,329)
Assets and liabilities in foreign currencies	1,320
Total change in net unrealized appreciation (depreciation)		141,441,094
Net gain (loss)		344,630,127
Net increase (decrease) in net assets resulting from operations		$339,436,708

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,193,419)	$(3,129,929)
Net realized gain (loss)	203,189,033	237,775,079
Change in net unrealized appreciation (depreciation)	141,441,094	196,019,117
Net increase (decrease) in net assets resulting from operations	339,436,708	430,664,267
Distributions to shareholders from net realized gain	(137,301,968)	(16,883,284)
Share transactions - net increase (decrease)	232,974,536	(366,177,411)
Redemption fees	–	16,813
Total increase (decrease) in net assets	435,109,276	47,620,385
Net Assets
Beginning of period	1,552,839,200	1,505,218,815
End of period	$1,987,948,476	$1,552,839,200
Other Information
Accumulated net investment loss end of period	$(5,257,507)	$(64,088)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Technology Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$52.11	$37.86	$36.83	$36.06	$29.90	$25.25
Income from Investment Operations
Net investment income (loss)A	(.14)	(.07)	(.10)	(.02)B	(.12)	(.07)
Net realized and unrealized gain (loss)	10.93	14.95	2.74	3.75	6.70	4.72
Total from investment operations	10.79	14.88	2.64	3.73	6.58	4.65
Distributions from net investment income	–	–	–	(.02)	–	–
Distributions from net realized gain	(4.41)	(.63)	(1.61)	(2.94)	(.42)	–
Total distributions	(4.41)	(.63)	(1.61)	(2.96)	(.42)	–
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$58.49	$52.11	$37.86	$36.83	$36.06	$29.90
Total ReturnD,E,F	21.52%	39.85%	7.86%	10.94%	22.15%	18.42%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.06%I	1.07%	1.09%	1.09%	1.14%	1.18%
Expenses net of fee waivers, if any	1.06%I	1.07%	1.09%	1.09%	1.14%	1.18%
Expenses net of all reductions	1.06%I	1.07%	1.07%	1.08%	1.12%	1.14%
Net investment income (loss)	(.51)%I	(.17)%	(.28)%	(.05)%B	(.35)%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$779,980	$637,315	$480,573	$468,819	$408,687	$355,306
Portfolio turnover rateJ	74%I	73%K	102%	142%K	186%	142%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$49.63	$36.14	$35.26	$34.66	$28.79	$24.38
Income from Investment Operations
Net investment income (loss)A	(.20)	(.18)	(.18)	(.11)B	(.19)	(.13)
Net realized and unrealized gain (loss)	10.38	14.26	2.61	3.60	6.45	4.54
Total from investment operations	10.18	14.08	2.43	3.49	6.26	4.41
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(4.29)	(.59)	(1.55)	(2.89)	(.39)	–
Total distributions	(4.29)	(.59)	(1.55)	(2.89)	(.39)	–
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$55.52	$49.63	$36.14	$35.26	$34.66	$28.79
Total ReturnD,E,F	21.35%	39.50%	7.60%	10.63%	21.89%	18.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.32%I	1.33%	1.35%	1.35%	1.38%	1.42%
Expenses net of fee waivers, if any	1.32%I	1.33%	1.35%	1.35%	1.38%	1.42%
Expenses net of all reductions	1.32%I	1.33%	1.34%	1.34%	1.37%	1.39%
Net investment income (loss)	(.77)%I	(.43)%	(.54)%	(.31)%B	(.60)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$327,870	$274,918	$203,727	$208,192	$196,067	$173,692
Portfolio turnover rateJ	74%I	73%K	102%	142%K	186%	142%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$44.86	$32.83	$32.27	$31.99	$26.68	$22.70
Income from Investment Operations
Net investment income (loss)A	(.30)	(.35)	(.31)	(.25)B	(.33)	(.24)
Net realized and unrealized gain (loss)	9.35	12.92	2.37	3.29	5.98	4.22
Total from investment operations	9.05	12.57	2.06	3.04	5.65	3.98
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(4.14)	(.54)	(1.50)	(2.76)	(.34)	–
Total distributions	(4.14)	(.54)	(1.50)	(2.76)	(.34)	–
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$49.77	$44.86	$32.83	$32.27	$31.99	$26.68
Total ReturnD,E,F	21.05%	38.79%	7.08%	10.07%	21.31%	17.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.82%I	1.83%	1.85%	1.84%	1.87%	1.91%
Expenses net of fee waivers, if any	1.82%I	1.83%	1.85%	1.84%	1.87%	1.91%
Expenses net of all reductions	1.82%I	1.82%	1.83%	1.83%	1.86%	1.88%
Net investment income (loss)	(1.27)%I	(.93)%	(1.04)%	(.80)%B	(1.09)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$304,131	$237,583	$151,321	$138,205	$105,499	$84,858
Portfolio turnover rateJ	74%I	73%K	102%	142%K	186%	142%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.00) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$55.69	$40.30	$39.03	$38.06	$31.47	$26.50
Income from Investment Operations
Net investment income (loss)A	(.07)	.06	.02	.11B	(.02)	.02
Net realized and unrealized gain (loss)	11.70	15.96	2.92	3.96	7.06	4.95
Total from investment operations	11.63	16.02	2.94	4.07	7.04	4.97
Distributions from net investment income	–	–	–	(.07)	–	–
Distributions from net realized gain	(4.56)	(.63)	(1.67)	(3.03)	(.45)	–
Total distributions	(4.56)	(.63)	(1.67)	(3.10)	(.45)	–
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$62.76	$55.69	$40.30	$39.03	$38.06	$31.47
Total ReturnD,E	21.68%	40.26%	8.24%	11.30%	22.55%	18.75%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.77%	.75%	.75%	.83%	.86%
Expenses net of fee waivers, if any	.79%H	.77%	.75%	.75%	.83%	.86%
Expenses net of all reductions	.79%H	.77%	.74%	.74%	.82%	.83%
Net investment income (loss)	(.25)%H	.13%	.06%	.29%B	(.05)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$575,967	$403,024	$669,599	$783,945	$455,612	$218,944
Portfolio turnover rateI	74%H	73%J	102%	142%J	186%	142%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Utilities Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
NextEra Energy, Inc.	18.4
Exelon Corp.	10.8
Sempra Energy	9.4
NRG Energy, Inc.	6.5
Eversource Energy	4.9
Comcast Corp. Class A	4.8
The AES Corp.	4.8
Public Service Enterprise Group, Inc.	4.7
Great Plains Energy, Inc.	3.9
Avangrid, Inc.	3.9
72.1

Top Industries (% of fund's net assets)

As of January 31, 2018
Electric Utilities	50.5%
Multi-Utilities	24.8%
Independent Power and Renewable Electricity Producers	14.6%
Media	5.0%
Oil, Gas & Consumable Fuels	3.0%
All Others*	2.1%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Utilities Fund

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Electric Utilities - 50.5%
Electric Utilities - 50.5%
Eversource Energy	229,800	$14,498,082
Exelon Corp.	838,691	32,297,990
FirstEnergy Corp.	221,860	7,299,194
Great Plains Energy, Inc.	373,400	11,620,208
NextEra Energy, Inc.	346,450	54,884,609
PG&E Corp.	252,405	10,709,544
Vistra Energy Corp. (a)	529,788	10,330,866
Westar Energy, Inc.	174,151	8,996,641
		150,637,134
Equity Real Estate Investment Trusts (REITs) - 0.2%
Specialized REITs - 0.2%
InfraReit, Inc.	29,202	554,254
Independent Power and Renewable Electricity Producers - 14.6%
Independent Power Producers & Energy Traders - 11.3%
NRG Energy, Inc.	747,972	19,454,752
The AES Corp.	1,245,320	14,395,899
		33,850,651
Renewable Electricity - 3.3%
NextEra Energy Partners LP	216,130	9,706,398

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		43,557,049

Media - 5.0%
Cable & Satellite - 4.8%
Comcast Corp. Class A	340,500	14,481,465
Movies & Entertainment - 0.2%
Time Warner, Inc.	6,200	591,170

TOTAL MEDIA		15,072,635

Multi-Utilities - 24.8%
Multi-Utilities - 24.8%
Avangrid, Inc.	236,130	11,504,254
CenterPoint Energy, Inc.	344,313	9,702,740
Dominion Resources, Inc.	132,194	10,104,909
Public Service Enterprise Group, Inc.	272,038	14,110,611
SCANA Corp.	14,400	585,216
Sempra Energy	261,309	27,965,289
		73,973,019
Oil, Gas & Consumable Fuels - 3.0%
Oil & Gas Storage & Transport - 3.0%
Cheniere Energy Partners LP Holdings LLC	135,097	3,846,212
Cheniere Energy, Inc. (a)	91,766	5,190,285
		9,036,497
TOTAL COMMON STOCKS
(Cost $232,599,480)		292,830,588

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.39% (b)
(Cost $2,524,040)	2,523,535	2,524,040
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $235,123,520)		295,354,628
NET OTHER ASSETS (LIABILITIES) - 1.1%		3,165,501
NET ASSETS - 100%		$298,520,129

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,079
Fidelity Securities Lending Cash Central Fund	1,557
Total	$18,636

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Utilities Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $232,599,480)	$292,830,588
Fidelity Central Funds (cost $2,524,040)	2,524,040
Total Investment in Securities (cost $235,123,520)		$295,354,628
Cash		229
Receivable for investments sold		4,113,439
Receivable for fund shares sold		274,749
Dividends receivable		184,330
Distributions receivable from Fidelity Central Funds		3,758
Prepaid expenses		1,224
Other receivables		14,152
Total assets		299,946,509
Liabilities
Payable for investments purchased	$742,049
Payable for fund shares redeemed	307,712
Accrued management fee	135,161
Distribution and service plan fees payable	96,729
Other affiliated payables	67,528
Proxy fees payable	50,389
Other payables and accrued expenses	26,812
Total liabilities		1,426,380
Net Assets		$298,520,129
Net Assets consist of:
Paid in capital		$238,664,508
Distributions in excess of net investment income		(356,767)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,114)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		60,232,502
Net Assets		$298,520,129
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($154,055,922 ÷ 5,287,076 shares)		$29.14
Maximum offering price per share (100/94.25 of $29.14)		$30.92
Class M:
Net Asset Value and redemption price per share ($45,732,040 ÷ 1,565,256 shares)		$29.22
Maximum offering price per share (100/96.50 of $29.22)		$30.28
Class C:
Net Asset Value and offering price per share ($54,291,328 ÷ 1,900,420 shares)(a)		$28.57
Class I:
Net Asset Value, offering price and redemption price per share ($44,440,839 ÷ 1,495,521 shares)		$29.72

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$4,244,018
Income from Fidelity Central Funds (including $1,557 from security lending)		18,636
Total income		4,262,654
Expenses
Management fee	$853,090
Transfer agent fees	358,934
Distribution and service plan fees	606,094
Accounting and security lending fees	61,319
Custodian fees and expenses	2,999
Independent trustees' fees and expenses	3,445
Registration fees	45,999
Audit	22,982
Legal	2,698
Miscellaneous	52,231
Total expenses before reductions	2,009,791
Expense reductions	(26,984)	1,982,807
Net investment income (loss)		2,279,847
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,633,706
Fidelity Central Funds	211
Foreign currency transactions	1,938
Total net realized gain (loss)		9,635,855
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(7,604,282)
Assets and liabilities in foreign currencies	1,170
Total change in net unrealized appreciation (depreciation)		(7,603,112)
Net gain (loss)		2,032,743
Net increase (decrease) in net assets resulting from operations		$4,312,590

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,279,847	$5,298,095
Net realized gain (loss)	9,635,855	8,737,250
Change in net unrealized appreciation (depreciation)	(7,603,112)	9,995,559
Net increase (decrease) in net assets resulting from operations	4,312,590	24,030,904
Distributions to shareholders from net investment income	(4,657,531)	(5,090,651)
Distributions to shareholders from net realized gain	(6,020,444)	–
Total distributions	(10,677,975)	(5,090,651)
Share transactions - net increase (decrease)	(7,214,043)	(74,927,988)
Redemption fees	–	11,601
Total increase (decrease) in net assets	(13,579,428)	(55,976,134)
Net Assets
Beginning of period	312,099,557	368,075,691
End of period	$298,520,129	$312,099,557
Other Information
Undistributed net investment income end of period	$–	$2,020,917
Distributions in excess of net investment income end of period	$(356,767)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Utilities Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.74	$27.59	$25.48	$26.77	$23.48	$21.20
Income from Investment Operations
Net investment income (loss)A	.24	.50	.44	.44	.41	.47
Net realized and unrealized gain (loss)	.23	2.14	2.75	.18	3.35	2.24
Total from investment operations	.47	2.64	3.19	.62	3.76	2.71
Distributions from net investment income	(.49)	(.49)	(.46)	(.38)	(.46)	(.43)
Distributions from net realized gain	(.58)	–	(.61)	(1.52)	(.01)	–
Total distributions	(1.07)	(.49)	(1.08)B	(1.91)C	(.47)	(.43)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$29.14	$29.74	$27.59	$25.48	$26.77	$23.48
Total ReturnE,F,G	1.48%	9.87%	13.49%	2.01%	16.38%	13.09%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.14%J	1.12%	1.13%	1.13%	1.16%	1.20%
Expenses net of fee waivers, if any	1.14%J	1.12%	1.13%	1.13%	1.16%	1.20%
Expenses net of all reductions	1.12%J	1.11%	1.12%	1.11%	1.15%	1.16%
Net investment income (loss)	1.59%J	1.87%	1.78%	1.65%	1.64%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$154,056	$160,040	$178,116	$140,148	$154,134	$106,851
Portfolio turnover rateK	76%J	37%	73%	105%	112%	154%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.08 per share is comprised of distributions from net investment income of $.462 and distributions from net realized gain of $.613 per share.

 C Total distributions of $1.91 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $1.524 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.77	$27.62	$25.49	$26.78	$23.50	$21.21
Income from Investment Operations
Net investment income (loss)A	.19	.42	.36	.36	.34	.41
Net realized and unrealized gain (loss)	.24	2.14	2.77	.18	3.35	2.25
Total from investment operations	.43	2.56	3.13	.54	3.69	2.66
Distributions from net investment income	(.40)	(.41)	(.39)	(.31)	(.40)	(.37)
Distributions from net realized gain	(.58)	–	(.61)	(1.52)	(.01)	–
Total distributions	(.98)	(.41)	(1.00)	(1.83)	(.41)	(.37)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$29.22	$29.77	$27.62	$25.49	$26.78	$23.50
Total ReturnC,D,E	1.35%	9.51%	13.19%	1.72%	15.99%	12.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.43%H	1.41%	1.43%	1.42%	1.45%	1.47%
Expenses net of fee waivers, if any	1.43%H	1.41%	1.43%	1.42%	1.45%	1.47%
Expenses net of all reductions	1.42%H	1.41%	1.42%	1.41%	1.44%	1.43%
Net investment income (loss)	1.29%H	1.57%	1.47%	1.35%	1.35%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$45,732	$48,152	$56,403	$46,366	$49,272	$41,239
Portfolio turnover rateI	76%H	37%	73%	105%	112%	154%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.07	$26.98	$24.91	$26.23	$23.03	$20.80
Income from Investment Operations
Net investment income (loss)A	.12	.29	.25	.23	.23	.31
Net realized and unrealized gain (loss)	.23	2.09	2.70	.19	3.29	2.20
Total from investment operations	.35	2.38	2.95	.42	3.52	2.51
Distributions from net investment income	(.27)	(.29)	(.27)	(.22)	(.31)	(.28)
Distributions from net realized gain	(.58)	–	(.61)	(1.52)	(.01)	–
Total distributions	(.85)	(.29)	(.88)	(1.74)	(.32)	(.28)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$28.57	$29.07	$26.98	$24.91	$26.23	$23.03
Total ReturnC,D,E	1.11%	9.01%	12.64%	1.29%	15.52%	12.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.90%H	1.87%	1.88%	1.88%	1.89%	1.93%
Expenses net of fee waivers, if any	1.89%H	1.87%	1.88%	1.88%	1.89%	1.93%
Expenses net of all reductions	1.88%H	1.86%	1.88%	1.86%	1.88%	1.89%
Net investment income (loss)	.83%H	1.11%	1.02%	.89%	.91%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$54,291	$56,964	$70,957	$52,172	$54,810	$35,457
Portfolio turnover rateI	76%H	37%	73%	105%	112%	154%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$30.35	$28.14	$25.97	$27.24	$23.87	$21.56
Income from Investment Operations
Net investment income (loss)A	.29	.59	.53	.52	.51	.55
Net realized and unrealized gain (loss)	.24	2.17	2.78	.20	3.39	2.26
Total from investment operations	.53	2.76	3.31	.72	3.90	2.81
Distributions from net investment income	(.58)	(.55)	(.53)	(.46)	(.52)	(.50)
Distributions from net realized gain	(.58)	–	(.61)	(1.52)	(.01)	–
Total distributions	(1.16)	(.55)	(1.14)	(1.99)B	(.53)	(.50)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$29.72	$30.35	$28.14	$25.97	$27.24	$23.87
Total ReturnD,E	1.62%	10.17%	13.81%	2.35%	16.74%	13.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	.87%H	.85%	.84%	.83%	.85%	.89%
Expenses net of fee waivers, if any	.87%H	.85%	.84%	.83%	.85%	.89%
Expenses net of all reductions	.85%H	.84%	.84%	.81%	.84%	.85%
Net investment income (loss)	1.86%H	2.14%	2.06%	1.94%	1.95%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$44,441	$46,943	$62,600	$31,710	$46,135	$19,562
Portfolio turnover rateI	76%H	37%	73%	105%	112%	154%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.99 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.524 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the Funds) are funds of Fidelity Advisor Series VII (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Fidelity Advisor Financial Services Fund and Fidelity Advisor Health Care Fund. Each Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by Fidelity Advisor Biotechnology Fund and Fidelity Advisor Technology Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Fidelity Advisor Biotechnology Fund:

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$60,689,183	Market approach	Transaction price	$13.88	Increase
		Market comparable	Transaction price	$1.98 - $150.00 / $34.36	Increase
			Enterprise value/Sales multiple (EV/S)	4.7	Increase
			Premium rate	2.0% - 15.0% / 10.7%	Increase
			Proxy premium	28.2% - 117.3% / 52.7%	Increase
		Recovery value	Recovery value	0.0%	Increase
		Discount cash flow	Discount rate	8.0% - 12.2% / 10.7%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Probability rate	6.3% - 68.9% / 7.3%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Fidelity Advisor Technology Fund:

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$28,039,140	Market approach	Transaction price	$5.59- $48.77 / $21.47	Increase
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. During the period, dividend income has been reduced $779,765 for Fidelity Advisor Semiconductors Fund, with a corresponding increase to net unrealized appreciation (depreciation) as a result of a change in the prior period estimate, which had no impact on the total net assets or total return of the Fund. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Advisor Energy Fund and Fidelity Advisor Technology Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Advisor Energy Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due in-kind transactions, certain foreign taxes, passive foreign investment companies (PFIC), foreign currency transactions, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales, excise tax regulations and expiring capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Advisor Biotechnology Fund	$2,196,438,223	$1,013,309,086	$(204,857,277)	$808,451,809
Fidelity Advisor Communications Equipment Fund	11,985,452	4,218,987	(439,793)	3,779,194
Fidelity Advisor Consumer Discretionary Fund	226,983,040	108,790,999	(2,301,912)	106,489,087
Fidelity Advisor Energy Fund	794,890,927	203,161,397	(36,342,284)	166,819,113
Fidelity Advisor Financial Services Fund	429,354,276	103,873,112	(1,736,282)	102,136,830
Fidelity Advisor Health Care Fund	2,231,331,605	858,909,998	(49,864,997)	809,045,001
Fidelity Advisor Industrials Fund	685,200,679	265,240,369	(7,360,695)	257,879,674
Fidelity Advisor Semiconductors Fund	239,103,451	70,139,283	(2,990,168)	67,149,115
Fidelity Advisor Technology Fund	1,494,147,529	657,216,224	(21,351,058)	635,865,166
Fidelity Advisor Utilities Fund	235,877,909	61,612,286	(2,135,567)	59,476,719

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Advisor Financial Services Fund	$(23,251,884)	$(450,657)	$(23,702,541)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Advisor Biotechnology Fund	$(173,687,144)	$(29,786,520)	$(203,473,664)	$(203,473,664)
Fidelity Advisor Consumer Discretionary Fund	(921,221)	–	(921,221)	(921,221)
Fidelity Advisor Energy Fund	(93,299,549)	(70,595,805)	(163,895,354)	(163,895,354)
Fidelity Advisor Financial Services Fund	–	–	–	(23,702,541)
Fidelity Advisor Health Care Fund	(53,827,602)	–	(53,827,602)	(53,827,602)
Fidelity Advisor Utilities Fund	(2,972,656)	–	(2,972,656)	(2,972,656)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2016 to July 31, 2017, and ordinary losses recognized during the period January 1, 2017 to July 31, 2017. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Fidelity Advisor Biotechnology Fund	$–	$10,028,125

Short-Term Trading (Redemption) Fees. Shares held by investors in Fidelity Advisor Communications Equipment Fund and Fidelity Advisor Semiconductors Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. Fidelity Advisor Biotechnology Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $15,278,898 in this Subsidiary, representing .54% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Biotechnology Fund	389,615,840	580,160,763
Fidelity Advisor Communications Equipment Fund	3,723,018	8,092,137
Fidelity Advisor Consumer Discretionary Fund	161,532,547	162,872,430
Fidelity Advisor Energy Fund	153,100,342	222,359,709
Fidelity Advisor Financial Services Fund	155,015,681	77,126,144
Fidelity Advisor Health Care Fund	1,125,894,897	1,202,864,947
Fidelity Advisor Industrials Fund	296,649,602	320,301,645
Fidelity Advisor Semiconductors Fund	147,500,503	131,453,278
Fidelity Advisor Technology Fund	712,984,637	632,271,606
Fidelity Advisor Utilities Fund	118,053,797	139,834,627

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Advisor Biotechnology Fund	.30%	.24%	.54%
Fidelity Advisor Communications Equipment Fund	.30%	.24%	.54%
Fidelity Advisor Consumer Discretionary Fund	.30%	.24%	.54%
Fidelity Advisor Energy Fund	.30%	.24%	.54%
Fidelity Advisor Financial Services Fund	.30%	.24%	.54%
Fidelity Advisor Health Care Fund	.30%	.24%	.54%
Fidelity Advisor Industrials Fund	.30%	.24%	.54%
Fidelity Advisor Semiconductors Fund	.30%	.24%	.54%
Fidelity Advisor Technology Fund	.30%	.24%	.54%
Fidelity Advisor Utilities Fund	.30%	.24%	.54%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares, except for Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	-%	.25%	$966,549	$21,302
Class M	.25%	.25%	318,114	–
Class C	.75%	.25%	2,904,997	260,860
			$4,189,660	$282,162
Fidelity Advisor Communications Equipment Fund
Class A	-%	.25%	$7,361	$149
Class M	.25%	.25%	10,636	–
Class C	.75%	.25%	14,437	1,262
			$32,434	$1,411
Fidelity Advisor Consumer Discretionary Fund
Class A	-%	.25%	$132,528	$1,483
Class M	.25%	.25%	68,675	–
Class C	.75%	.25%	295,497	21,083
			$496,700	$22,566
Fidelity Advisor Energy Fund
Class A	-%	.25%	$341,610	$6,057
Class M	.25%	.25%	314,782	220,634
Class C	.75%	.25%	1,018,907	154,111
			$1,675,299	$380,802
Fidelity Advisor Financial Services Fund
Class A	-%	.25%	$193,583	$10,664
Class M	.25%	.25%	119,826	–
Class C	.75%	.25%	496,804	135,315
			$810,213	$145,979
Fidelity Advisor Health Care Fund
Class A	-%	.25%	$1,087,091	$13,582
Class M	.25%	.25%	668,234	–
Class C	.75%	.25%	3,081,685	272,330
			$4,837,010	$285,912
Fidelity Advisor Industrials Fund
Class A	-%	.25%	$398,059	$17,503
Class M	.25%	.25%	211,186	–
Class C	.75%	.25%	705,312	135,768
			$1,314,557	$153,271
Fidelity Advisor Semiconductors Fund
Class A	-%	.25%	$99,790	$2,365
Class M	.25%	.25%	46,008	608
Class C	.75%	.25%	241,301	56,409
			$387,099	$59,382
Fidelity Advisor Technology Fund
Class A	-%	.25%	$862,786	$21,618
Class M	.25%	.25%	737,926	64
Class C	.75%	.25%	1,326,551	238,655
			$2,927,263	$260,337
Fidelity Advisor Utilities Fund
Class A	-%	.25%	$200,417	$2,898
Class M	.25%	.25%	119,762	88
Class C	.75%	.25%	285,915	22,249
			$606,094	$25,235

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	$176,935
Class M	15,703
Class C(a)	25,165
$217,803
Fidelity Advisor Communications Equipment Fund
Class A	$609
Class M	372
Class C(a)	34
$1,015
Fidelity Advisor Consumer Discretionary Fund
Class A	$30,987
Class M	3,409
Class C(a)	1,686
$36,082
Fidelity Advisor Energy Fund
Class A	$45,689
Class M	7,698
Class C(a)	18,506
$71,893
Fidelity Advisor Financial Services Fund
Class A	$62,353
Class M	7,648
Class C(a)	9,000
$79,001
Fidelity Advisor Health Care Fund
Class A	$180,009
Class M	19,532
Class C(a)	17,453
$216,994
Fidelity Advisor Industrials Fund
Class A	$66,814
Class M	10,303
Class C(a)	9,623
$86,740
Fidelity Advisor Semiconductors Fund
Class A	$64,153
Class M	4,645
Class C(a)	4,717
$73,515
Fidelity Advisor Technology Fund
Class A	$190,558
Class M	23,092
Class C(a)	15,772
$229,422
Fidelity Advisor Utilities Fund
Class A	$39,688
Class M	5,555
Class C(a)	2,438
$47,681

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Advisor Biotechnology Fund
Class A	$768,888.20
Class M	171,772.27
Class C	555,062.19
Class I	1,082,155.18
	$2,577,877
Fidelity Advisor Communications Equipment Fund
Class A	$8,758.30
Class M	7,601.36
Class C	4,466.31
Class I	2,011.16
	$22,836
Fidelity Advisor Consumer Discretionary Fund
Class A	$109,581.21
Class M	30,581.22
Class C	62,338.21
Class I	75,641.18
	$278,141
Fidelity Advisor Energy Fund
Class A	$321,622.24
Class M	161,198.26
Class C	210,913.21
Class I	281,461.20
	$975,194
Fidelity Advisor Financial Services Fund
Class A	$163,262.21
Class M	54,817.23
Class C	105,526.21
Class I	108,005.18
	$431,610
Fidelity Advisor Health Care Fund
Class A	$854,233.20
Class M	284,603.21
Class C	594,317.19
Class I	879,986.18
	$2,613,139
Fidelity Advisor Industrials Fund
Class A	$306,745.19
Class M	84,752.20
Class C	139,937.20
Class I	270,311.18
	$801,745
Fidelity Advisor Semiconductors Fund
Class A	$86,719.22
Class M	28,024.31
Class C	56,896.24
Class I	98,388.18
	$270,027
Fidelity Advisor Technology Fund
Class A	$671,791.19
Class M	299,456.20
Class C	268,809.20
Class I	433,763.18
	$1,673,819
Fidelity Advisor Utilities Fund
Class A	$178,823.22
Class M	64,318.27
Class C	66,116.23
Class I	49,677.20
	$358,934

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Biotechnology Fund	$27,577
Fidelity Advisor Communications Equipment Fund	185
Fidelity Advisor Consumer Discretionary Fund	3,300
Fidelity Advisor Energy Fund	5,405
Fidelity Advisor Financial Services Fund	2,207
Fidelity Advisor Health Care Fund	32,316
Fidelity Advisor Industrials Fund	8,055
Fidelity Advisor Semiconductors Fund	6,865
Fidelity Advisor Technology Fund	21,234
Fidelity Advisor Utilities Fund	3,386

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Energy Fund	Borrower	$5,406,500	1.31%	$1,179

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 10,768,828 shares of Fidelity Advisor Technology Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $442,814,201. The Fund had a net realized gain of $120,776,424 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fidelity Advisor Technology Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Advisor Biotechnology Fund	$3,839
Fidelity Advisor Communications Equipment Fund	24
Fidelity Advisor Consumer Discretionary Fund	393
Fidelity Advisor Energy Fund	1,260
Fidelity Advisor Financial Services Fund	566
Fidelity Advisor Health Care Fund	3,895
Fidelity Advisor Industrials Fund	1,196
Fidelity Advisor Semiconductors Fund	346
Fidelity Advisor Technology Fund	2,394
Fidelity Advisor Utilities Fund	457

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Fidelity Advisor Communications Equipment Fund
Class A	1.40%	$27,775
Class M	1.65%	21,191
Class C	2.15%	13,724
Class I	1.15%	8,319

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service reduction	Custody expense reduction
Fidelity Advisor Biotechnology Fund	$–	$137
Fidelity Advisor Communications Equipment Fund	211	–
Fidelity Advisor Consumer Discretionary Fund	8,790	–
Fidelity Advisor Energy Fund	–	1,502
Fidelity Advisor Financial Services Fund	5,273	17
Fidelity Advisor Health Care Fund	91,703	736
Fidelity Advisor Industrials Fund	14,863	141
Fidelity Advisor Semiconductors Fund	10,847	–
Fidelity Advisor Technology Fund	12,654	605
Fidelity Advisor Utilities Fund	25,570	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Advisor Biotechnology Fund	$11,627
Fidelity Advisor Communications Equipment Fund	65
Fidelity Advisor Consumer Discretionary Fund	1,287
Fidelity Advisor Energy Fund	3,993
Fidelity Advisor Financial Services Fund	2,011
Fidelity Advisor Health Care Fund	12,071
Fidelity Advisor Industrials Fund	3,898
Fidelity Advisor Semiconductors Fund	1,223
Fidelity Advisor Technology Fund	8,044
Fidelity Advisor Utilities Fund	1,414

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
Fidelity Advisor Communications Equipment Fund
From net investment income
Class A	$38,076	$22,884
Class M	19,926	7,287
Class I	13,164	40,465
Total	$71,166	$70,636
From net realized gain
Class A	$213,875	$76,855
Class M	164,386	56,397
Class C	120,141	45,429
Class I	52,657	91,174
Total	$551,059	$269,855
Fidelity Advisor Consumer Discretionary Fund
From net investment income
Class A	$–	$574,093
Class M	–	128,898
Class I	–	364,076
Total	$–	$1,067,067
Fidelity Advisor Energy Fund
From net investment income
Class A	$3,962,830	$–
Class M	1,446,529	–
Class C	1,622,304	–
Class I	4,670,175	574,320
Total	$11,701,838	$574,320
From net realized gain
Class A	$33,167	$877,435
Class M	15,002	–
Class C	26,596	–
Class I	31,987	689,184
Total	$106,752	$1,566,619
Fidelity Advisor Financial Services Fund
From net investment income
Class A	$506,031	$277,513
Class M	39,368	40,519
Class C	–	7,495
Class I	717,028	176,633
Total	$1,262,427	$502,160
From net realized gain
Class A	$96,397	$–
Class M	30,104	–
Class I	73,976	–
Total	$200,477	$–
Fidelity Advisor Health Care Fund
From net realized gain
Class I	$585,048	$–
Total	$585,048	$–
Fidelity Advisor Industrials Fund
From net investment income
Class A	$780,661	$1,317,451
Class M	–	189,934
Class I	1,507,510	1,253,589
Total	$2,288,171	$2,760,974
From net realized gain
Class A	$8,925,909	$15,952,070
Class M	2,317,134	4,629,029
Class C	4,255,330	6,747,943
Class I	8,233,065	9,382,176
Total	$23,731,438	$36,711,218
Fidelity Advisor Semiconductors Fund
From net investment income
Class A	$377,109	$125,591
Class M	33,991	–
Class C	–	–
Class I	840,453	266,839
Total	$1,251,553	$392,430
From net realized gain
Class A	$6,966,938	$63,188
Class M	1,691,362	16,965
Class C	4,823,957	39,995
Class I	9,774,835	70,633
Total	$23,257,092	$190,781
Fidelity Advisor Technology Fund
From net realized gain
Class A	$53,381,117	$7,901,048
Class M	23,208,398	3,251,710
Class C	22,813,583	2,523,567
Class I	37,898,870	3,206,959
Total	$137,301,968	$16,883,284
Fidelity Advisor Utilities Fund
From net investment income
Class A	$2,587,464	$2,833,535
Class M	623,640	721,535
Class C	518,387	680,072
Class I	928,040	855,509
Total	$4,657,531	$5,090,651
From net realized gain
Class A	$3,055,346	$–
Class M	907,882	–
Class C	1,119,492	–
Class I	937,724	–
Total	$6,020,444	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Fidelity Advisor Biotechnology Fund
Class A
Shares sold	2,559,441	7,653,403	$65,192,154	$167,894,976
Shares redeemed	(5,320,709)	(25,942,034)	(133,939,022)	(575,800,593)
Net increase (decrease)	(2,761,268)	(18,288,631)	$(68,746,868)	$(407,905,617)
Class M
Shares sold	472,900	1,036,607	$11,413,227	$21,755,495
Shares redeemed	(767,238)	(2,006,142)	(18,503,222)	(41,093,048)
Net increase (decrease)	(294,338)	(969,535)	$(7,089,995)	$(19,337,553)
Class C
Shares sold	1,207,282	4,574,019	$26,647,948	$87,561,745
Shares redeemed	(4,014,950)	(12,148,694)	(87,515,983)	(229,492,656)
Net increase (decrease)	(2,807,668)	(7,574,675)	$(60,868,035)	$(141,930,911)
Class I
Shares sold	7,616,773	24,415,611	$203,846,797	$579,987,789
Shares redeemed	(8,053,616)	(19,929,416)	(213,482,067)	(453,166,656)
Net increase (decrease)	(436,843)	4,486,195	$(9,635,270)	$126,821,133
Fidelity Advisor Communications Equipment Fund
Class A
Shares sold	10,227	196,585	$141,435	$2,537,011
Reinvestment of distributions	18,307	7,376	249,703	96,328
Shares redeemed	(74,675)	(122,799)	(1,029,671)	(1,616,350)
Net increase (decrease)	(46,141)	81,162	$(638,533)	$1,016,989
Class M
Shares sold	17,385	45,088	$229,789	$566,811
Reinvestment of distributions	14,023	5,034	184,116	63,422
Shares redeemed	(25,866)	(44,106)	(343,276)	(560,530)
Net increase (decrease)	5,542	6,016	$70,629	$69,703
Class C
Shares sold	13,101	86,903	$158,698	$1,000,007
Reinvestment of distributions	9,839	3,816	118,456	44,267
Shares redeemed	(42,990)	(68,095)	(519,309)	(804,053)
Net increase (decrease)	(20,050)	22,624	$(242,155)	$240,221
Class I
Shares sold	34,044	696,847	$479,550	$9,244,140
Reinvestment of distributions	4,027	9,441	57,058	127,920
Shares redeemed	(270,595)	(469,873)	(3,871,043)	(6,487,593)
Net increase (decrease)	(232,524)	236,415	$(3,334,435)	$2,884,467
Fidelity Advisor Consumer Discretionary Fund
Class A
Shares sold	690,018	1,563,667	$17,335,208	$33,991,245
Reinvestment of distributions	–	25,062	–	533,815
Shares redeemed	(1,159,953)	(3,724,571)	(28,033,792)	(80,253,124)
Net increase (decrease)	(469,935)	(2,135,842)	$(10,698,584)	$(45,728,064)
Class M
Shares sold	452,521	504,914	$10,846,840	$9,997,379
Reinvestment of distributions	–	6,315	–	126,233
Shares redeemed	(174,349)	(719,118)	(3,859,281)	(14,255,751)
Net increase (decrease)	278,172	(207,889)	$6,987,559	$(4,132,139)
Class C
Shares sold	253,624	557,081	$5,199,411	$9,835,047
Shares redeemed	(500,138)	(1,276,483)	(9,772,402)	(22,490,171)
Net increase (decrease)	(246,514)	(719,402)	$(4,572,991)	$(12,655,124)
Class I
Shares sold	1,463,492	2,729,213	$38,708,493	$63,547,711
Reinvestment of distributions	–	13,622	–	311,266
Shares redeemed	(1,213,224)	(2,775,350)	(31,331,941)	(63,782,352)
Net increase (decrease)	250,268	(32,515)	$7,376,552	$76,625
Fidelity Advisor Energy Fund
Class A
Shares sold	1,095,047	3,731,782	$36,080,320	$126,063,464
Reinvestment of distributions	122,986	22,919	3,904,805	837,681
Shares redeemed	(1,849,880)	(5,899,065)	(59,179,391)	(197,164,038)
Net increase (decrease)	(631,847)	(2,144,364)	$(19,194,266)	$(70,262,893)
Class M
Shares sold	280,647	633,035	$9,655,142	$21,820,862
Reinvestment of distributions	43,874	–	1,426,357	–
Shares redeemed	(569,655)	(1,516,413)	(18,789,207)	(51,021,698)
Net increase (decrease)	(245,134)	(883,378)	$(7,707,708)	$(29,200,836)
Class C
Shares sold	361,609	2,155,681	$10,681,846	$67,036,181
Reinvestment of distributions	54,288	–	1,586,846	–
Shares redeemed	(1,591,485)	(3,021,436)	(46,924,291)	(91,933,200)
Net increase (decrease)	(1,175,588)	(865,755)	$(34,655,599)	$(24,897,019)
Class I
Shares sold	2,850,476	7,723,732	$96,879,928	$275,440,495
Reinvestment of distributions	125,558	27,291	4,196,161	1,049,878
Shares redeemed	(3,009,895)	(5,087,252)	(100,285,295)	(176,495,073)
Net increase (decrease)	(33,861)	2,663,771	$790,794	$99,995,300
Fidelity Advisor Financial Services Fund
Class A
Shares sold	1,646,816	4,464,580	$35,598,699	$79,656,792
Reinvestment of distributions	26,593	14,068	580,794	258,984
Shares redeemed	(913,779)	(3,395,590)	(18,832,195)	(61,313,608)
Net increase (decrease)	759,630	1,083,058	$17,347,298	$18,602,168
Class M
Shares sold	395,767	882,368	$8,451,148	$15,952,818
Reinvestment of distributions	3,172	2,145	68,610	39,121
Shares redeemed	(319,388)	(475,808)	(6,479,883)	(8,428,160)
Net increase (decrease)	79,551	408,705	$2,039,875	$7,563,779
Class C
Shares sold	1,353,529	3,210,445	$27,751,133	$55,106,415
Reinvestment of distributions	–	381	–	6,602
Shares redeemed	(602,565)	(1,427,464)	(11,613,631)	(24,008,233)
Net increase (decrease)	750,964	1,783,362	$16,137,502	$31,104,784
Class I
Shares sold	2,955,681	6,135,135	$64,982,401	$113,873,501
Reinvestment of distributions	33,129	8,203	743,087	155,027
Shares redeemed	(1,107,879)	(2,631,101)	(23,913,753)	(49,234,487)
Net increase (decrease)	1,880,931	3,512,237	$41,811,735	$64,794,041
Fidelity Advisor Health Care Fund
Class A
Shares sold	1,716,030	4,544,454	$74,355,735	$169,771,747
Shares redeemed	(2,768,233)	(13,969,231)	(118,658,560)	(524,686,394)
Net increase (decrease)	(1,052,203)	(9,424,777)	$(44,302,825)	$(354,914,647)
Class M
Shares sold	225,377	700,958	$9,149,429	$24,882,156
Shares redeemed	(622,032)	(2,005,513)	(25,085,396)	(69,983,106)
Net increase (decrease)	(396,655)	(1,304,555)	$(15,935,967)	$(45,100,950)
Class C
Shares sold	908,621	3,257,257	$31,602,999	$99,280,372
Shares redeemed	(1,974,039)	(7,269,106)	(68,413,399)	(219,465,705)
Net increase (decrease)	(1,065,418)	(4,011,849)	$(36,810,400)	$(120,185,333)
Class I
Shares sold	3,618,458	12,916,139	$168,772,150	$530,550,261
Reinvestment of distributions	10,985	–	509,045	–
Shares redeemed	(2,936,811)	(8,776,012)	(137,892,630)	(352,865,687)
Net increase (decrease)	692,632	4,140,127	$31,388,565	$177,684,574
Fidelity Advisor Industrials Fund
Class A
Shares sold	850,221	3,473,128	$34,886,696	$129,731,002
Reinvestment of distributions	226,148	435,669	9,283,388	16,089,246
Shares redeemed	(1,358,376)	(3,604,639)	(54,856,535)	(134,343,693)
Net increase (decrease)	(282,007)	304,158	$(10,686,451)	$11,476,555
Class M
Shares sold	171,613	687,232	$6,917,487	$25,114,383
Reinvestment of distributions	57,090	129,732	2,293,883	4,689,810
Shares redeemed	(544,150)	(738,370)	(21,445,386)	(27,015,212)
Net increase (decrease)	(315,447)	78,594	$(12,234,016)	$2,788,981
Class C
Shares sold	313,879	1,417,937	$11,518,322	$47,806,010
Reinvestment of distributions	107,042	173,011	3,945,569	5,776,837
Shares redeemed	(484,804)	(1,132,989)	(17,655,678)	(37,861,806)
Net increase (decrease)	(63,883)	457,959	$(2,191,787)	$15,721,041
Class I
Shares sold	1,486,155	6,108,219	$63,693,106	$239,674,929
Reinvestment of distributions	205,495	241,469	8,860,965	9,349,688
Shares redeemed	(1,404,463)	(2,774,981)	(59,026,156)	(107,749,101)
Net increase (decrease)	287,187	3,574,707	$13,527,915	$141,275,516
Fidelity Advisor Semiconductors Fund
Class A
Shares sold	858,922	2,867,916	$20,511,863	$55,505,336
Reinvestment of distributions	305,588	9,674	7,166,032	176,700
Shares redeemed	(883,477)	(1,601,800)	(21,132,958)	(31,487,416)
Net increase (decrease)	281,033	1,275,790	$6,544,937	$24,194,620
Class M
Shares sold	166,292	423,364	$3,842,237	$7,881,848
Reinvestment of distributions	76,374	903	1,722,235	15,741
Shares redeemed	(116,467)	(261,715)	(2,659,431)	(5,068,409)
Net increase (decrease)	126,199	162,552	$2,905,041	$2,829,180
Class C
Shares sold	375,297	1,355,856	$8,015,136	$23,363,381
Reinvestment of distributions	227,503	2,356	4,682,008	37,856
Shares redeemed	(270,041)	(558,596)	(5,615,701)	(9,836,334)
Net increase (decrease)	332,759	799,616	$7,081,443	$13,564,903
Class I
Shares sold	1,505,297	4,699,271	$38,306,111	$93,678,192
Reinvestment of distributions	411,599	16,678	10,121,229	316,449
Shares redeemed	(945,025)	(2,177,251)	(22,866,735)	(44,325,079)
Net increase (decrease)	971,871	2,538,698	$25,560,605	$49,669,562
Fidelity Advisor Technology Fund
Class A
Shares sold	1,792,529	3,055,890	$100,618,421	$135,662,012
Reinvestment of distributions	960,123	188,871	51,174,544	7,435,860
Shares redeemed	(1,647,313)	(3,709,517)	(91,091,583)	(163,600,241)
Net increase (decrease)	1,105,339	(464,756)	$60,701,382	$(20,502,369)
Class M
Shares sold	516,794	921,794	$27,672,087	$39,317,522
Reinvestment of distributions	451,463	84,422	22,848,534	3,170,901
Shares redeemed	(602,651)	(1,104,127)	(31,787,095)	(45,466,739)
Net increase (decrease)	365,606	(97,911)	$18,733,526	$(2,978,316)
Class C
Shares sold	874,392	1,894,715	$42,255,634	$72,854,963
Reinvestment of distributions	474,337	66,095	21,534,908	2,251,207
Shares redeemed	(534,612)	(1,274,568)	(25,427,094)	(49,720,750)
Net increase (decrease)	814,117	686,242	$38,363,448	$25,385,420
Class I
Shares sold	2,988,316	4,625,431	$178,610,635	$221,194,715
Reinvestment of distributions	621,718	71,165	35,543,634	2,988,203
Shares redeemed	(1,669,849)	(14,076,328)(a)	(98,978,089)	(592,265,064)(a)
Net increase (decrease)	1,940,185	(9,379,732)	$115,176,180	$(368,082,146)
Fidelity Advisor Utilities Fund
Class A
Shares sold	370,069	1,163,884	$11,132,099	$31,313,776
Reinvestment of distributions	180,859	105,052	5,431,210	2,653,670
Shares redeemed	(645,626)	(2,342,072)	(19,289,616)	(62,630,474)
Net increase (decrease)	(94,698)	(1,073,136)	$(2,726,307)	$(28,663,028)
Class M
Shares sold	81,054	188,461	$2,446,308	$5,062,955
Reinvestment of distributions	50,196	26,982	1,511,910	683,792
Shares redeemed	(183,495)	(640,220)	(5,474,207)	(17,005,411)
Net increase (decrease)	(52,245)	(424,777)	$(1,515,989)	$(11,258,664)
Class C
Shares sold	118,813	395,852	$3,506,135	$10,347,902
Reinvestment of distributions	52,739	24,717	1,554,219	613,397
Shares redeemed	(230,589)	(1,091,078)	(6,718,188)	(28,375,968)
Net increase (decrease)	(59,037)	(670,509)	$(1,657,834)	$(17,414,669)
Class I
Shares sold	424,147	1,075,499	$13,159,681	$29,795,613
Reinvestment of distributions	56,328	29,368	1,724,201	755,627
Shares redeemed	(531,921)	(1,782,322)	(16,197,795)	(48,142,867)
Net increase (decrease)	(51,446)	(677,455)	$(1,313,913)	$(17,591,627)

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemption In-Kind note for additional details).

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Fidelity Advisor Biotechnology Fund
Class A	1.06%
Actual		$1,000.00	$1,123.10	$5.67
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class M	1.38%
Actual		$1,000.00	$1,121.40	$7.38
Hypothetical-C		$1,000.00	$1,018.25	$7.02
Class C	1.80%
Actual		$1,000.00	$1,119.20	$9.61
Hypothetical-C		$1,000.00	$1,016.13	$9.15
Class I	.79%
Actual		$1,000.00	$1,125.20	$4.23
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Fidelity Advisor Communications Equipment Fund
Class A	1.40%
Actual		$1,000.00	$1,091.40	$7.38
Hypothetical-C		$1,000.00	$1,018.15	$7.12
Class M	1.65%
Actual		$1,000.00	$1,091.10	$8.70
Hypothetical-C		$1,000.00	$1,016.89	$8.39
Class C	2.15%
Actual		$1,000.00	$1,087.70	$11.31
Hypothetical-C		$1,000.00	$1,014.37	$10.92
Class I	1.15%
Actual		$1,000.00	$1,092.90	$6.07
Hypothetical-C		$1,000.00	$1,019.41	$5.85
Fidelity Advisor Consumer Discretionary Fund
Class A	1.13%
Actual		$1,000.00	$1,206.80	$6.29
Hypothetical-C		$1,000.00	$1,019.51	$5.75
Class M	1.39%
Actual		$1,000.00	$1,204.90	$7.73
Hypothetical-C		$1,000.00	$1,018.20	$7.07
Class C	1.88%
Actual		$1,000.00	$1,202.20	$10.44
Hypothetical-C		$1,000.00	$1,015.73	$9.55
Class I	.85%
Actual		$1,000.00	$1,208.20	$4.73
Hypothetical-C		$1,000.00	$1,020.92	$4.33
Fidelity Advisor Energy Fund
Class A	1.13%
Actual		$1,000.00	$1,155.10	$6.14
Hypothetical-C		$1,000.00	$1,019.51	$5.75
Class M	1.40%
Actual		$1,000.00	$1,153.60	$7.60
Hypothetical-C		$1,000.00	$1,018.15	$7.12
Class C	1.85%
Actual		$1,000.00	$1,151.00	$10.03
Hypothetical-C		$1,000.00	$1,015.88	$9.40
Class I	.84%
Actual		$1,000.00	$1,156.90	$4.57
Hypothetical-C		$1,000.00	$1,020.97	$4.28
Fidelity Advisor Financial Services Fund
Class A	1.12%
Actual		$1,000.00	$1,191.60	$6.19
Hypothetical-C		$1,000.00	$1,019.56	$5.70
Class M	1.39%
Actual		$1,000.00	$1,189.90	$7.67
Hypothetical-C		$1,000.00	$1,018.20	$7.07
Class C	1.87%
Actual		$1,000.00	$1,186.50	$10.31
Hypothetical-C		$1,000.00	$1,015.78	$9.50
Class I	.85%
Actual		$1,000.00	$1,193.30	$4.70
Hypothetical-C		$1,000.00	$1,020.92	$4.33
Fidelity Advisor Health Care Fund
Class A	1.05%
Actual		$1,000.00	$1,107.30	$5.58
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class M	1.32%
Actual		$1,000.00	$1,105.70	$7.01
Hypothetical-C		$1,000.00	$1,018.55	$6.72
Class C	1.80%
Actual		$1,000.00	$1,102.90	$9.54
Hypothetical-C		$1,000.00	$1,016.13	$9.15
Class I	.79%
Actual		$1,000.00	$1,108.70	$4.20
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Fidelity Advisor Industrials Fund
Class A	1.08%
Actual		$1,000.00	$1,194.50	$5.97
Hypothetical-C		$1,000.00	$1,019.76	$5.50
Class M	1.34%
Actual		$1,000.00	$1,193.10	$7.41
Hypothetical-C		$1,000.00	$1,018.45	$6.82
Class C	1.83%
Actual		$1,000.00	$1,190.20	$10.10
Hypothetical-C		$1,000.00	$1,015.98	$9.30
Class I	.81%
Actual		$1,000.00	$1,196.20	$4.48
Hypothetical-C		$1,000.00	$1,021.12	$4.13
Fidelity Advisor Semiconductors Fund
Class A	1.17%
Actual		$1,000.00	$1,253.70	$6.65
Hypothetical-C		$1,000.00	$1,019.31	$5.96
Class M	1.51%
Actual		$1,000.00	$1,252.10	$8.57
Hypothetical-C		$1,000.00	$1,017.59	$7.68
Class C	1.94%
Actual		$1,000.00	$1,248.80	$11.00
Hypothetical-C		$1,000.00	$1,015.43	$9.86
Class I	.88%
Actual		$1,000.00	$1,255.60	$5.00
Hypothetical-C		$1,000.00	$1,020.77	$4.48
Fidelity Advisor Technology Fund
Class A	1.06%
Actual		$1,000.00	$1,215.20	$5.92
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class M	1.32%
Actual		$1,000.00	$1,213.50	$7.36
Hypothetical-C		$1,000.00	$1,018.55	$6.72
Class C	1.82%
Actual		$1,000.00	$1,210.50	$10.14
Hypothetical-C		$1,000.00	$1,016.03	$9.25
Class I	.79%
Actual		$1,000.00	$1,216.80	$4.41
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Fidelity Advisor Utilities Fund
Class A	1.14%
Actual		$1,000.00	$1,014.80	$5.79
Hypothetical-C		$1,000.00	$1,019.46	$5.80
Class M	1.43%
Actual		$1,000.00	$1,013.50	$7.26
Hypothetical-C		$1,000.00	$1,018.00	$7.27
Class C	1.89%
Actual		$1,000.00	$1,011.10	$9.58
Hypothetical-C		$1,000.00	$1,015.68	$9.60
Class I	.87%
Actual		$1,000.00	$1,016.20	$4.42
Hypothetical-C		$1,000.00	$1,020.82	$4.43

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Focus Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for each fund. SelectCo and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also ratified an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, which was effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates to the extent that assets under management that are included in group fee calculations increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing of the Investment Advisers as it relates to the funds, including the backgrounds of investment personnel of SelectCo, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of SelectCo about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. Each of Advisor Biotechnology Portfolio, Advisor Consumer Discretionary Portfolio, Advisor Financial Services Portfolio, and Advisor Industrials Portfolio underperformed its benchmark for the one-, three-, and five-year periods ended June 30, 2017, and as a result, the Board will continue to discuss with SelectCo the steps it is taking to address each such fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors, including the following: general market conditions; issuer-specific information; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2017.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Advisor Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Semiconductors Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

For Advisor Biotechnology, Advisor Consumer Discretionary, Advisor Energy, Advisor Health Care, Advisor Industrials, and Advisor Technology, the Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2017.

For Advisor Financial Services, the Board noted that the total expense ratio of each of Class A, Class C, and Class I ranked below the competitive median for the 12-month period ended June 30, 2017 and the total expense ratio of Class M (formerly Class T) ranked equal to the competitive median for the 12-month period ended June 30, 2017.

For Advisor Semiconductors and Advisor Utilities, the Board noted that the total expense ratio of each of Class A, Class C, and Class I ranked below the competitive median for the 12-month period ended June 30, 2017 and the total expense ratio of Class M (formerly Class T) ranked above the competitive median for the 12-month period ended June 30, 2017.

For Advisor Communications Equipment, the Board noted that the total expense ratio of Class A ranked equal to the competitive median for the 12-month period ended June 30, 2017 and the total expense ratio of each of Class M (formerly Class T), Class C, and Class I ranked above the competitive median for the 12-month period ended June 30, 2017.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. For Class M, Class C, and Class I of Advisor Communications Equipment, the Board noted that the total expense ratio of each of these classes was above the competitive median: (i) as a result of higher transfer agent fees due to small average account sizes as compared to other funds; and (ii) due to low asset levels. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) comparisons to institutional products; (v) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (vi) the impact of proposed changes to contractual expense cap arrangements in place for certain funds; (vii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (viii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (ix) the presentation of certain fund performance information; (x) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, including the increased use of omnibus accounts and lower pricing in the retirement channel; (xi) fluctuations in trading expenses; (xii) explanations regarding the relative total expense ratios of certain funds and classes; and (xiii) Fidelity's expectations regarding the future asset levels of certain funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on February 9, 2018. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
James C. Curvey
Affirmative	6,025,729,824.47	96.273
Withheld	233,275,796.83	3.727
TOTAL	6,259,005,621.30	100.000
Dennis J. Dirks
Affirmative	6,037,341,288.16	96.459
Withheld	221,664,333.14	3.541
TOTAL	6,259,005,621.30	100.000
Donald F. Donahue
Affirmative	6,037,036,802.91	96.454
Withheld	221,968,818.39	3.546
TOTAL	6,259,005,621.30	100.000
Alan J. Lacy
Affirmative	6,035,009,671.49	96.422
Withheld	223,995,949.81	3.578
TOTAL	6,259,005,621.30	100.000
Ned C. Lautenbach
Affirmative	6,030,484,320.39	96.349
Withheld	228,521,300.91	3.651
TOTAL	6,259,005,621.30	100.000
Joseph Mauriello
Affirmative	6,033,180,718.55	96.393
Withheld	225,824,902.75	3.607
TOTAL	6,259,005,621.30	100.000
Charles S. Morrison
Affirmative	6,036,762,658.89	96.450
Withheld	222,242,962.41	3.550
TOTAL	6,259,005,621.30	100.000
Cornelia M. Small
Affirmative	6,038,934,439.57	96.484
Withheld	220,071,181.73	3.516
TOTAL	6,259,005,621.30	100.000
Garnett A. Smith
Affirmative	6,035,382,805.96	96.428
Withheld	223,622,815.34	3.572
TOTAL	6,259,005,621.30	100.000
David M. Thomas
Affirmative	6,035,686,101.98	96.433
Withheld	223,319,519.32	3.567
TOTAL	6,259,005,621.30	100.000
Michael E. Wiley
Affirmative	6,035,431,517.12	96.428
Withheld	223,574,104.18	3.572
TOTAL	6,259,005,621.30	100.000

PROPOSAL 2

To eliminate a fundamental investment policy for Fidelity Advisor Biotechnology Fund.

	# of Votes	% of Votes
Affirmative	1,088,428,293.47	68.374
Against	96,128,847.36	6.039
Abstain	81,413,694.38	5.114
Broker Non - Votes	325,908,127.20	20.473
TOTAL	1,591,878,962.41	100.000

PROPOSAL 2

To eliminate a fundamental investment policy for Fidelity Advisor Communications Equipment Fund.

	# of Votes	% of Votes
Affirmative	7,157,367.22	69.167
Against	640,184.41	6.187
Abstain	785,164.84	7.587
Broker Non - Votes	1,765,365.66	17.059
TOTAL	10,348,082.13	100.000

PROPOSAL 2

To eliminate a fundamental investment policy for Fidelity Advisor Consumer Discretionary Fund.

	# of Votes	% of Votes
Affirmative	103,516,914.38	67.840
Against	9,922,037.09	6.502
Abstain	9,850,373.18	6.455
Broker Non - Votes	29,302,612.51	19.203
TOTAL	152,591,937.16	100.000

PROPOSAL 2

To eliminate a fundamental investment policy for Fidelity Advisor Energy Fund.

	# of Votes	% of Votes
Affirmative	331,415,218.78	63.404
Against	38,917,310.42	7.446
Abstain	39,173,860.49	7.494
Broker Non - Votes	113,202,116.87	21.656
TOTAL	522,708,506.56	100.000

PROPOSAL 2

To eliminate a fundamental investment policy for Fidelity Advisor Financial Services Fund.

	# of Votes	% of Votes
Affirmative	150,018,249.68	62.781
Against	23,892,674.21	9.999
Abstain	14,837,815.06	6.209
Broker Non - Votes	50,207,090.93	21.011
TOTAL	238,955,829.88	100.000

PROPOSAL 2

To eliminate a fundamental investment policy For Fidelity Advisor Health Care Fund.

	# of Votes	% of Votes
Affirmative	1,087,028,777.71	66.516
Against	136,261,424.17	8.338
Abstain	85,588,919.75	5.238
Broker Non - Votes	325,360,608.71	19.908
TOTAL	1,634,239,730.34	100.000

PROPOSAL 2

To eliminate a fundamental investment policy for Fidelity Advisor Industrials Fund.

	# of Votes	% of Votes
Affirmative	323,246,069.33	68.186
Against	36,821,713.48	7.768
Abstain	27,241,238.13	5.746
Broker Non - Votes	86,756,190.02	18.300
TOTAL	474,065,210.96	100.000

PROPOSAL 2

To eliminate a fundamental investment policy for Fidelity Advisor Semiconductors Fund.

	# of Votes	% of Votes
Affirmative	96,550,968.64	62.474
Against	8,752,115.24	5.663
Abstain	12,379,424.65	8.010
Broker Non - Votes	36,864,374.22	23.853
TOTAL	154,546,882.75	100.000

PROPOSAL 2

To eliminate a fundamental investment policy for Fidelity Advisor Technology Fund.

	# of Votes	% of Votes
Affirmative	592,485,952.32	65.335
Against	78,056,100.92	8.608
Abstain	57,125,114.32	6.299
Broker Non - Votes	179,178,756.85	19.758
TOTAL	906,845,924.41	100.000

PROPOSAL 2

To eliminate a fundamental investment policy for Fidelity Advisor Utilities Fund.

	# of Votes	% of Votes
Affirmative	133,130,707.32	69.150
Against	14,135,441.19	7.343
Abstain	12,806,113.68	6.651
Broker Non - Votes	32,453,522.95	16.856
TOTAL	192,525,785.14	100.000

PROPOSAL 3

To modify Fidelity Advisor Biotechnology Fund's fundamental concentration policy.

	# of Votes	% of Votes
Affirmative	1,107,933,658.33	69.600
Against	75,430,508.33	4.738
Abstain	82,606,671.36	5.189
Broker Non - Votes	325,908,124.39	20.473
TOTAL	1,591,878,962.41	100.000

PROPOSAL 3

To modify Fidelity Advisor Semiconductors Fund's fundamental concentration policy.

	# of Votes	% of Votes
Affirmative	99,896,127.68	64.639
Against	5,989,467.05	3.875
Abstain	11,796,913.80	7.633
Broker Non - Votes	36,864,374.22	23.853
TOTAL	154,546,882.75	100.000

PROPOSAL 4

To change Fidelity Advisor Financial Services Fund from a diversified fund to a non-diversified fund.

	# of Votes	% of Votes
Affirmative	147,310,891.12	61.648
Against	25,040,153.33	10.479
Abstain	16,397,694.50	6.862
Broker Non - Votes	50,207,090.93	21.011
TOTAL	238,955,829.88	100.000

PROPOSAL 4

To change Fidelity Advisor Health Care Fund from a diversified fund to a non-diversified fund.

	# of Votes	% of Votes
Affirmative	1,069,166,100.87	65.423
Against	160,307,707.62	9.810
Abstain	79,405,320.97	4.859
Broker Non - Votes	325,360,600.88	19.908
TOTAL	1,634,239,730.34	100.000

Proposal 1 reflects trust-wide proposal and voting results.

Proposal 2 was not approved by shareholders for Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Semiconductors Fund, and Fidelity Advisor Technology Fund.

Proposal 3 was not approved by shareholders for Fidelity Advisor Semiconductors Fund.

Proposal 4 was not approved by shareholders for Fidelity Advisor Financials Services Fund and Fidelity Advisor Health Care Fund.

AFOC-SANN-0318
1.700839.121

Fidelity Advisor® Global Real Estate Fund Class A, Class M, Class C and Class I Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Mitsui Fudosan Co. Ltd.	3.6
Prologis, Inc.	3.6
UDR, Inc.	2.6
Simon Property Group, Inc.	2.5
Sun Hung Kai Properties Ltd.	2.4
Boston Properties, Inc.	2.3
Duke Realty Corp.	2.3
Hibernia (REIT) PLC	2.2
Unibail-Rodamco	2.2
Mitsubishi Estate Co. Ltd.	2.2
25.9

Top Five Countries as of January 31, 2018

(excluding cash equivalents)	% of fund's net assets
United States of America	44.4
Japan	12.6
United Kingdom	7.6
Australia	5.9
Germany	5.0

Top Five REIT Sectors as of January 31, 2018

% of fund's net assets
REITs - Apartments	9.8
REITs - Diversified	9.2
REITs - Office Property	8.1
REITs - Management/Investment	7.6
REITs - Health Care	6.3

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks	96.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 51.9%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 5.9%
Abacus Property Group unit	6,869	$20,037
Arena (REIT) unit	9,320	17,198
Goodman Group unit	4,687	30,554
Ingenia Communities Group unit	16,151	35,530
National Storage (REIT) unit	20,567	24,859
Propertylink Group unit	28,900	22,473
The GPT Group unit	8,272	33,528

TOTAL AUSTRALIA		184,179

Austria - 1.9%
BUWOG AG	1,172	42,052
CA Immobilien Anlagen AG	580	17,815

TOTAL AUSTRIA		59,867

Bermuda - 1.6%
Hongkong Land Holdings Ltd.	6,750	48,600
Canada - 0.9%
Smart (REIT)	1,107	27,225
France - 4.1%
Accor SA	410	23,339
Gecina SA	190	37,083
Unibail-Rodamco	269	69,000

TOTAL FRANCE		129,422

Germany - 5.0%
Aroundtown SA	2,829	22,778
LEG Immobilien AG	599	67,542
Vonovia SE	1,320	65,079

TOTAL GERMANY		155,399

Hong Kong - 3.2%
Sino Land Ltd.	14,105	26,001
Sun Hung Kai Properties Ltd.	4,280	74,355

TOTAL HONG KONG		100,356

Ireland - 3.2%
Hibernia (REIT) PLC	36,300	69,045
Irish Residential Properties REIT PLC	15,700	29,239

TOTAL IRELAND		98,284

Italy - 0.6%
COIMA RES SpA (a)	1,800	19,711
Japan - 12.6%
Advance Residence Investment Corp.	13	33,476
Ichigo, Inc.	8,200	34,026
Japan Senior Living Investment Corp.	11	16,085
Kenedix Office Investment Corp.	6	37,793
Kenedix, Inc.	2,100	13,381
Mitsubishi Estate Co. Ltd.	3,540	68,091
Mitsui Fudosan Co. Ltd.	4,260	112,185
NTT Urban Development Co.	2,300	30,207
ORIX JREIT, Inc.	23	35,482
Star Asia Investment Corp.	14	13,995

TOTAL JAPAN		394,721

Mexico - 0.5%
Concentradora Fibra Hotelera Mexicana SA de CV	14,000	8,380
Terrafina	4,600	7,027

TOTAL MEXICO		15,407

Singapore - 4.4%
Mapletree Commercial Trust	25,600	32,981
Parkway Life REIT	23,800	54,792
UOL Group Ltd.	7,300	50,919

TOTAL SINGAPORE		138,692

Sweden - 0.4%
Victoria Park AB	2,900	11,078
United Kingdom - 7.6%
Assura PLC	8,800	7,697
British Land Co. PLC	3,571	33,900
Derwent London PLC	1,127	46,821
Land Securities Group PLC	2,679	38,106
Londonmetric Properity PLC	16,325	41,537
Tritax Big Box REIT PLC	14,927	31,600
U & I Group PLC	8,403	24,220
Workspace Group PLC	1,010	14,842

TOTAL UNITED KINGDOM		238,723

United States of America - 44.4%
American Homes 4 Rent Class A	1,317	27,380
Apartment Investment & Management Co. Class A	751	31,422
Ashford Hospitality Prime, Inc.	300	2,706
AvalonBay Communities, Inc.	308	52,483
Boston Properties, Inc.	586	72,494
Brandywine Realty Trust (SBI)	1,725	30,947
Brixmor Property Group, Inc.	1,027	16,668
Camden Property Trust (SBI)	189	16,360
CoStar Group, Inc. (b)	31	10,729
DCT Industrial Trust, Inc.	963	57,000
DiamondRock Hospitality Co.	1,755	20,639
Digital Realty Trust, Inc.	447	50,042
Duke Realty Corp.	2,716	71,730
Equity Lifestyle Properties, Inc.	699	60,338
Equity Residential (SBI)	446	27,478
Essex Property Trust, Inc.	150	34,947
Extra Space Storage, Inc.	533	44,495
Gaming & Leisure Properties	620	22,593
General Growth Properties, Inc.	1,586	36,526
Gramercy Property Trust	1,185	29,909
Host Hotels & Resorts, Inc.	2,277	47,271
Hudson Pacific Properties, Inc.	754	24,105
Kimco Realty Corp.	1,174	18,678
Prologis, Inc.	1,719	111,924
Public Storage	137	26,819
Regency Centers Corp.	439	27,617
Sabra Health Care REIT, Inc.	360	6,516
Simon Property Group, Inc.	472	77,111
SL Green Realty Corp.	305	30,659
Spirit Realty Capital, Inc.	2,000	16,340
Sun Communities, Inc.	446	39,623
UDR, Inc.	2,228	81,389
Urban Edge Properties	480	11,222
Ventas, Inc.	1,176	65,821
VEREIT, Inc.	4,586	33,019
Welltower, Inc.	827	49,595

TOTAL UNITED STATES OF AMERICA		1,384,595

TOTAL COMMON STOCKS
(Cost $2,845,381)		3,006,259

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.39% (c)
(Cost $29,788)	29,782	29,788
TOTAL INVESTMENT IN SECURITIES - 97.3%
(Cost $2,875,169)		3,036,047
NET OTHER ASSETS (LIABILITIES) - 2.7%		85,326
NET ASSETS - 100%		$3,121,373

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,711 or 0.6% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$497
Total	$497

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$23,339	$23,339	$--	$--
Financials	36,468	22,473	13,995	--
Information Technology	10,729	10,729	--	--
Real Estate	2,935,723	2,554,997	380,726	--
Money Market Funds	29,788	29,788	--	--
Total Investments in Securities:	$3,036,047	$2,641,326	$394,721	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$280,652
Level 2 to Level 1	$0

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,845,381)	$3,006,259
Fidelity Central Funds (cost $29,788)	29,788
Total Investment in Securities (cost $2,875,169)		$3,036,047
Cash		33,753
Receivable for investments sold		62,136
Receivable for fund shares sold		55,183
Dividends receivable		6,222
Distributions receivable from Fidelity Central Funds		40
Prepaid expenses		11
Receivable from investment adviser for expense reductions		5,369
Other receivables		83
Total assets		3,198,844
Liabilities
Payable for investments purchased	$41,079
Accrued management fee	1,753
Distribution and service plan fees payable	1,012
Audit fees payable	27,682
Custody fees payable	4,908
Other affiliated payables	485
Other payables and accrued expenses	552
Total liabilities		77,471
Net Assets		$3,121,373
Net Assets consist of:
Paid in capital		$3,082,951
Distributions in excess of net investment income		(6,343)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(116,274)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		161,039
Net Assets		$3,121,373
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($844,518 ÷ 84,342 shares)		$10.01
Maximum offering price per share (100/94.25 of $10.01)		$10.62
Class M:
Net Asset Value and redemption price per share ($584,121 ÷ 58,349 shares)		$10.01
Maximum offering price per share (100/96.50 of $10.01)		$10.37
Class C:
Net Asset Value and offering price per share ($775,546 ÷ 77,518 shares)(a)		$10.00
Class I:
Net Asset Value, offering price and redemption price per share ($917,188 ÷ 91,543 shares)		$10.02

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$34,530
Income from Fidelity Central Funds		497
Income before foreign taxes withheld		35,027
Less foreign taxes withheld		(2,369)
Total income		32,658
Expenses
Management fee	$10,095
Transfer agent fees	2,419
Distribution and service plan fees	5,924
Accounting fees and expenses	567
Custodian fees and expenses	8,922
Independent trustees' fees and expenses	31
Registration fees	18,179
Audit	24,804
Legal	21
Miscellaneous	694
Total expenses before reductions	71,656
Expense reductions	(49,207)	22,449
Net investment income (loss)		10,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,331
Foreign currency transactions	350
Total net realized gain (loss)		10,681
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	117,937
Assets and liabilities in foreign currencies	(26)
Total change in net unrealized appreciation (depreciation)		117,911
Net gain (loss)		128,592
Net increase (decrease) in net assets resulting from operations		$138,801

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	For the period August 11, 2016 (commencement of operations) to July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,209	$35,722
Net realized gain (loss)	10,681	(82,716)
Change in net unrealized appreciation (depreciation)	117,911	43,128
Net increase (decrease) in net assets resulting from operations	138,801	(3,866)
Distributions to shareholders from net investment income	(34,616)	(17,656)
Distributions to shareholders from net realized gain	(41,912)	(2,329)
Total distributions	(76,528)	(19,985)
Share transactions - net increase (decrease)	251,853	2,831,098
Total increase (decrease) in net assets	314,126	2,807,247
Net Assets
Beginning of period	2,807,247	–
End of period	$3,121,373	$2,807,247
Other Information
Undistributed net investment income end of period	$–	$18,064
Distributions in excess of net investment income end of period	$(6,343)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Global Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.15
Net realized and unrealized gain (loss)	.44	(.26)
Total from investment operations	.48	(.11)
Distributions from net investment income	(.13)	(.07)
Distributions from net realized gain	(.14)	(.01)
Total distributions	(.28)C	(.08)
Net asset value, end of period	$10.01	$9.81
Total ReturnD,E,F	4.90%	(1.00)%
Ratios to Average Net AssetsG,H
Expenses before reductions	4.80%I	8.94%I
Expenses net of fee waivers, if any	1.40%I	1.40%I
Expenses net of all reductions	1.38%I	1.39%I
Net investment income (loss)	.86%I	1.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$845	$657
Portfolio turnover rateJ	35%I	59%I

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.142 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.13
Net realized and unrealized gain (loss)	.44	(.27)
Total from investment operations	.47	(.14)
Distributions from net investment income	(.11)	(.06)
Distributions from net realized gain	(.14)	(.01)
Total distributions	(.25)	(.07)
Net asset value, end of period	$10.01	$9.79
Total ReturnC,D,E	4.86%	(1.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	5.03%H	9.20%H
Expenses net of fee waivers, if any	1.65%H	1.65%H
Expenses net of all reductions	1.63%H	1.64%H
Net investment income (loss)	.61%H	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$584	$550
Portfolio turnover rateI	35%H	59%H

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.08
Net realized and unrealized gain (loss)	.43	(.26)
Total from investment operations	.44	(.18)
Distributions from net investment income	(.06)	(.05)
Distributions from net realized gain	(.14)	(.01)
Total distributions	(.20)	(.06)
Net asset value, end of period	$10.00	$9.76
Total ReturnC,D,E	4.54%	(1.77)%
Ratios to Average Net AssetsF,G
Expenses before reductions	5.50%H	9.75%H
Expenses net of fee waivers, if any	2.15%H	2.15%H
Expenses net of all reductions	2.14%H	2.14%H
Net investment income (loss)	.11%H	.90%H
Supplemental Data
Net assets, end of period (000 omitted)	$776	$737
Portfolio turnover rateI	35%H	59%H

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.17
Net realized and unrealized gain (loss)	.44	(.26)
Total from investment operations	.50	(.09)
Distributions from net investment income	(.16)	(.08)
Distributions from net realized gain	(.14)	(.01)
Total distributions	(.30)	(.09)
Net asset value, end of period	$10.02	$9.82
Total ReturnC,D	5.12%	(.80)%
Ratios to Average Net AssetsE,F
Expenses before reductions	4.48%G	8.74%G
Expenses net of fee waivers, if any	1.15%G	1.15%G
Expenses net of all reductions	1.13%G	1.14%G
Net investment income (loss)	1.11%G	1.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$917	$863
Portfolio turnover rateH	35%G	59%G

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Advisor Global Real Estate Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$272,932
Gross unrealized depreciation	(141,173)
Net unrealized appreciation (depreciation)	$131,759
Tax cost	$2,904,288

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(81,834)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $680,619 and $492,296, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$934	$448
Class M	.25%	.25%	1,414	1,072
Class C	.75%	.25%	3,576	2,850
			$5,924	$4,370

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, no sales charge amounts were retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$831.22
Class M	520.18
Class C	466.13
Class I	602.14
	$2,419

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2018. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$12,671
Class M	1.65%	9,543
Class C	2.15%	11,967
Class I	1.15%	14,805
		$48,986

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $133 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $75.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017(a)
From net investment income
Class A	$10,565	$4,562
Class M	6,191	3,316
Class C	4,104	3,067
Class I	13,756	6,711
Total	$34,616	$17,656
From net realized gain
Class A	$11,196	$562
Class M	8,065	466
Class C	10,049	563
Class I	12,602	738
Total	$41,912	$2,329

 (a) For the period August 11, 2016 (commencement of operations) to July 31, 2017.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017 (a)	Six months ended January 31, 2018	Year ended July 31, 2017(a)
Class A
Shares sold	24,097	81,755	$238,977	$803,455
Reinvestment of distributions	2,212	575	21,761	5,124
Shares redeemed	(8,960)	(15,337)	(88,243)	(141,193)
Net increase (decrease)	17,349	66,993	$172,495	$667,386
Class M
Shares sold	3,663	55,940	$36,231	$555,479
Reinvestment of distributions	1,449	424	14,256	3,782
Shares redeemed	(2,905)	(222)	(28,512)	(2,000)
Net increase (decrease)	2,207	56,142	$21,975	$557,261
Class C
Shares sold	5,698	75,177	$57,013	$736,227
Reinvestment of distributions	1,438	335	14,153	2,984
Shares redeemed	(5,117)	(13)	(49,965)	(118)
Net increase (decrease)	2,019	75,499	$21,201	$739,093
Class I
Shares sold	5,684	89,258	$56,071	$880,092
Reinvestment of distributions	2,624	835	25,818	7,448
Shares redeemed	(4,644)	(2,214)	(45,707)	(20,182)
Net increase (decrease)	3,664	87,879	$36,182	$867,358

 (a) For the period August 11, 2016 (commencement of operations) to July 31, 2017.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 63% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Class A	1.40%
Actual		$1,000.00	$1,049.00	$7.23
Hypothetical-C		$1,000.00	$1,018.15	$7.12
Class M	1.65%
Actual		$1,000.00	$1,048.60	$8.52
Hypothetical-C		$1,000.00	$1,016.89	$8.39
Class C	2.15%
Actual		$1,000.00	$1,045.40	$11.08
Hypothetical-C		$1,000.00	$1,014.37	$10.92
Class I	1.15%
Actual		$1,000.00	$1,051.20	$5.95
Hypothetical-C		$1,000.00	$1,019.41	$5.85

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Global Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. SelectCo and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also ratified an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, which was effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates to the extent that assets under management that are included in group fee calculations increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing of the Investment Advisers as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Global Real Estate Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses and the potential impact of changes to the contractual expense cap arrangements approved by the Board. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Class A ranked equal to the competitive median for the period and the total expense ratio of each of Class M (formerly Class T), Class C, and Class I ranked above the competitive median for the period. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that Class M, Class C, and Class I were above the competitive median as a result of relatively high other expenses due to low fund asset levels. The Board also noted that the total expense ratio of Class M was also above the competitive median because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of the fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) comparisons to institutional products; (v) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (vi) the impact of proposed changes to contractual expense cap arrangements in place for certain funds; (vii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (viii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (ix) the presentation of certain fund performance information; (x) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, including the increased use of omnibus accounts and lower pricing in the retirement channel; (xi) fluctuations in trading expenses; (xii) explanations regarding the relative total expense ratios of certain funds and classes; and (xiii) Fidelity's expectations regarding the future asset levels of certain funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on February 9, 2018. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
James C. Curvey
Affirmative	6,025,729,824.47	96.273
Withheld	233,275,796.83	3.727
TOTAL	6,259,005,621.30	100.000
Dennis J. Dirks
Affirmative	6,037,341,288.16	96.459
Withheld	221,664,333.14	3.541
TOTAL	6,259,005,621.30	100.000
Donald F. Donahue
Affirmative	6,037,036,802.91	96.454
Withheld	221,968,818.39	3.546
TOTAL	6,259,005,621.30	100.000
Alan J. Lacy
Affirmative	6,035,009,671.49	96.422
Withheld	223,995,949.81	3.578
TOTAL	6,259,005,621.30	100.00
Ned C. Lautenbach
Affirmative	6,030,484,320.39	96.349
Withheld	228,521,300.91	3.651
TOTAL	6,259,005,621.30	100.000
Joseph Mauriello
Affirmative	6,033,180,718.55	96.393
Withheld	225,824,902.75	3.607
TOTAL	6,259,005,621.30	100.000
Charles S. Morrison
Affirmative	6,036,762,658.89	96.450
Withheld	222,242,962.41	3.550
TOTAL	6,259,005,621.30	100.000
Cornelia M. Small
Affirmative	6,038,934,439.57	96.484
Withheld	220,071,181.73	3.516
TOTAL	6,259,005,621.30	100.000
Garnett A. Smith
Affirmative	6,035,382,805.96	96.428
Withheld	223,622,815.34	3.572
TOTAL	6,259,005,621.30	100.000
David M. Thomas
Affirmative	6,035,686,101.98	96.433
Withheld	223,319,519.32	3.567
TOTAL	6,259,005,621.30	100.000
Michael E. Wiley
Affirmative	6,035,431,517.12	96.428
Withheld	223,574,104.18	3.572
TOTAL	6,259,005,621.30	100.000
Proposal 1 reflects trust wide proposal and voting results.

AGRE-SANN-0318
1.9881281.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 26, 2018